                       LINCOLN NATIONAL INCOME FUND, INC.
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                         SPECIAL MEETING OF SHAREHOLDERS
                             YOUR VOTE IS IMPORTANT

Dear Shareholder:

     Enclosed is a Notice of a Special Meeting of  Shareholders  (the "Meeting")
of Lincoln  National  Income Fund,  Inc. (the  "Company").  The Meeting has been called for June 1, 2006 at 10:00 a.m.  Eastern  time at the  offices of Delaware
Investments,   2001  Market   Street,   2nd  Floor   Auditorium,   Philadelphia,
Pennsylvania  19103-7055.  The  accompanying  materials  describe  an  important proposal that may affect the future of the Company. We ask you to give this your prompt  attention and vote via the enclosed proxy card or by telephone or by the
Internet.

                  PLEASE VOTE BY TELEPHONE, VIA THE INTERNET OR
                               COMPLETE, SIGN AND
                          MAIL THE ENCLOSED PROXY CARD

     This Meeting is very important.  The Board of Directors of the Company (the
"Board")  recommends  that you  consider  and approve an  Agreement  and Plan of
Acquisition  that would result in your shares of the Company being exchanged for those of an open-end  fund in the  Delaware  Investments  Family of Funds called
Delaware  Corporate Bond Fund (the "Corporate Bond Fund"),  a series of Delaware
Group Income Funds,  that has investment goals  comparable to the Company's.  If the  shareholders  of the Company  approve the proposal,  you will  receive,  in exchange for your shares of the Company,  Class A shares of the  Corporate  Bond
Fund  equal in value to the  aggregate  net  asset  value of your  shares of the
Company.  You will no  longer  be a  shareholder  of the  Company,  and you will instead be a shareholder  of the Corporate Bond Fund. The Company will no longer exist after the transaction is completed. No sales charge will be imposed on the
Class A shares  of  Corporate  Bond Fund that you  receive  in the  transaction.
However, a temporary 2% redemption  (exchange) fee will be assessed on the Class
A shares of the Corporate  Bond Fund received in exchange for your shares of the
Company if you redeem or exchange your Corporate Bond Fund Class A shares within three (3) months after the transaction is completed.

     The proposed  transaction is expected to be tax-free,  which means that you will not have a  taxable  gain or loss on the  exchange  of your  shares  of the
Company for Class A shares of the Corporate Bond Fund.

                           YOUR BOARD'S RECOMMENDATION

     The  Board   recommends   this   transaction   primarily   because  Company
shareholders  would  benefit  from  significantly  lower  operating  expenses as shareholders of the Corporate Bond Fund. In addition,  reorganizing  the Company into an open-end fund will provide the Company's  shareholders  with the ability to  liquidate  these  shares  at net  asset  value  (subject  to  the  temporary redemption fee discussed  above) thereby  eliminating  the discount at which the
Company's shares are currently  trading.  For these reasons and others discussed in the  attached  proxy  statement/prospectus,  the  Board of  Directors  of the
Company believes that the proposed reorganization is in the best interest of the
Company's  shareholders.  The Board  unanimously  recommends that you vote "FOR"
this proposal.

     Please take the time to review this entire document and vote now.

     You may vote your shares by using one of the following methods:

o    Vote by Internet.  Go to the website and follow the instructions  indicated
     on your proxy card or voting instruction form.

o    Vote by Telephone.  Call the toll-free  number indicated on your proxy card or voting instruction form and follow the recorded instructions.

o    Mark,  sign,  date and mail your  proxy card in the  enclosed  postage-paid return envelope.

o    If you  determine at a later date that you wish to attend the Meeting,  you may revoke your proxy and vote in person;  provided,  however, that if your shares are held of record by a broker-dealer  (or other nominee),  you must obtain a "legal proxy" from your broker-dealer of record (or other nominee)
     and present it to the Inspector of Elections at the Meeting.

     If you have any  questions or need  assistance  voting your shares,  please call D.F. King & Co., Inc., who is assisting us, toll-free at 1-800-628-8510.

     Thank you for your prompt attention and participation.

                                            Sincerely,

                                            /s/Patrick P. Coyne
                                            Patrick P. Coyne
                                            President,
                                            Lincoln National Income Fund, Inc.

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                       LINCOLN NATIONAL INCOME FUND, INC.
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                           To be held on June 1, 2006

To the Shareholders:

     NOTICE  IS  HEREBY  GIVEN  that a  Special  Meeting  of  Shareholders  (the
"Meeting") of Lincoln National Income Fund, Inc. (the "Company") will be held at the offices of Delaware  Investments,  2001 Market Street, 2nd Floor Auditorium,
Philadelphia, Pennsylvania 19103 on June 1, 2006 at 10:00 a.m. Eastern time. The
Meeting is being called for the following purposes:

     1. To approve an Agreement and Plan of Acquisition (the "Plan") between the
Company and Delaware  Group Income Funds,  on behalf of Delaware  Corporate Bond
Fund (the  "Corporate  Bond Fund"),  that provides for: (i) the  acquisition  of substantially  all of the  assets  of the  Company  by  Corporate  Bond  Fund in exchange  solely for Class A shares of  Corporate  Bond Fund;  (ii) the pro rata distribution  of such shares to the holders of shares of the Company;  and (iii)
the complete  liquidation  and  dissolution of the Company.  Shareholders of the
Company will receive Class A shares of Corporate Bond Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders'  shares of the Company.

     2. To transact  any other  business  not  currently  contemplated  that may properly come before the Meeting or any adjournment thereof.

     The transaction contemplated by the Plan is described in the attached Proxy
Statement/Prospectus.  A copy  of the  form of the  Plan,  which  describes  the
transaction   more   completely,   is   attached  as  Exhibit  A  to  the  Proxy
Statement/Prospectus.

     Shareholders  of record of the Company as of the close of business on March
20,  2006 are  entitled  to  notice  of,  and to vote  at,  the  Meeting  or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the Proxy Card by mail in the  enclosed  postage-paid envelope, or by voting by telephone or via the Internet. Your vote is important.

                                             By Order of the Board of Directors,

                                             /s/David F. Connor
                                             David F. Connor
                                             Secretary

April 21, 2006

                  PLEASE ACT PROMPTLY - YOUR VOTE IS IMPORTANT

     To secure the largest  possible  representation  and to save the expense of further  mailings,  please mark,  sign and date your Proxy Card and return it in the enclosed envelope, which requires no postage if mailed in the United States.
If you prefer,  you may instead vote by telephone or via the  Internet.  You may revoke  your Proxy at any time at or before the Meeting or vote in person if you attend the Meeting (and provide a legal proxy, if  applicable).  If you have any questions or need assistance  voting your shares,  please call D. F. King & Co.,
Inc., who is assisting your Company, toll-free at 1-800-628-8510.

                           Proxy Statement/Prospectus

                                TABLE OF CONTENTS

                                                                         Page

Cover Pages                                                               1

Summary                                                                   3
   What is the purpose of the proposal?                                   3
   How will the shareholder voting be handled?                            4

Comparisons of Some Important Features                                    4
   How do the investment objectives and policies                          4
      of the Company and Corporate Bond Fund compare?
   What are the principal risks of an investment in
      the Funds?                                                          5
   What are the principal differences between
      open-end and closed-end funds?                                      6
   What are the general tax consequences of the
      Transaction?                                                        7
   Who manages the Funds?                                                 8
   What are the fees and expenses of each Fund and
      what might they be after the Transaction?                           9
   How do the performance records of the Funds
      compare?                                                           11
   Where can I find more financial information about
      the Funds?                                                         13
   What are other key features of the Funds?                             13
            Transfer Agency Services                                     13
            Custody Services                                             13
            Administration Services                                      13
            Distribution Services                                        14
            Rule 12b-1 Plans                                             14
            Purchase, Exchange and Redemption
              Procedures                                                 14
            Dividends, Distributions and Taxes                           16

Reasons for the Transaction                                              16

Information about the Transaction                                        19
   How will the Transaction be carried out?                              19
   What are the tax consequences of the Transaction?                     20
   What should I know about Corporate Bond Fund
      Class A Shares?                                                    21
   Who will pay the expenses of the Transaction?                         22
   What are the capitalizations of the Funds                             22
      and what might the capitalization be after the
      Transaction?

Comparison of Investment Objectives and Policies                         23
   Are there any significant differences between                         23
      the investment objectives, strategies and
      investment policies of the Company and
      Corporate Bond Fund?
   How do the investment restrictions of the Funds
      differ?                                                            28
   What are the risk factors associated with
      investments in the Funds?                                          30

Further Information About the Funds                                      32

Voting Information                                                       37
   How many votes are necessary to approve the Plan?                     37
   How do I ensure my vote is accurately recorded?                       38
   Can I revoke my proxy?                                                38
   What other matters will be voted upon at the
      Meeting?                                                           38
   Who is entitled to vote?                                              39
   What other solicitations will be made?                                39

Principal Holders of Shares                                              39

Glossary - Useful Terms and Definitions                                  42

Exhibits to Proxy Statement/Prospectus                                   43

Exhibit A - Form of Agreement and Plan of Acquisition                   A-1
among Lincoln National Income Fund, Inc., Delaware
Group Income Funds (on behalf of Delaware Corporate
Bond Fund), and Delaware Management Company, a
series of Delaware Management Business Trust

Exhibit B - Prospectus of Delaware Corporate Bond
Fund - Class A, B, C & R, dated November 28, 2005
(enclosed)

Exhibit C - Annual Report to Shareholders of
Delaware Corporate Bond Fund for the fiscal year
ended July 31, 2005 and Semi-Annual Report to
Shareholders for the period ended January 31, 2006
(enclosed)

Exhibit D - Other Information About the Company                         D-1
         Investment Objective and Policies                              D-1
         Distribution and Tax Information                               D-5

                           PROXY STATEMENT/PROSPECTUS

                              Dated April 21, 2006

                Acquisition of Substantially all of the Assets of
                       LINCOLN NATIONAL INCOME FUND, INC.
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                    By and in exchange for Class A Shares of
                          DELAWARE CORPORATE BOND FUND
                    (a series of Delaware Group Income Funds)
                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

     This Proxy  Statement/Prospectus  solicits proxies to be voted at a Special
Meeting of Shareholders  (the  "Meeting") of Lincoln  National Income Fund, Inc.
(the  "Company").  At the Meeting,  shareholders of the Company will be asked to approve an Agreement and Plan of Acquisition  (the "Plan").  If the shareholders of the Company vote to approve the Plan,  substantially all of the assets of the
Company  will be acquired  by  Delaware  Corporate  Bond Fund  ("Corporate  Bond
Fund"),  a series of Delaware  Group Income Funds (the  "Acquiring  Trust"),  in
exchange  for shares of  Corporate  Bond Fund - Class A ("Class A Shares").  The
principal  offices of the  Company and the  Acquiring  Trust are located at 2005
Market Street, Philadelphia,  Pennsylvania 19103-7094. You can reach the offices
of  both  the  Company  and  the   Acquiring   Trust  by  telephone  by  calling
1-800-523-1918.

     The  Meeting  will be held at the  offices of  Delaware  Investments,  2001
Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103 on June 1,
2006 at 10:00  a.m.  Eastern  time.  The Board of  Directors  of the  Company is soliciting these proxies. This Proxy  Statement/Prospectus will first be sent to shareholders on or about April 24, 2006.

     If the  shareholders  of the  Company  vote to approve  the Plan,  you will receive  Corporate  Bond Fund Class A Shares of  equivalent  aggregate net asset value  ("NAV") to the  aggregate  net asset  value of the  common  shares of the
Company ("Company  shares") that you own. No sales charge will be imposed on the
Class A Shares you  receive in  connection  with this  transaction.  However,  a temporary  2%  redemption  (exchange)  fee  will be  assessed  on Class A Shares received in exchange  for Company  shares if such Class A Shares are redeemed or exchanged  within  three (3)  months  after the  transaction  is  completed,  as discussed  below under "What are other key  features of the Funds?  -- Purchase,
Exchange and  Redemption  Procedures."  The Company will then be liquidated  and dissolved.

     The investment goals of the Company and Corporate Bond Fund (each, a "Fund"
and  together,  the  "Funds")  are  comparable.   Specifically,  the  investment
objective  of  Corporate  Bond  Fund  is  to  provide  total  return  through  a combination of capital appreciation and current income. The investment objective
of  the  Company  is  to  provide   increasing  dollar  amounts  of  income  for
distribution  to its  shareholders  over the long  term.  While  the  investment objective of the Company is fundamental,  the investment  objective of Corporate
Bond Fund is non-fundamental, which means that the Board of Trustees may approve a change in  Corporate  Bond  Fund's  objective  without  shareholder  approval, although the Board would provide prior  notification to shareholders of any such changes.

     Delaware  Management  Company  ("DMC"),  a series  of  Delaware  Management
Business  Trust,  serves  as  investment  manager  to each  Fund.  The  Board of
Directors of the Company  believes that exchanging  Company shares for Corporate
Bond Fund Class A Shares  will  benefit  the  shareholders  of the  Company,  as discussed in this Proxy Statement/Prospectus.

     This Proxy  Statement/Prospectus  gives the information  about the proposed reorganization and Corporate Bond Fund that you should know before voting on the
Plan. You should retain it for future  reference.  Additional  information about
Corporate Bond Fund and the proposed reorganization has been filed with the U.S.
Securities and Exchange Commission (the "SEC") and can be found in the following documents:

o    The  Prospectus of Corporate  Bond Fund - Class A, B, C & R dated  November
     28, 2005, as  supplemented,  is enclosed with and considered a part of this
     Proxy Statement/Prospectus.

o    The Annual Report to Shareholders of the Corporate Bond Fund for the fiscal year ended July 31, 2005 and  Semi-Annual  Report to  Shareholders  for the
     period  ended  January  31,  2006,  each of which  contains  financial  and performance  information  for  Corporate  Bond Fund,  is enclosed  with and considered a part of this Proxy Statement/Prospectus.

o    A Statement of Additional Information ("SAI") dated April 21, 2006 relating to this  Proxy  Statement/Prospectus  has  been  filed  with the SEC and is considered a part of this Proxy Statement/Prospectus.

     You  may   request  a  free  copy  of  the  SAI   relating  to  this  Proxy
Statement/Prospectus or any of the documents referred to above without charge by calling  1-800-523-1918,  or by writing to  Corporate  Bond Fund at:  Attention:
Account Services, 2005 Market Street, Philadelphia, Pennsylvania 19103.

     Like all  mutual  funds,  the SEC has not  approved  or  disapproved  these securities or passed upon the adequacy of this Proxy  Statement/Prospectus.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks  including  the possible  loss of principal.

                                     SUMMARY

     This is only a summary  of  certain  information  contained  in this  Proxy
Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus,  including the Plan (attached as Exhibit A), the Corporate Bond Fund  Prospectus  (enclosed as Exhibit B), and the Annual and
Semi-Annual  Reports to  Shareholders  of the Corporate  Bond Fund  (enclosed as
Exhibit C).

What is the purpose of the proposal?

     The Board of Directors of the Company has approved the Plan for the Company
and  recommends   that   shareholders  of  the  Company  approve  the  Plan.  If
shareholders  of the  Company  vote to approve  the Plan,  it will result in the transfer of substantially  all of the Company's net assets to the Corporate Bond
Fund in exchange for Corporate Bond Fund Class A Shares of equivalent  aggregate
NAV (this  exchange  is referred  to in this Proxy  Statement/Prospectus  as the
"Transaction.")  This means  that,  although  the total net asset  value of your investment will be the same immediately  before and after the  Transaction,  the number of Class A Shares that you  receive  will  likely be  different  than the number of Company  shares that you  surrender.  No sales charges will be imposed upon the Class A Shares you receive in connection with the Transaction. However, a 2% redemption  (exchange)  fee will be imposed on  redemptions or exchanges of
Class A Shares received in the Transaction for the first three months  following the  closing  of the  Transaction.  After  the  Class A Shares  are  distributed
pro-rata  to  the  Company's  shareholders,   the  Company  will  be  completely
liquidated and dissolved. As a result of the Transaction, you will cease to be a shareholder  of the Company and will become a shareholder  of the Corporate Bond
Fund.  This  exchange will occur on a date agreed to between the Company and the
Acquiring  Trust (to be  referred to as the  "Closing  Date").  If  shareholders approve the Plan at the Meeting, the Closing Date of the Transaction is expected to occur on or about June 16, 2006.

     Delaware Management Company ("DMC") manages both Funds and will continue to be the  investment  manager  for  Corporate  Bond  Fund upon  completion  of the
Transaction.  Corporate Bond Fund has investment  goals and investment  policies that are  comparable  to those of the  Company.  For the reasons set forth under
"Reasons for the  Transaction"  below, the Board of Directors of the Company has determined  that the Transaction is in the best interests of the Company and its shareholders. The Board of Directors of the Company and the Board of Trustees of
the Acquiring  Trust also have  concluded that no dilution in value would result to the  shareholders of the Company or Corporate Bond Fund,  respectively,  as a result of the Transaction.

     It is expected that the  shareholders of the Company will not recognize any gain or loss for  federal  income tax  purposes  as a result of the  exchange of their  shares for  Corporate  Bond Fund  Class A Shares.  You  should,  however, consult your tax adviser  regarding the effect,  if any, of the  Transaction  in light of your individual circumstances. You should also consult your tax adviser about  state and  local tax  consequences.  For more  information  about the tax consequences of the Transaction,  please see "Information  About the Transaction
-- What are the tax consequences of the Transaction?"

                      THE BOARD OF DIRECTORS OF THE COMPANY
              RECOMMENDS THAT YOU VOTE "FOR" APPROVAL OF THE PLAN.

How will the shareholder voting be handled?

     Shareholders  of the  Company  who own shares at the close of  business  on
March 20, 2006 will be entitled to vote at the Meeting,  and will be entitled to one vote for each full share and a  fractional  vote for each  fractional  share that they hold.  Approval of the Transaction  requires the affirmative vote of a majority of the  outstanding  shares of the Company.  D. F. King & Co., Inc. has been retained by the Company to solicit shareholder votes.

     Please   vote   by   proxy   as   soon   as   you   receive    this   Proxy
Statement/Prospectus.  You may place your vote by  completing  and  signing  the enclosed  proxy card or by  telephone  or via the  Internet.  If you return your signed  proxy  card or vote by  telephone  or by  Internet,  your  votes will be officially cast at the Meeting by the persons appointed as proxies. Please refer to the instructions that accompany your voting instruction form.

     You can revoke your proxy or change your  voting  instructions  at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting.  However,  if your shares are held of record by a  broker-dealer  (or  other  nominee)  and you wish to vote in person at the
Meeting,  you must obtain a "legal proxy" from your  broker-dealer of record (or other nominee) and present it to the Inspector of Elections at the Meeting.  For
more details about shareholder voting, see the "Voting  Information"  section of this Proxy Statement/Prospectus.

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment  objectives and policies of the Company and Corporate Bond
Fund compare?

     The investment  goals of the Company are comparable to the investment goals of  Corporate  Bond  Fund.  The  Company's  investment  objective  is to provide increasing  dollar amounts of income for distribution to its  shareholders  over time. The Corporate  Bond Fund seeks to provide  investors with total return and strives to provide that total return through a combination of income and capital appreciation from the bonds in its portfolio.  Hence, both Funds seek securities
that  provide  income  through   interest  and  dividends  earned  on  portfolio
securities,  while  Corporate Bond Fund also seeks to invest in securities  that will increase in value.

     Both Funds seek to achieve  their  objectives  by  investing  primarily  in corporate bonds. Under normal market conditions, the Company's investment policy is to invest at least 80% of its total  assets in fixed income  securities  with maturities  of one year or more,  that are publicly  traded or that are acquired through privately negotiated transactions. Some of these fixed income securities may have equity  participation  rights either  through  warrants or  convertible features.  The Company may also invest in other securities,  including preferred stocks,  common stocks, real estate investment trusts ("REITs") and money market instruments.

     Corporate Bond Fund will invest at least 80% of its net assets in corporate bonds.  Corporate Bond Fund invests  primarily in corporate  bonds with a strong emphasis on those that are rated in the four highest  credit  categories  (i.e.,
"investment grade") by a nationally  recognized  statistical rating organization
("NRSRO").  The bonds that Corporate  Bond Fund selects are typically  rated BBB and above by Standard and Poor's  ("S&P") or Baa and above by Moody's  Investors
Service,  Inc. ("Moody's").  To a lesser extent,  Corporate Bond Fund invests in direct U.S. government  obligations,  zero coupon bonds,  payment-in-kind bonds, commercial  paper,  short-term  debt or  money  market  instruments,  repurchase agreements,  privately placed  securities and loans,  including  assignments and participation  interests.  Corporate Bond Fund may also invest in other types of
income-producing   securities,   including  common  stocks,   preferred  stocks,
warrants, futures, options and forward contracts.

     The Funds differ in their approach to lower-rated  securities.  The Company
is  permitted  to  invest  without   limitation  in  medium-rated  fixed  income
securities and also in lower-rated or unrated fixed income securities  (commonly referred  to as "junk  bonds").  The  Corporate  Bond Fund may invest in unrated bonds if its managers  believe that their credit  quality is comparable to those that have investment grade ratings and may invest up to 20% of its net assets in junk bonds.  Junk bonds may provide  higher  returns,  but they are also riskier than higher-rated fixed income securities.

     Both  Funds  may  invest  up to  25%  of  their  total  assets  in  foreign securities.

     The  Company  also  differs  from   Corporate  Bond  Fund  in  that  it  is
non-diversified.  As  a  non-diversified  fund,  the  Company  may  hold  larger positions in a smaller number of issuers than a diversified  fund like Corporate
Bond Fund. As a result,

the increase or decrease in value of the  Company's  holdings in a single issuer may have a  greater  impact  on its total  return  than  would be the case for a diversified fund.  Corporate Bond Fund may engage in active and frequent trading and take temporary defensive positions.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives and Policies."

What are the principal risks of an investment in the Funds?

     As with most investments,  an investment in the Funds involves risks. There can be no guarantee  against losses resulting from an investment in either Fund, nor can there be any  assurance  that  either Fund will  achieve its  investment objective.

     The risks  associated with an investment in Corporate Bond Fund are similar to the risks  associated with an investment in the Company.  Those risks include changes in market  conditions and interest  rates,  changes in credit quality of issuers of fixed income securities,  and poor performance in specific industries or companies in which the Funds may invest.

     Company  shares  are also  subject  to the risk that  they will  trade at a discount  to NAV.  This is a risk to which  shares of  open-end  funds,  such as
Corporate Bond Fund, are not subject because, unlike shares of closed-end funds, shares of  open-end  funds  are not  traded on a  secondary  market.  Therefore,
Corporate Bond Fund Class A Shares do not and will not trade at a discount (or a premium) to their NAV. More information about the principal  differences between open-end and closed-end funds is set forth in the section immediately below.

     For further  information  about the risks of the Funds,  see "Comparison of
Investment  Objectives and Policies -- What are the risk factors associated with investments in the Funds?"

What are the principal differences between open-end and closed-end funds?

     In evaluating the Transaction,  shareholders of the Company should consider the important  distinctions between closed-end and open-end investment companies and how those  distinctions  bear upon the  management  of the two Funds and the relative risks associated with an investment in them.  Corporate Bond Fund is an open-end  fund that  engages in a continuous  public  offering of its shares and must stand  ready to redeem its shares  upon the  instructions  of  shareholders received in good order.  Corporate Bond Fund's size  fluctuates  both because of sales  and  redemptions  of its  shares  as  well  as  market  appreciation  and depreciation of its assets.  By contrast,  the Company is a closed-end fund that lists its shares on the New York Stock Exchange (the "NYSE"),  does not sell its shares on a  continuous  basis and  generally  may not redeem  its  shares  upon shareholder  request. As a consequence,  the number of outstanding shares of the
Company  (absent a rights  offering,  an issuer  tender  offer,  an  open-market repurchase  program or shares issued pursuant to a dividend  reinvestment  plan)
will remain constant,  and the size of the Company is generally affected only by the market  appreciation and depreciation of its assets.  This distinction has a direct  bearing on the  management of the Funds and on the expenses to which the
Funds are subject.

     As an open-end fund, Corporate Bond Fund must be managed in anticipation of possible redemptions,  which generally must be honored within seven days after a redemption  request  is  received  by  the  Fund  in  good  order.  Payments  to shareholders that redeem their shares generally must be paid in cash, the source of  which  typically  is  cash-on-hand  or cash  raised  by the  sale of  liquid portfolio securities.  In either case, the need to be able to redeem Fund shares limits the Fund's management  flexibility.  For this reason,  open-end funds are limited, under SEC staff interpretations, in the amount of their assets that may be invested in illiquid assets.

     The same is not the case for closed-end  funds like the Company.  Unless it has  announced  a tender  offer of its  shares,  a  closed-end  fund need not be managed in  anticipation of possible  redemptions  and, thus, may invest in less liquid  assets.  A closed-end  fund also is not subject to any limitation on the amount of its assets that may be illiquid. The Company,  however, will invest no more than 50% of its total assets in illiquid securities.

     Apart from flexibility of management,  there are other distinctions between the two structures.  Corporate Bond Fund, as an open-end fund, has the potential for growth in size through sales of additional  shares,  with the flexibility in management  and potential  per share cost savings that may arise from  increased size.  Even though an open-end fund like  Corporate Bond Fund must be managed in anticipation of possible  redemptions,  as the size of the Fund  increases,  its management  options may increase  proportionately.  Similarly,  as the size of a fund  increases,  the fixed  costs may be spread  over the  larger  asset  base, possibly  resulting  in lower  operating  expenses per share.  In  contrast,  an investment in the Company does not present the same potential  growth because it may not  engage in a  continuous  offering  of its  shares.  In order to achieve growth through  sales,  the Company would be required to engage in an additional underwritten public offering or a rights offering, both of which are expensive and time consuming.  The inability to raise additional capital quickly and relatively  inexpensively  can be a significant  impediment to the Company's operation if, as a result of market  depreciation,  the value of its assets were to significantly decline. In such an instance,  fixed costs would be spread over fewer assets, thus causing its expense ratio to increase.

     The  advantages  that may flow from the  potential  increase in the size of
Corporate Bond Fund should be weighed against the disadvantages  associated with potential diminution in size arising from redemptions.  While increased size may result in improved management  flexibility and lower expenses,  a contraction in the size of Corporate Bond Fund may correspondingly result in reduced management flexibility and higher expenses.  For example,  the  Transaction,  if completed, will make it possible  for former  shareholders  of the Company to redeem  their shares  (subject to a redemption  fee of 2% for the three months  following  the
Closing Date),  which will reduce the size of Corporate  Bond Fund  commensurate
with  the  extent  of  those   redemptions.   Redemptions   also  may   increase
significantly,  for example, should the various asset classes in which Corporate
Bond Fund  invests  fall out of favor in the  market  place or  experience  poor performance.

     As a  closed-end  fund,  the Company may employ  leverage as an  investment strategy.  Closed-end  funds often  "borrow"  money in order to make  additional investments with the "borrowed" amounts.  Such "borrowings" may take the form of issuance by the closed-end fund of preferred  shares,  debt or commercial paper, or direct  borrowings  from banks.  The Company  issued  preferred  shares for a number of years but at present does not use leverage.

     Finally,  the Company is a closed-end  fund that is listed on the NYSE. The shares of closed-end funds that are traded on a secondary market, like the NYSE, may  trade  at  either  a  discount  or  a  premium  to  their  NAV  per  share.
Historically,  the Company's shares have generally traded at a discount to their
NAV per share. In contrast,  the 1940 Act generally  requires that the shares of
Corporate  Bond Fund, as an open-end fund, be purchased or sold at their NAV per share,  plus any  applicable  sales  charge or  redemption  fee, on any day that
Corporate  Bond Fund is open for business.  Thus,  shares of the Corporate  Bond
Fund cannot be purchased or redeemed at a discount or a premium.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Company will not recognize any gain or loss for federal  income tax  purposes  as a result of the  exchange of their shares for Corporate Bond Fund Class A Shares. You should, however, consult your tax adviser  regarding the effect,  if any, of the  Transaction in light of your individual  circumstances.  You should also consult your tax adviser about state and local tax consequences of the  Transaction,  if any, because the information about tax  consequences  in this  document  relates  to the  federal  income tax consequences  only. For further  information  about the tax  consequences of the
Transaction,  see  "Information  About  the  Transaction  -  What  are  the  tax
consequences of the Transaction?"

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  the  Funds  is  the
responsibility  of the  Board  of  Directors  of the  Company  and the  Board of
Trustees  of  the  Acquiring   Trust,   respectively   (each,   a  "Board"  and,
collectively,  the "Boards").  The Boards elect officers who are responsible for the day-to-day operations of the Funds.

     Both Funds are registered  with the SEC. The Company is a  non-diversified, closed-end, registered management investment company. The Company was originally organized as a Delaware corporation in 1972 and was subsequently  reorganized as a Maryland  corporation on January 29, 1976.  Corporate Bond Fund is a series of the Acquiring Trust, an open-end registered management investment company, which was originally  organized as a Delaware corporation in 1970. The Acquiring Trust was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a
Delaware statutory trust on September 29, 1999.

     DMC manages the assets of the Funds and makes the investment  decisions for each Fund. DMC is a series of Delaware  Management  Business Trust,  which is an indirect  subsidiary of Delaware  Management  Holdings,  Inc., and is located at
2005 Market Street,  Philadelphia,  Pennsylvania 19103. DMC and its predecessors have been managing the assets of the funds in the Delaware Investments Family of
Funds since  1938.  As of  December  31,  2005,  DMC and its  affiliates  within
Delaware  Investments were managing in the aggregate  approximately $110 billion in assets in various institutional or separately managed, investment company and insurance accounts.

     Ryan K. Brist has primary  responsibility for making day-to-day  investment decisions  for both the Company and the  Corporate  Bond Fund.  Mr.  Brist is an
Executive Vice President/Managing Director-Fixed Income of Delaware Investments.
Mr. Brist earned his bachelor's degree from Indiana University. Prior to joining
Delaware  Investments in August 2000, he served as a Senior Trader and Corporate
Specialist for Conseco  Capital  Management's  fixed income group. He previously worked in oil/gas  investment  banking as an Analyst for Dean Witter Reynolds in
New York. He is a Chartered  Financial Analyst and has been managing the Company since October 3, 2000 and Corporate Bond Fund since February 9, 2001.

     The Company has an investment management agreement with DMC under which DMC receives a quarterly fee equal to the sum of: (i) 0.1875% of the net asset value of the Company on the last valuation date of each quarter (the "Base Fee");  and
(ii) 1.5% of the net cash  dividends  and  interest  received  by the Company in cash,  minus  interest  paid by the Company on any borrowed  funds and dividends paid on any outstanding  variable term preferred stock (the "Income-Based Fee").
On an annualized  basis,  the contractual Base Fee is 0.75%. For the fiscal year ended December 31, 2005, the Income-Based Fee amounted to approximately 0.11%.

     Corporate  Bond Fund also has an investment  management  agreement with DMC under which DMC receives a management fee based on the schedule below:

-------------------------- -----------------------------------------------------
Annual Rate                Net Assets
-------------------------- -----------------------------------------------------
0.500%                     First $500 million
0.475%                     On the next $500 million
0.450%                     On the next $1,500 million
0.425%                     On assets in excess of $2,500 million
-------------------------- -----------------------------------------------------

     For the  fiscal  year  ended July 31,  2005,  Corporate  Bond Fund paid DMC
$878,664,  or 0.29% of the Corporate Bond Fund's average daily net assets (after waivers and reimbursements).

     Pursuant to a separate administration  agreement,  Corporate Bond Fund pays an administrative  fee to Delaware Service Company,  Inc. ("DSC") equal to 0.04%
of its net assets. For the fiscal year ended July 31, 2005,  Corporate Bond Fund paid DSC an accounting and administrative fee of $101,912, or 0.03% of Corporate
Bond Fund's average daily net assets. Each class of Corporate Bond Fund pays its proportionate share of the fund administration fee. The Corporate Bond Fund also paid DSC a fee for transfer  agent  services of $388,213,  or 0.13% of Corporate
Bond Fund's average daily net assets. The accounting and administration services provided to the Company are paid in full by DMC out of its advisory fees.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The tables below describe the fees and expenses that you may pay if you buy and hold  shares of the  Funds.  The  tables  also show the  estimated  fees and expenses  for  Corporate  Bond Fund Class A Shares  after the  Transaction.  The purpose of the tables is to assist you in  understanding  the various  costs and expenses that you will bear directly or indirectly as a shareholder of Corporate
Bond Fund.

                    FEES AND EXPENSES FOR COMPANY SHARES AND
                       CORPORATE BOND FUND CLASS A SHARES

                                                                    Actual+                    Projected++
                                                      ------------------------------------ ------------------
                                                                                             Corporate Bond
                                                                                             Fund Class A
                                                                       Corporate Bond Fund   Shares After
                                                         The Company         Class A         Transaction
                                                      ---------------- ------------------- ------------------
Shareholder Transaction Expenses
 Maximum Sales Charge                                   None             4.50%              4.50%(1)
   imposed on purchase as a percentage of offering
   price
Dividend Reinvestment Plan Fees                         None(2)          None                None
 Maximum Contingent Deferred Sales Charge as a          None             None(3)             None(3)
   percentage of original purchase price or
   redemption price, whichever is lower
 Maximum Sales Charge                                   None             None                None
   imposed on reinvested dividends
 Redemption Fees                                        None             None                2.00%(4)
 Exchange Fees                                          None             None(5)             None (4),(5)

Annual Fund Operating Expenses
(as percentage of average net assets)
 Management Fees                                        0.86%            0.50%               0.50%
 Distribution and service (12b-1) Fees                  None             0.30%(6)            0.30%(6)
 Other Expenses                                         0.45%            0.26%(7)            0.24%(8)
                                                       ---------------- ------------------ ------------------
 Total Annual Fund Operating Expenses                   1.31%            1.06%               1.04%
                                                      ---------------- ------------------- ------------------
 Fee Reduction                                          0.00%           (0.26%)(6),(9)      (0.23%)(6),(9)
                                                      ---------------- ------------------- ------------------
 Net Annual Fund Operating Expenses                     1.31%            0.80%               0.81% (10)
                                                      ---------------- ------------------- ------------------

+ Information for the Company is provided for its fiscal year ended December 31,
 2005. Information for Corporate Bond Fund is provided for its fiscal year ended
 July 31, 2005.

++Projected  expenses  based on  current  and  anticipated  Corporate  Bond Fund expenses, including the  estimated  costs of the Transaction to be borne by the
 Funds. The pro forma combined expenses are based on the net assets of the Funds as of January 31, 2006.

(1)  No sales charges will be  applicable to Corporate  Bond Fund Class A Shares received by the Company's shareholders in connection with the Transaction.

(2)  There is no direct  charge  for  participation  in the  Company's  dividend reinvestment  plan.  Administrative  costs of this  plan  are  borne by the
     Company.

(3)  A purchase of Class A Shares of $1 million or more may be made at net asset value.  However,  if you buy the Class A Shares through a financial advisor who is paid a commission,  a contingent deferred sales charge will apply to redemptions made within the first two years of purchase. Additional Class A purchase  options that involve a  contingent  deferred  sales charge may be permitted  from time to time and will be disclosed in Corporate Bond Fund's
     Prospectus if they are  available.  This  contingent  deferred sales charge will not apply to Class A Shares received by the Company's  shareholders in connection with the Transaction.

(4)  A temporary 2.00% redemption (exchange) fee will be assessed on any Class A
     Shares  issued in  connection  with the  Transaction  that are  redeemed or exchanged within three (3) months of the Closing Date.

(5)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund.

(6)  Class A Shares are  subject  to a 12b-1 fee of 0.30% of  average  daily net assets.  The Corporate Bond Fund's  distributor has contracted to limit the
     Class A Shares'  12b-1  fees to no more  than  0.25% of  average  daily net assets for at least one year following the Closing Date.

(7)  "Other  Expenses"  have been  restated to reflect an  expected  decrease in other expenses as a result of the expectation that Corporate Bond Fund will not have to incur the  expenses of  convening a  shareholders'  meeting and issuing a proxy statement during the upcoming fiscal year.

(8)  "Other  Expenses"  includes the estimated costs of the Transaction that are anticipated to total approximately $235,000, of which $58,333 is applicable to Corporate  Bond Fund  (one-third of the total costs of the  Transaction, less $20,000 which will be borne by DMC).

(9)  DMC has  contracted  to waive fees and pay  expenses  for at least one year following  the Closing Date in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses, merger costs and certain insurance costs) from exceeding 0.55% of average daily net assets.

(10) The projected "Net Annual Fund Operating  Expenses" for Corporate Bond Fund
     reflects fees and expenses attributable to the Transaction.

Example:

     This  example  can help you compare  the cost of  investing  in the Company shares with the cost of investing in  Corporate  Bond Fund Class A Shares,  both before and after the Transaction. It assumes that:

o    You invest $10,000 for the periods shown;
o    Your investment has a 5% return each year;(1)
o    The Funds' operating expenses remain the same each year; and
o    You sell your shares at the end of the periods shown.

     Although  your  actual  costs  may be  higher  or  lower,  based  on  these assumptions your costs would be:

                                            1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------

Company shares                               $133     $415     $718     $1,579
Corporate Bond Fund Class A Shares (2)       $528     $747     $984     $1,663
Projected Corporate Bond Fund Class A
shares (after Transaction) (2)               $529     $744     $977     $1,644
Projected Corporate Bond Fund Class A
shares (after Transaction) at NAV (3)        $ 83     $308     $552     $1,250

(1)  The Funds' actual returns may be greater or less than the  hypothetical  5%
     return used.  The examples for  Corporate  Bond Fund reflect net  operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without waivers for years two through ten.

(2)  Reflects a 4.50% sales charge (load) imposed on purchase as a percentage of offering price.

(3)  Reflects actual costs to Company's  shareholders who receive Class A Shares in connection with the Transaction without imposition of any sales charge.

How do the performance records of the Funds compare?

The performance of the Funds as of December 31, 2005 is shown below:

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                     Since
           Fund Name                 1 Year     3 Year     5 Year     10 Year     Inception(6)

Company(1)
(Inception Date: May 20, 1972)
At NAV(2)                             1.52%      8.61%     9.65%       8.37%          9.87%

Company(1)
At Market Value(3)                   (5.82%)     4.80%     10.65%      7.81%         10.41%

Corporate Bond Fund - Class A
Shares(4)
(Inception Date: Sept. 15, 1998)     (2.66%)     5.49%     7.85%        N/A           6.20%

Corporate Bond Fund - Class A
Shares At NAV(5)                      1.85%      7.12%     8.84%        N/A           6.88%
--------------------------------------------------------------------------------

(1)  The average annual total returns reflect  reinvestment of all distributions
     and  capital  gain  tax  credits.   Distributions  are  assumed,  for  this
     calculation,  to be  reinvested  at prices  obtained  under  the  Company's dividend  reinvestment plan. The performance does not include any brokerage commissions  for purchases  made since  inception,  nor does it reflect the deduction of taxes the shareholder  would pay on  distributions  or sale of
     Company shares. Past performance is not a guarantee of future results.

(2)  Performance of the Company at net asset value is based on the  fluctuations in net asset value  during the period.  Investments  in the Company are not available at net asset value.

(3)  Performance  of the Company at market value is based on market  performance during the period.

(4)  The  average  annual  total  returns   reflect  the   reinvestment  of  all
     distributions and the front-end sales charge of up to 4.50%. Corporate Bond
     Fund  Class A  Shares  also  bear the cost of an  annual  distribution  and service fee of up to 0.30%. An expense  limitation was in effect during the periods shown. Performance would have been lower had the expense limitation not been in effect. The performance does not reflect the deduction of taxes that shareholders would pay on Fund distributions or redemptions of Class A
     Shares.

(5)  The Company's  shareholders  who receive Class A Shares in connection  with the Transaction will not be subject to any sales charge. The average annual total returns at NAV reflect the reinvestment of all  distributions but not the imposition of the sales charge. Corporate Bond Fund Class A Shares also bear the cost of an annual  distribution and service fee of up to 0.30%. An expense  limitation  was in effect  during the periods  shown.  Performance would have been lower had the expense  limitation  not been in effect.  The performance does not reflect the deduction of taxes the shareholders  would pay on Fund distributions or redemptions of Class A Shares.

(6)  Please  note that the  since-inception  period for the Company is more than twenty-five years longer than the since-inception period for Corporate Bond
     Fund.

     Shares of closed-end investment companies, such as the Company,  frequently trade at a  discount  from  NAV.  This  characteristic  is a risk  separate  and distinct from the risk that the Company's NAV may decrease, and this risk may be greater for  shareholders  expecting to sell their shares in a relatively  short period.

     The following  table shows the quarterly  history of public  trading of the
Company's shares for the last two fiscal years of the Company.

                           Net Asset Value    Market Price         Percentage
                                                                Premium/(Discount)
        Quarter Ended       High     Low      High     Low       High       Low

March 31, 2004             $14.12  $13.41    $15.25  $14.04     11.11%      1.45%
June 30, 2004               14.01   12.61     14.68   12.21      5.09%    (8.20%)
September 30, 2004          13.44   12.83     13.22   12.54      0.86%    (5.01%)
December 31, 2004           13.55   13.31     13.21   12.40    (0.75%)    (7.12%)
March 31, 2005              13.51   13.16     13.21   11.60    (1.05%)   (11.85%)
June 30, 2005               13.49   13.08     12.10   11.33    (8.26%)   (14.32%)
September 30, 2005          13.49   13.04     11.98   11.54    (9.88%)   (12.90%)
December 31, 2005           13.08   12.45     11.67   10.50   (10.64%)   (18.05%)
March 31, 2006              12.60   12.42     12.25   10.83    (1.45%)   (13.29%)

     As  described  more fully below under  "Reasons for the  Transaction,"  the
Board of Directors of the Company  reviewed and considered  the Funds'  relative average annual total returns in its decision to approve the Plan.

Where can I find more performance and financial information about the Funds?

     The Corporate Bond Fund Prospectus  (enclosed as Exhibit B), as well as the most recent Annual and Semi-Annual Reports to Shareholders  (enclosed as Exhibit
C),  contain  additional  financial   information  about  Corporate  Bond  Fund,
including  Corporate Bond Fund's  financial  performance for the past five years under the heading "Financial  Highlights."  Additional performance  information, including after tax return information,  is contained in the Corporate Bond Fund
Prospectus  under the heading "Fund Profile -- How has Delaware  Corporate  Bond
Fund  performed?"  The Annual Report to Shareholders of Corporate Bond Fund also has  discussions  of Corporate  Bond Fund's  performance  during the fiscal year ended July 31, 2005, under the heading "Portfolio Management Review."

     The  Company's  Annual  Report  to  Shareholders  contains  more  financial information about the Company, including the Company's financial performance for the past five years under the heading "Financial  Highlights." The Annual Report to Shareholders also includes a discussion of the Company's  performance  during the fiscal year ended December 31, 2005 under the heading "Portfolio  Management
Review." The Company's Annual Report to Shareholders is available free of charge upon request. For instructions on how to obtain additional information about the
Funds, see the section entitled  "Further  Information  about the Funds" in this
Proxy Statement/Prospectus.

What are other key features of the Funds?

     Transfer Agency Services. Mellon Investor Services LLC acts as the dividend disbursing agent, transfer agent and reinvestment plan agent for the Company and is located at Overpeck Centre,  85 Challenger Road,  Ridgefield Park, New Jersey
07666.  DSC, an affiliate of DMC, acts as the  shareholder  servicing,  dividend disbursing  and transfer  agent for the Corporate  Bond Fund,  and is located at
2005 Market Street, Philadelphia, Pennsylvania 19103-7094. For its services, DSC is paid fees by Corporate Bond Fund according to a fee schedule that is the same for each  retail  Delaware  Investments  Fund.  These  fees are  charged to each
Delaware Investments Fund, including Corporate Bond Fund, on a pro rata basis.

     Custody  Services.  JP Morgan Chase Bank is the custodian of the securities and all other assets of Corporate  Bond Fund. The main office of JP Morgan Chase
Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245. Mellon Bank, N.A. is
the custodian of the  securities  and all other assets of the Company.  The main office of Mellon Bank,  N.A. is 135  Santilli  Highway,  Everett,  Massachusetts
02149.

     Administration Services. DSC provides certain accounting and administration services to each of the Funds.  The  accounting  services  provided to Corporate
Bond Fund include performing all functions related to calculating the Fund's net
asset  value  and  providing  all  financial  reporting   services,   regulatory
compliance  testing and other related accounting  services.  Corporate Bond Fund pays DSC a monthly fee based on average net assets of the Fund.  The  accounting and  administration  services provided to the Company are paid for by DMC out of its investment advisory fees.

     Distribution  Services.  Pursuant to an  underwriting  agreement,  Delaware
Distributors,  L.P. (the "Distributor")  serves as the national  distributor for the shares of the Corporate Bond Fund. The Distributor  pays the expenses of the promotion and distribution of the Fund's shares, except for payments by the Fund on behalf of the Class A Shares  under its 12b-1  Plan.  The  Distributor  is an indirect  subsidiary of Delaware Management  Holdings,  Inc. and an affiliate of
DMC.  Pursuant  to a  contractual  arrangement  with  the  Distributor,  Lincoln
Financial Distributors,  Inc. ("LFD") is primarily responsible for promoting the sale of Corporate Bond Fund's shares through broker/dealers,  financial advisors and other financial intermediaries.

     Because the Company is a  closed-end  fund traded on the NYSE,  the Company does not have an underwriting agreement with a distributor to distribute Company shares.

     Rule 12b-1 Plans.  The  Corporate  Bond Fund Class A Shares have a separate distribution  or "Rule 12b-1"  plan.  Under the plan,  Corporate  Bond Fund pays monthly fees to the  Distributor  for its services and expenses in  distributing and  promoting  the Class A Shares.  These  expenses may include,  among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying  distribution and maintenance fees to securities  brokers and dealers who enter into dealer's  agreements with the  Distributor.  In addition,  absent any applicable  fee waiver,  Corporate Bond Fund may make payments out of the assets of the Class A Shares directly to other unaffiliated parties, such as banks, who either aid in the  distribution  of, or provide  services to, holders of Class A
Shares.

     Pursuant  to the Class A Shares'  Rule 12b-1  plan,  the Fund may pay up to
0.30% per year of the average daily net assets of Class A Shares.  However,  the
Distributor  has  contracted  to limit the Class A Shares' Rule 12b-1 fees to no more than  0.25% for at least one year  following  the  Closing  Date.  For more information  regarding  the Class A Shares'  Rule 12b-1  plan,  see  "Purchasing
Shares -- Plans  under Rule 12b-1 for the Fund Class" in  Corporate  Bond Fund's
current SAI.

     There is no distribution or "Rule 12b-1" plan for Company shares.

      Purchase,  Exchange and Redemption Procedures.  The maximum front-end sales charge  imposed on purchases of Corporate Bond Fund Class A Shares is 4.50% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more.  Corporate Bond Fund  generally  requires a minimum initial investment of $1,000 and minimum subsequent investments of $100.

     No sales charges will be  applicable to Class A Shares  received by Company shareholders  in  connection  with the  Transaction.  However,  a  temporary  2%
redemption  (exchange) fee will be applicable to any Class A Shares  received in connection with the Transaction  that are redeemed or exchanged within three (3)
months  of the  Closing  Date.  This 2%  redemption  (or  exchange)  fee will be calculated  based on the value of the shares on the date they are  redeemed  (or exchanged). This temporary redemption (or exchange) fee is designed, in part, to deter  arbitrage  trades by  investors  seeking  to profit  from the  difference between  the cost of  purchasing  Company  shares at a  discount  to NAV and the proceeds of redeeming  Class A Shares at NAV  following the Closing Date. To the extent that arbitrage and other short-term  trading still occurs,  the temporary
2%

                                       10

redemption (or exchange) fee is designed to protect  Corporate Bond Fund and its long-term  shareholders by recouping some of the costs of the  arbitrage-related redemptions and exchanges.

     Outside  the three (3) month  period  or for  Corporate  Bond Fund  Class A
Shares not received in connection  with the  Transaction,  you may sell (redeem)
your Class A Shares at any time without paying a redemption fee, or exchange all or part of your  Corporate Bond Fund Class A Shares for shares of the same class in another Delaware  Investments Fund without paying a front-end sales charge or a  contingent  deferred  sales  charge at the time of the  exchange,  subject to certain limitations,  as provided in the applicable  prospectus.  Corporate Bond
Fund Class A Shares may be exchanged  for shares of other  Delaware  Investments
Funds  generally  on any day that  Corporate  Bond  Fund is open  for  business.
Because an exchange is technically a sale and a purchase of shares,  an exchange is a taxable transaction.

     Corporate  Bond Fund  Class A Shares are  redeemed  at their NAV per share.
However,  redemptions of Class A Shares that were  purchased  without an initial sales charge may be subject to a Contingent Deferred Sales Charge ("CDSC") of 1%
if you  redeem the  shares  within  the first  year or 0.50% if you redeem  them within the second year,  unless a specific  waiver of the charge  applies.  This
CDSC  does not  apply to Class A Shares  received  by  Company  shareholders  in
connection   with  the   Transaction.   Additional   information   and  specific
instructions  explaining how to buy, sell, and exchange shares of Corporate Bond
Fund, and information  regarding any market timing  restrictions on such shares, are outlined in Corporate Bond Fund's  Prospectus  under the heading "About Your
Account."

     Certain  shareholders of the Company may meet the eligibility  requirements for investing in Institutional Class shares ("Class I Shares") of Corporate Bond
Fund.   You  may  inquire  as  to  your   eligibility   by  contacting   DSC  at
1-800-523-1918.  Shareholders  who meet  the  eligibility  requirements  will be permitted to exchange Class A Shares for Class I Shares.

     Because the Company is a closed-end fund, there are no exchange  privileges for its shares. Further, unlike Corporate Bond Fund, shareholders of the Company may not redeem their shares at any time.  Rather,  shareholders  generally  must sell  their  shares  on the  NYSE.  However,  from  time to time,  the  Board of
Directors of the Company may authorize  the Company to repurchase  its shares in open market transactions at prevailing market prices in a manner consistent with the Fund  continuing to seek to achieve its investment  objective.  The Board of
Directors  may  authorize  the  repurchase  of  shares  in light of  significant discounts  at which  the  Company  shares  are  trading,  in  order  to  provide additional  liquidity  to  shareholders  and to enhance  the NAV of the  Company shares.  Although  the Company has  reserved the right to purchase its shares on the open  market,  it did not do so during its last fiscal year and has not done so in the current fiscal year as of the date of this Proxy Statement/Prospectus.

     Dividends, Distributions and Taxes. Corporate Bond Fund ordinarily declares dividends daily,  makes payment of dividends from its net investment  income, if any,  monthly,  and makes  payments  from its net  realized  securities  profits
(capital gains),  if any, twice a year.  Corporate Bond Fund will  automatically reinvest  distributions  in  additional  shares of the Fund unless a shareholder selects a different  option,  such as to receive  distributions  in cash,  or to reinvest distributions in shares of another Delaware Investments Fund.

     The Company ordinarily  declares and pays dividends to common  shareholders on  a  quarterly  basis.  Shareholders  of  the  Company  may  also  have  their distributions  automatically  reinvested in additional  shares of the Company by electing to participate in the Company's  Automatic Dividend  Reinvestment Plan.
For more information about the Company's  Automatic  Dividend  Reinvestment Plan and on how to  participate  in the  plan,  see the  Company's  annual  report to shareholders under the heading "Automatic Dividend Reinvestment Plan."

     In general,  if you are a taxable  investor,  dividends  from the Funds are taxable to you at either  ordinary  income or capital  gains tax rates.  This is true whether you reinvest your  distributions in additional  shares of a Fund or receive them in cash. Every January, you will receive a statement that shows the tax status of  distributions  you received for the previous year.  Distributions that are  declared in  December  but paid in January are taxable as if they were paid in December. For federal income tax purposes, distributions from the Funds'
short-term  capital gains are taxable to you as ordinary  income.  Distributions from the Funds' long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your  shares.  Because the Funds  invest primarily in fixed income securities,  either none or a nominal amount of income dividends  designated  by the Funds are  anticipated  to be  qualified  dividend income  eligible for taxation by individual  shareholders  at long-term  capital gain rates.

     For more  information  about the tax  implications  of  investments  in the
Funds,  see the Corporate  Bond Fund  Prospectus  under the heading  "Dividends, distributions  and taxes," the  current  SAI for  Corporate  Bond Fund under the heading "Taxes,"

                                       11

the  Company's  annual  report to  shareholders  under the  heading  "Summary of
Accounting Policies," and Exhibit D to this Proxy Statement/Prospectus under the
heading  "Other   Information   About  the  Company  -  Distributions   and  Tax
Information."

                           REASONS FOR THE TRANSACTION

     The Board of Directors of the Company (the "Company's Board") discussed the proposed  Transaction  at Board  meetings held on February 13, 2006 and February
15, 2006.  In addition,  the  Directors  who are not  interested  persons of the
Company ("Independent  Directors") met separately on February 6, 2006 to discuss the proposed  Transaction.  The Independent Directors consulted with independent counsel throughout the process of evaluating the proposed Transaction.

     In connection  with its review of the proposed  Transaction,  the Company's
Board  requested and received  from DMC written  materials  containing  relevant information about the Company, Corporate Bond Fund and the proposed Transaction, including:  (i) information describing the investment  objectives,  policies and restrictions  applicable to the Funds,  as well as DMC's  investment  process in managing the Funds;  (ii) the current expenses borne by each Fund, and pro forma financial  information  estimating  the impact of the  proposed  Transaction  on
Corporate Bond Fund's operating expenses; (iii) a comparison of the Funds' asset levels  and  performance  histories;  (iv) a  proposed  Agreement  and  Plan  of
Acquisition;  (v) the estimated cost of completing the proposed  Transaction and the proposed allocation of those expenses among the Company, Corporate Bond Fund and DMC; and (vi) the tax ramifications of the proposed Transaction on the Funds and their respective  shareholders.  In addition,  the Company's Board requested and reviewed supplemental  information regarding Corporate Bond Fund, including:
(i) Corporate Bond Fund's service provider arrangements; (ii) data comparing the operating  expenses and  performance  record of Corporate  Bond Fund to those of other  open-end  funds in its peer groups;  (iii)  recent  sales and  redemption activity  for  Corporate  Bond  Fund;  (iv)  the  profitability  to DMC  and its affiliates of providing investment advisory, administration, transfer agency and distribution  services  to  Corporate  Bond  Fund;  and (v) the  experience  and capabilities  of DMC  and  its  affiliates  in  managing  open-end  funds,  with particular  emphasis  on the  transfer  agency and  distribution  functions  and
Corporate Bond Fund's Rule 12b-1 plan.

     The Company's  Board  considered the advantages to the  shareholders of the
Company of the proposed  Transaction.  In particular,  the Company's Board noted
that the  shareholders  of the Company  would benefit from  significantly  lower operating  expenses as  shareholders  of the Corporate  Bond Fund  following the proposed Transaction. Management estimated that the total operating expenses for
Corporate Bond Fund Class A shares would be significantly lower than the current total operating expenses of the Company. The Company's Board also considered the relatively  small size of the Company  and the impact of higher  expenses on the
Company's  expense  ratios.  For  example,  increasing  the size of the Board to comply with the SEC's proposed rules on Board composition would further increase the Company's operating  expenses.  The Company's Board also considered the risk that the significant  discount to NAV at which the Company's shares had recently been trading could subject the Company to proxy contests initiated by closed-end fund arbitrageurs.  The Transaction would effectively eliminate the discount and avoid costly proxy  contests.  The Company's Board also noted that combining the
Funds could enhance portfolio management by increasing the Corporate Bond Fund's asset base and allowing the combined fund to spread fixed expenses over a larger asset base.  Furthermore,  the Company's  Board  considered the strong  positive flows  into the  Corporate  Bond Fund and the  prospect  it could  benefit  from further cost savings due to  economies of scale as the combined  fund  increased its assets through  ongoing  distribution.  The Company's  Board also considered
DMC's  undertaking  to  waive  fees  and  limit  expenses  (subject  to  certain exemptions)  of Corporate  Bond Fund for at least one year following the Closing
Date,  and to  assume  $20,000  of  Corporate  Bond  Fund's  Transaction-related expenses.

     The  Company's  Board  reviewed  and  considered  the  Funds'  performance, measured at NAV,  over the  one-year,  three-year  and  five-year  periods ended
November 30, 2005.  Although the Company shares had  outperformed  the Corporate
Bond Fund Class A Shares,  the Company's Board considered the strong performance posted by the Corporate Bond Fund relative to its open-end fund peer groups over these time periods.

     The Company's  Board also  considered  the advantages of  reorganizing  the
Company with an open-end fund. In particular, the Company's Board noted that the proposed  Transaction would effectively  eliminate the market discount to NAV of the Company's  shares.  Shareholders of the combined open-end fund would be able to  redeem  their  investment  at  any  time  at  NAV  in  accordance  with  the requirements of the 1940 Act, subject to the temporary  redemption fee discussed above.

     The Company's  Board also  considered  the potential  disadvantages  to the shareholders of the Company of the proposed Transaction. One disadvantage is the cost of completing the proposed  Transaction.  The Board considered the proposed allocation of the Transaction-related expenses among the Company, Corporate Bond
Fund and DMC and concluded  that it was reasonable and that the interests of the
Company's shareholders would not be diluted as a result of the Transaction.

                                       12

     The Company's Board also considered that  reorganizing  the Company into an open-end  fund like the  Corporate  Bond  Fund  would  cause it to lose  certain advantages  associated  with  the  closed-end  fund  structure.  In  particular, open-end  funds are not able to remain as fully  invested  as  closed-end  funds because open-end funds must maintain  adequate  liquidity to honor  redemptions.
Open-end  funds  are also  limited  in  their  ability  to  invest  in  illiquid securities, which may preclude otherwise desirable investment opportunities.  In addition,  open-end  funds  generally do not have the ability to use leverage to the same extent as closed-end funds.

     The  Company's   Board  also   considered  the  potential  for  significant
redemption  activity  by  arbitrageurs  immediately  after  the  closing  of the
Transaction,  resulting in increased  transaction  fees, a shrinking asset base, disruption to the investment strategy and,  ultimately,  higher expenses for the combined  fund.  Management  believed  that the proposed  Transaction  would not subject the Company's  shareholders to these negative  consequences.  First, the temporary 2% redemption fee discussed  above is designed to protect the combined fund and its long-term  shareholders  by recouping  some of the cost  associated with arbitrage activity.  Second,  Corporate Bond Fund was significantly  larger than the Company and was experiencing strong positive net investment cash flows.
Management  believed that the operation of the  temporary  redemption  fee would help prevent the proposed  Transaction from negatively  impacting Corporate Bond
Fund's total operating  expenses in the short term, and that continued growth of
Corporate Bond Fund would exert downward pressure on overall operating expenses.

     Lastly,  the Company's  Board  considered  that open-end  mutual funds like
Corporate Bond Fund are subject to compliance  risks not directly  applicable to closed-end funds, such as the risks of market timing activity,  late trading and inaccurate valuations of portfolio holdings. The Board considered the experience and  capabilities  of DMC and its affiliates in managing  open-end funds and the policies and procedures they had implemented to address these compliance risks.

     Based upon their evaluation of the relevant information  presented to them, and in light of  their  fiduciary  duties  under  federal  and  state  law,  the
Company's Board, including all of its Independent Directors,  concluded that the
Transaction is in the best interests of the shareholders of the Company and that no dilution of value would  result to the  shareholders  of the Company from the
Transaction.  On February 15, 2006,  the Company's  Board,  including all of its
Independent  Directors,  unanimously  approved the Plan and decided to recommend that shareholders of the Company vote to approve the Plan.

     On February  15, 2006,  the Board of Trustees of the  Acquiring  Trust,  on
behalf of Corporate  Bond Fund,  concluded  that the  Transaction is in the best interests of Corporate  Bond Fund and its  shareholders  and that no dilution of value  would  result  to the  shareholders  of  Corporate  Bond  Fund  from  the
Transaction.

              FOR THE REASONS DISCUSSED ABOVE, THE COMPANY'S BOARD
                       OF DIRECTORS UNANIMOUSLY RECOMMENDS
                           THAT YOU VOTE FOR THE PLAN.

     If the  shareholders  of the Company do not approve the Plan,  the Board of
Directors  may  consider  other  possible  courses  of action  for the  Company, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Plan. You should read the actual Plan,  which is attached as Exhibit A, for more complete information about the Transaction.

How will the Transaction be carried out?

     If the  shareholders of the Company approve the Plan, the Transaction  will take place after various  conditions  are  satisfied,  including the delivery of certain documents. The Company and the Acquiring Trust will determine a specific date,  called the "Closing  Date," for the actual  Transaction to take place. If the  shareholders of the Company do not approve the Plan, the  Transaction  will not take place,  and the Company will  continue to operate as a closed-end  fund and the Company's Board may consider other appropriate courses of action.

     If the  shareholders  of the  Company  approve the Plan,  the Company  will transfer  substantially  all of its assets to Corporate Bond Fund on the Closing
Date,  which is expected to be June 16, 2006 at 5:00 p.m.  Eastern  time, at the principal  office of the Acquiring Trust, but which may occur on a later date as the Company and the Acquiring Trust may agree. In exchange,  the Acquiring Trust will  issue  Corporate  Bond  Fund  Class A Shares to the  Company  that have an aggregate NAV equal to the  aggregate  NAV of the assets  delivered to Corporate
Bond Fund.  The Company will then  distribute  the Class A Shares it receives to the  shareholders  of the Company on a pro rata basis.  Each  shareholder of the
Company will receive a number of

                                       13

Class A Shares with an aggregate  NAV equal to the  aggregate  NAV of his or her
Company  shares.  The value of the assets to be delivered to Corporate Bond Fund shall be computed as of the close of  business of the NYSE  (normally  4:00 p.m.
Eastern time) on the Closing Date.

     As promptly as is  practicable  after the Closing Date,  each holder of any outstanding certificate or certificates representing shares of the Company shall be entitled to surrender  those  certificates  to Corporate Bond Fund's transfer agent in  exchange  for the number of  Corporate  Bond Fund Class A Shares  into which their Company shares, as represented by the certificate or certificates so surrendered,  shall have been  converted.  Certificates  for Corporate Bond Fund
Class  A  Shares  shall  not  be  issued.  Following  the  Closing  Date,  until outstanding  certificates for Company shares are  surrendered,  certificates for
Company shares shall be deemed,  solely for purposes of the Acquiring  Trust, to evidence  ownership of the  appropriate  number of Class A Shares into which the
Company  shares  have  been  converted.  The  certificates  may only be used for exchanging  into book entry shares of Corporate Bond Fund and should not be used for any other purpose, such as collateral or transferring ownership.

     To the extent  permitted  by law, the Company and the  Acquiring  Trust may agree to amend the Plan without shareholder  approval.  If any amendment is made to the Plan that would have a material adverse effect on shareholders, the Funds expect that such change will be submitted to the affected shareholders for their approval.

     Each of the Company and the Acquiring  Trust has made  representations  and warranties  in the Plan that are  customary in matters such as the  Transaction.
The  obligations  of the  Company  and the  Acquiring  Trust under the Plan with respect to the  Company or  Corporate  Bond Fund are,  respectively,  subject to various conditions, including the following:

     o    the Acquiring  Trust's  Registration  Statement on Form N-14 under the
          Securities Act of 1933, of which this Proxy  Statement/Prospectus is a part,  shall  have  been  filed  with  the SEC and  such  Registration
          Statement shall have become  effective,  and no stop-order  suspending the  effectiveness  of the  Registration  Statement  shall  have  been issued,  and no proceeding  for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     o    the  shareholders of the Company shall have approved the  Transaction;
          and

     o    the  Company  and the  Acquiring  Trust  shall have  received  the tax opinion  described below that the consummation of the Transaction will not result in the  recognition  of gain or loss for federal income tax purposes for the Company,  the Corporate Bond Fund or their respective shareholders.

     The Plan may be terminated and the Transaction abandoned at any time before or after the approval of the  shareholders of the Company if the Company and the
Acquiring  Trust agree,  or by either the Company or the Acquiring  Trust if the conditions to its obligations under the Plan have not been fulfilled or waived.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986,  as  amended.  Based on certain  assumptions  made and  representations received  from the Company  and the  Acquiring  Trust,  the law firm of Stradley
Ronon  Stevens & Young,  LLP, on behalf of Corporate  Bond Fund,  will provide a legal opinion that, for federal  income tax purposes,  (i)  shareholders  of the
Company will not recognize any gain or loss as a result of the exchange of their
Company shares for Corporate  Bond Fund Class A Shares,  and (ii) Corporate Bond
Fund and its  shareholders  will not  recognize any gain or loss upon receipt of the Company's assets.

     After the Transaction, you will continue to be responsible for tracking the adjusted  tax basis and holding  period for your  shares for federal  income tax purposes.  You should consult your tax adviser  regarding the effect, if any, of the  Transaction  in light of your  individual  circumstances.  You should  also consult your tax adviser about the state and local tax consequences,  if any, of the  Transaction  because this discussion only relates to the federal income tax consequences.

     Capital  losses can  generally be carried  forward to each of the eight (8)
taxable years succeeding the loss year to offset future capital gains. After the
Transaction, any capital loss carryover (together with any current year loss and net unrealized  depreciation  in the value of the assets) of the Company will be subject to an annual limitation for federal income tax purposes. This limitation may result in a portion of the capital loss  carryovers  of the  Company,  which might  otherwise have been utilized to offset future  capital  gains,  to expire unutilized.  At  December  31,  2005,  the Company  had  post-October  losses of
$197,835  and  unrealized   capital   depreciation  of  investment  and  foreign
currencies of $1,519,200,  which may be subject to this annual limitation. These post-October  losses  represent  losses  realized  on the  Company's  investment transactions  from November 1, 2005 through December 31, 2005, which the Company has elected to defer and treat as arising in its next fiscal year. For each

                                       14

taxable year following the  Transaction,  the Corporate Bond Fund generally will be able to use a maximum of  approximately  $4.0  million of these  capital loss carryovers based on the aggregate net asset value of the Company at December 31,
2005  multiplied by a rate published by the Internal  Revenue Service for change of control transactions (currently 4.26%).  Corporate Bond Fund will have to pro rate this annual  limitation  for the remainder of its taxable year in which the
Transaction closes.

     At its fiscal year end of July 31, 2005, the Corporate Bond Fund had no tax
basis capital loss  carryovers and, while tax basis items can only be determined at fiscal year end, at January 31, 2006,  the Corporate Bond Fund estimates that it had  $4,335,862  net unrealized  depreciation  of  investments  together with post-October losses of $1,959,787.  The capital loss carryovers of the Corporate
Bond Fund,  if any,  will  continue to be available and not subject to an annual limitation as a result of the Transactions.

     You should  consult your tax adviser  regarding the effect,  if any, of the
Transaction in light of your individual  circumstances.  You should also consult your tax  adviser  about the state and local tax  consequences,  if any,  of the
Transaction  because  this  discussion  only  relates to the federal  income tax consequences.

What should I know about Corporate Bond Fund Class A Shares?

     Corporate Bond Fund Class A Shares will be distributed to  shareholders  of the Company and generally will have the same legal characteristics as the shares of the Company  with respect to such  matters as voting  rights,  assessibility, conversion rights and transferability.

     If the  Transaction is approved,  full and  fractional  shares of Corporate
Bond Fund Class A Shares will be distributed to  shareholders  of the Company in accordance with the procedures  described above.  When issued in accordance with the Plan, each share will be validly issued,  fully paid and  non-assessable and will  have no  preemptive  or  conversion  rights.  The  Class A Shares  will be recorded electronically in each shareholder's account.  Corporate Bond Fund will then send a confirmation to each shareholder.  Share  certificates for Corporate
Bond Fund Class A Shares  generally will not be issued.  As of the Closing Date, any  certificates  representing  shares of the Company will be cancelled.  Until exchanged,  such certificates will be deemed to represent the appropriate number of Class A Shares into which the Company  shares  have been  converted,  but may only be used to exchange for  book-entry  shares of Corporate  Bond Fund and not for any other purposes, such as collateral or to transfer ownership.

     The shares of the Acquiring Trust have  non-cumulative  voting rights. This gives  holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens,  holders of the remaining shares voting will not be able to elect any Trustees.

     Unlike the Company,  the  Acquiring  Trust does not  routinely  hold annual meetings of  shareholders.  The  Acquiring  Trust may hold special  meetings for matters  requiring  shareholder  approval.  A meeting of the  Acquiring  Trust's shareholders  may also be called at any time by the  Board of  Trustees,  by the
Chairperson of the Board or by the President of the Fund.

Who will pay the expenses of the Transaction?

     The expenses  associated with the  Transaction,  including the costs of the proxy solicitation,  are expected to be approximately  $235,000,  which shall be borne one-third each by the Company,  Corporate Bond Fund and DMC,  although DMC will bear an  additional  $20,000 of Corporate  Bond Fund's  Transaction-related expenses.

What are the  capitalizations  of the Funds and what might the capitalization be after the Transaction?

     The  following  table sets forth,  as of January  31,  2006,  the  separate capitalizations  of the Company and the Corporate  Bond Fund,  and the estimated capitalization  of  Corporate  Bond  Fund  as  adjusted  to give  effect  to the
Transaction. The capitalization of Corporate Bond Fund and its classes is likely to be different when the Transaction is consummated.

                                       15

                                                                              Pro Forma      Corporate Bond Fund
                                                          Corporate        Adjustments to    - Projected After
                                     The Company          Bond Fund       Capitalization**   Transaction
-----------------------------------------------------------------------------------------------------------------

Net assets (all classes)*            $93,711,874        $440,478,386        ($136,666)        $543,053,594

Total shares outstanding (all          7,476,103          78,480,891                            95,170,819
classes)*

Corporate Bond Fund - Class A net                        146,750,745          (45,532)         240,417,087
assets

Corporate Bond Fund - Class A                             26,136,062                            42,825,990
shares outstanding

Net asset value per share for the         $12.53               $5.61                              $5.61***
Company and for Corporate Bond
Fund Class A shares

*    The Company only offers one class of shares,  without separate designation.
     The Corporate Bond Fund has five classes of shares: Class A, Class B, Class
     C, Class R and Institutional Class.

**   Corporate Bond Fund will incur  one-third of the costs of the  Transaction, although  DMC will bear an  additional  $20,000 of  Corporate  Bond  Fund's
     Transaction-related   expenses.   Corporate   Bond  Fund's   share  of  the
     Transaction  costs  will  be  borne  in part by DMC as a  result  of  DMC's contractual  agreement  to limit  Corporate  Bond  Fund's  total  operating expenses.  The  Company  will  also  incur  one-third  of the  costs of the
     Transaction under the Plan.

***  At the time the Transaction is consummated, any Company shares that you own will be exchanged for new Corporate Bond Fund Class A Shares that will have an aggregate net asset value equal to the aggregate net asset value of your shares in the Company.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This  section  describes  the key  investment  policies  of the Funds,  and certain noteworthy  differences between the investment objectives and strategies of the  Company as  compared  to  Corporate  Bond Fund.  Investment  objectives, policies or  restrictions  that are deemed  fundamental may only be changed with the  approval  of the lesser of (i) a majority  of the  outstanding  shares of a
Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented.
Policies or investment  restrictions of a Fund that are  non-fundamental  may be changed by the Board of Directors/Trustees  without shareholder approval.  While the Company's  objective is fundamental,  the Corporate Bond Fund's objective is non-fundamental,  which means that the Board of Trustees may approve a change in the Fund's  objective  without  shareholder  approval,  although  the Fund would notify its shareholders before the change became effective.

     For a complete description of Corporate Bond Fund's investment policies and risks,  you should read the Corporate  Bond Fund  Prospectus,  which is enclosed with this Proxy  Statement/Prospectus as Exhibit B, and the SAI relating to this
Proxy  Statement/Prospectus,  which is incorporated by reference into this Proxy
Statement/Prospectus  and is available upon request. A more complete description of the  Company's  investment  policies  can be found under the  heading  "Other
Information About the Company - Investment  Objective And Policies" in Exhibit D
to this Proxy Statement/Prospectus.

Are  there  any  significant  differences  between  the  investment  objectives, strategies and investment policies of the Company and Corporate Bond Fund?

     Investment  Objectives.  Corporate  Bond Fund seeks to provide total return through a combination of capital  appreciation  and current income.  The Company seeks to provide  increasing  dollar amounts of income for  distribution  to its shareholders  over the long term. While both Funds seek to provide  shareholders with  income,  Corporate  Bond  Fund  also  seeks  to  provide  returns  to  its shareholders through capital appreciation.

     Investment  Strategy.  Both  Funds  seek to  achieve  their  objectives  by investing  primarily in corporate  bonds.  Under normal market  conditions,  the
Company invests at least 80% of its total assets in fixed income securities with maturities of one year or more. These fixed income securities  include all types of debt  obligations  having  varying  terms with  respect to security or credit support,  subordination,  purchase price, interest payments and maturity of over one year. Such obligations may include, for example, bonds,  debentures,  notes,
mortgage-  or  other   asset-backed   instruments,   equipment  lease  or  trust
participation  certificates,  conditional sales contracts and obligations issued or  guaranteed  by the U.S.  Government  or any of its  political  subdivisions, agencies or  instrumentalities.  Mortgage-backed  securities are securities that directly or indirectly  represent a participation in, or are secured and payable from,  mortgage loans secured by real  property.  Asset-backed  securities  have structural  characteristics  similar  to  mortgage-backed  securities,  but have underlying assets, such as accounts  receivable,  that are not mortgage loans or interests  in  mortgage  loans.  The  Company  will  invest  in  mortgage-backed securities and  asset-backed  securities only to the extent such investments are consistent with the Company's investment objective. Participation

                                       16

certificates  are issued by obligors to finance the acquisition of equipment and facilities and may represent  participations in a lease, an installment purchase contract or a  conditional  sales  contact.  Most debt  securities  in which the
Company  will invest will bear  interest at fixed  rates.  However,  the Company reserves  the right to invest in debt  securities  that have  variable  rates of
interest  or  involve   equity   features,   such  as  contingent   interest  or
participation  based on  revenues,  sales or profits  (i.e.,  interest  or other payments,  often in  addition  to a fixed rate of return,  that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable  the  holder of the  security  to share in the  potential  success of the
venture).   For  more  information  on  the  Company's  investment   objectives,
strategies and policies, see Exhibit D.

     As of November 30, 2005,  the  Company's  portfolio  was comprised of 76.7%
corporate  bonds, 7.5 % mortgage- and  asset-backed  securities,  3.9% sovereign debt, 3.6% municipal bonds,  3.2% private  placement  obligations,  1.4% foreign agency securities,  1.3% U.S. Treasury  obligations,  0.5% senior secured loans,
0.2% of preferred stock and 1.7% cash and cash equivalents.

     Under normal circumstances, Corporate Bond Fund will invest at least 80% of its net assets in corporate bonds.  This policy is not a fundamental  investment policy and can be changed without shareholder  approval.  However,  shareholders will be given notice at least 60 days prior to any such change. The Fund focuses on corporate bonds that have  investment  grade credit ratings from an NRSRO or, if unrated,  that DMC believes are of equivalent  quality.  Corporate  Bond Fund generally  has a duration  between  four and seven  years.  Duration  measures a bond's  sensitivity to interest rates by indicating the approximate  change in a bond or bond fund's price given a 1% change in interest rates. The Fund may also invest in  high-yielding,  lower  quality  corporate  bonds (also  called  "junk bonds").  These may involve greater risk because the companies issuing the bonds have lower credit ratings and may have difficulty  making interest and principal payments.  The Fund may invest up to 25% of total assets in foreign  securities.
Securities  of  foreign  issuers  are also  subject  to  certain  risks  such as political and economic  instability,  currency  fluctuations  and less stringent regulatory standards.

     As of November 30, 2005,  Corporate Bond Fund's  portfolio was comprised of
81.4%  corporate  bonds,  7.5 %  mortgage-  and  asset-backed  securities,  3.7%
sovereign  debt,  2.6% municipal  bonds,  1.6% senior  secured loans,  1.9% U.S.
Treasury  obligations ,0.8% foreign agency  securities,  0.2% of preferred stock and 0.3% of cash and cash equivalents.

     Principal  Investments.  Each Fund invests primarily in corporate bonds and also may invest in other types of securities.

     Corporate  Bonds.   Corporate  bonds  are  debt  obligations  issued  by  a
corporation.  Debt securities within the top three categories  comprise what are known as  high-grade  bonds and are  regarded as having a strong  ability to pay principal  and  interest.  Securities  in  the  fourth  category  are  known  as medium-grade  bonds  and are  regarded  as having an  adequate  capacity  to pay principal  and  interest  but with  greater  vulnerability  to adverse  economic conditions  and  speculative  characteristics.  Each  Fund  may  invest  without limitation in investment grade corporate bonds.

     High-Yield Corporate Bonds. High-yield corporate bonds (also known as "junk bonds") are  securities  that are issued by a  corporation  and rated lower than investment grade by an NRSRO such as S&P or Moody's.  High-yield corporate bonds are higher risk securities  issued by corporations that have poor credit quality and may have difficulty repaying principal and interest. Corporate Bond Fund may also  invest in  unrated  bonds if it  believes  that  their  credit  quality is comparable to the rated bonds in which the  Corporate  Bond Fund is permitted to invest.  Unrated bonds may be more  speculative in nature than rated bonds.  The
Corporate  Bond  Fund  may  invest  up to 20% of its net  assets  in  high-yield corporate  bonds.  The Company does not have a  limitation  on the amount it can invest in high yield bonds.

     U.S.  Government   Securities.   U.S.  government   securities  are  direct
obligations of the United States government  including bills, notes and bonds as well as other debt securities issued by the U.S. Treasury and securities of U.S.
government  agencies  or  instrumentalities.  Under  normal  market  conditions,
Corporate  Bond  Fund may  invest  up to 20% of its  assets  in U.S.  government securities.  The  Company  may  invest  without  limitation  in U.S.  government securities.

     Zero Coupon Bonds and  Pay-In-Kind  Bonds.  Zero coupon bonds  include debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the  securities  begin paying current interest.  Therefore they are issued and traded at a price lower than their face amounts or par value. Pay-in-kind bonds pay interest or dividends in the form of additional  bonds or  preferred  stock.  The  market  prices of these  bonds are generally  more volatile than the market prices of securities  that pay interest periodically  and are likely to react to changes in interest  rates to a greater degree than interest-paying  bonds having similar maturities and credit quality.
They may have certain tax consequences which, under certain conditions, could be adverse to the Funds. Each Fund may invest without  limitation in zero-coupon or pay-in-kind bonds.

                                       17

     Foreign   Corporate  and  Debt  Securities.   Foreign  corporate  and  debt
securities are debt obligations  issued by a foreign  corporation and securities issued  by  foreign  governments.  Each  Fund may  invest up to 25% of its total assets in foreign securities.

     Additional  Investments.  Although  Corporate Bond Fund normally invests in corporate bonds,  and the Company  normally invests in fixed income  securities, both Funds also may invest in other types of investment  instruments.  Each Fund has different policies regarding the following types of investments.

     Corporate  Commercial  Paper.  Corporate  commercial paper  obligations are short-term debt  obligations  with maturities  ranging from two to 270 days. The
Corporate Bond Fund may invest in corporate  commercial  paper that is rated P-1 or P-2 by Moody's or A-1 or A-2 by S&P.  Corporate  Bond Fund may also invest in unrated  commercial  paper if it  determines  that its quality is  comparable to these  quality  ratings.  The  Company  may  invest  up to 20% of its  assets in corporate commercial paper obligations without regard to credit quality.

     Options  and  Futures.  An  option  represents  the  right to buy or sell a security  at an agreed  upon price at a future  date.  A futures  contract is an agreement to purchase or sell a security at a specified price and on a specified date.  Corporate Bond Fund may purchase call options or purchase put options and will not engage in options strategies for speculative  purposes.  Although not a fundamental  policy,  Corporate  Bond Fund currently  limits its  investments in futures contracts and options thereon to the extent that not more than 5% of the
Fund's assets are required as futures  contract  margin deposits and premiums on options  and only to the  extent  that  obligations  under  such  contracts  and transactions  represent not more than 20% of the Fund's assets. The Company will not  use  futures  for  speculative  purposes,  and  has  adopted  a  percentage limitation  with respect to its  investments in futures  contracts that provides that the  aggregate  market value of the futures  contracts  held by the Company will not exceed 35% of the market value of the total assets of the Company.

     Hedging  Transactions.  In seeking to protect against the effect of changes in  currency  exchange  rates  that are  adverse to the  present or  prospective position of a Fund,  each Fund may employ  certain  risk  management  practices, including forward currency  transactions and transactions in options and futures on foreign currencies.  In particular,  the Funds may enter into forward foreign currency exchange  contracts  ("forward  contracts"),  purchase and sell (write)
futures  contracts on foreign  currencies (or groups of currencies)  and options thereon,  and  purchase  and  sell  (write)  put and  call  options  on  foreign currencies. Such hedging may involve certain risks, which are summarized below.

     Repurchase  Agreements.  A repurchase  agreement is an agreement  between a buyer of  securities,  such as a Fund,  and a seller of  securities in which the seller  agrees to buy the  securities  back within a specified  time at the same price the buyer paid for them,  plus an amount equal to an agreed upon  interest rate.  Corporate Bond Fund typically uses repurchase  agreements as a short-term investment for the Fund's cash position. In order to enter into these repurchase agreements,  the Fund  must have  collateral  of 102% of the  repurchase  price.
Repurchase  agreements  are often viewed as equivalent to cash.  Corporate  Bond
Fund will only enter  into  repurchase  agreements  in which the  collateral  is comprised of U.S. government securities. In addition, Corporate Bond Fund treats repurchase agreements with maturities of over seven days as illiquid, subject to the Fund's 15% limit on illiquid  securities  discussed  below. The Company does not have a corresponding investment policy.

     Restricted   securities.   Restricted   securities  are  privately   placed
securities whose resale is restricted under securities law. Each Fund may invest in  restricted  securities,  including  those that are  eligible for resale only among certain institutional buyers without registration  (commonly known as Rule
144A Securities) without limitation if certain liquidity criteria are satisfied.
The  Corporate  Bond  Fund's  investments  in  restricted  securities  that  are determined  to be  illiquid  may not exceed  the  Fund's  15% limit on  illiquid securities, which is described below.

     Illiquid Securities.  Illiquid securities are securities that do not have a ready  market and  cannot be easily  sold  within  seven days at a price that is approximately  equal to their value as assessed by a Fund.  Illiquid  securities include repurchase  agreements maturing in more than seven days.  Corporate Bond
Fund may not invest more than 15% of its total assets in illiquid securities. As closed-end fund, the Company is not subject to this restriction. The Company may invest up to 50% of its total assets in illiquid  securities,  which may include securities  with  contractual  restrictions  on resale,  securities  exempt from registration  under  applicable  securities laws, and other securities which may not be readily marketable.

     Interest Rate Swap,  Index Swap and Credit Default Swap  Agreements.  In an
interest  rate swap, a Fund  receives  payments  from  another  party based on a variable  or floating  interest  rate in return for making  payments  based on a fixed interest rate. An interest rate swap can also work in reverse, with a Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating  interest  rate.  Corporate Bond Fund may use interest rate swaps to adjust the Fund's  sensitivity  to interest  rates or to hedge  against changes in interest  rates.  In an index swap, a Fund  receives  gains or incurs losses  based on the total return of a specified  index,  in exchange for making interest payments to another party. An index swap can also work in

                                       18

reverse with a Fund  receiving  interest  payments  from another  party based on movements in the total return of a specified index.  Corporate Bond Fund may use index swaps to gain exposure to markets in which the Fund  invests,  such as the corporate  bond  market.  Corporate  Bond  Fund may also  use  index  swaps as a substitute  for futures or options  contracts if such contracts are not directly available to the Fund on favorable  terms.  In a credit default swap, a Fund may transfer  the  financial  risk of a  credit  event  occurring  (a bond  default,
bankruptcy,   restructuring,  etc.)  on  a  particular  security  or  basket  of securities to another party by paying that party a periodic premium; likewise, a
Fund may assume the financial  risk of a credit event  occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.  Corporate Bond Fund may enter into credit default swaps to hedge against a credit  event,  to enhance total return or to gain exposure to certain securities or markets. Interest rate swaps, index swaps and credit default swaps may be  considered  to be illiquid.  The Company  does not have a  corresponding investment policy.

     Loan Participations. A loan participation is an interest in a loan or other direct indebtedness,  such as an assignment,  that entitles the acquirer of such interest to payments of interest,  principal  and/or other amounts due under the structure  of the  loan or  other  direct  indebtedness.  In  addition  to being structured as secured or unsecured loans,  such investments  could be structured as novations or assignments or represent trade or other claims owed by a company to a  supplier.  The  Corporate  Bond Fund may also  invest in loans,  including
assignments  and   participation   interests.   The  Company  does  not  have  a
corresponding investment policy.

     Real Estate Investment Trusts.  Real estate investment trusts ("REITs") are companies,  usually traded  publicly,  that manage a portfolio of real estate to earn profits for shareholders. The Company may invest up to 10% of its assets in
REITs. Corporate Bond Fund does not have a corresponding  investment policy, and currently does not invest in REITs to any significant degree.

     Securities Lending. Corporate Bond Fund may lend up to 25% of its assets to qualified brokers,  dealers and institutional investors for use in institutional securities  transactions.  These  transactions,  if any, may generate additional income for Corporate  Bond Fund.  The Company  generally  does not engage in the lending of its portfolio securities.

     Temporary  Defensive  Investments.  Each  Fund may  invest  in a  temporary defensive  manner  when DMC  believes  that the Fund will be affected by adverse market  conditions.  When  investing  in this  manner,  a Fund may hold all or a substantial part of its assets in bonds, cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

How do the investment restrictions of the Funds differ?

     Set forth below is a description of the main differences between the Funds'
fundamental  investment  restrictions.  The  following is only a summary of such differences and is qualified in its entirety by references to the Corporate Bond
Fund Prospectus, which is enclosed with this Proxy Statement/Prospectus, and the
SAI,  which has been filed with the SEC and is  considered  to be a part of this
Proxy Statement/Prospectus.

     Concentration.  Each Fund has a  fundamental  investment  restriction  that limits  the  extent  to  which  the  Fund  may  "concentrate"  its  investments.
Specifically,  Corporate Bond Fund may not make  investments that will result in the  concentration  (as that term may be  defined  in the 1940 Act,  any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction  does not limit  Corporate  Bond Fund from  investing in obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities,
or  in  tax-exempt   securities  or  certificates  of  deposit.   The  Company's
fundamental  investment  restriction with respect to concentration provides that the Company may not invest more than 25% of its total  assets in  securities  of issuers in any one industry or group of industries.

     Diversification.  Corporate Bond Fund is diversified,  which means that the
Fund is limited in the amount that it can invest in a single issuer. The Company is non-diversified  and is therefore not subject to this fundamental  investment restriction.

     Borrowing. Corporate Bond Fund may not borrow money, except as permitted by the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof.
The Company may not borrow money  except (i) on an  unsecured  basis to purchase securities  in an  aggregate  amount  not to  exceed  20% of  the  value  of the
Company's net assets,  and (ii) from banks for  temporary or emergency  purposes where such  borrowings  are would not exceed  either (a)  one-third of its total assets  taken at market  value or other fair value less  liabilities  other than such  borrowings,  or (b) 10% of its  total  assets  taken at cost;  or  pledge, mortgage or  hypothecate  its assets taken at market value to an extent  greater than 15% of total assets taken at cost.

                                       19

     Senior  Securities.  Corporate  Bond Fund may not issue senior  securities, except as permitted by the 1940 Act, any rule or order thereunder,  or SEC staff interpretation thereof. The Company may not issue senior securities, except that the Company may issue  preferred  stock and/or  senior  securities  representing indebtedness  as  permitted  by the 1940 Act and except to the  extent  that any
borrowings   permitted   pursuant  to  the  Company's   fundamental   investment
restriction  relating to borrowing (as described above) is deemed to involve the issuance of senior securities.

     Underwriting.  Neither Fund may engage in  underwriting  the  securities of other  issuers,  except  that a Fund may engage in  transactions  involving  the
acquisition,   disposition  or  resale  of  its  portfolio   securities,   under
circumstances where it may be considered to be an underwriter.

     Real  Estate.  Corporate  Bond Fund may not  purchase or sell real  estate, unless acquired as a result of ownership of securities or other  instruments and provided  that this  restriction  does not  prevent the Fund from  investing  in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests  therein.  The  Company  may not  purchase  or sell real estate or any direct interest therein;  however, this policy will not prohibit the acquisition of direct  interests  in real  estate  through  the  purchase  of  corporate  or government securities (including securities secured by a mortgage of a leasehold interest or other interest in real estate),  limited partnership  interests (not exceeding 5% of its assets), or securities of real estate investment trusts.

     Commodities.  Corporate  Bond  Fund  may  not  purchase  or  sell  physical commodities,  unless  acquired as a result of ownership of  securities  or other instruments  and provided that this  restriction  does not prevent the Fund from engaging in  transactions  involving  futures  contracts and options  thereon or investing in securities  that are secured by physical  commodities.  The Company may not purchase or sell commodities or commodities contracts, provided that the
Company  may engage in certain  transactions  in futures  contracts  and options thereon as set forth in the Company's investment policies.

     Loans.  Corporate  Bond  Fund  may  not  make  loans,  provided  that  this restriction does not prevent the Fund from purchasing debt obligations, entering
into   repurchase   agreements,   loaning  its  assets  to   broker/dealers   or
institutional  investors  and  investing  in loans,  including  assignments  and participation  interests.  The  Company  may not make  loans  other  than by the purchase of bonds,  debentures or other debt  securities  of the types  commonly offered  privately  and purchased by financial  institutions.  The purchase of a portion of an issue of a publicly  distributed debt obligation is not considered the making of a loan for purposes of this restriction.

What are the risks factors associated with investments in the Funds?

     Investments  in the Company and Corporate Bond Fund involve risks common to most investment  companies.  There is no guarantee against losses resulting from investment  in either  Fund,  or that  either Fund will  achieve its  investment objective. The achievement of a Fund's objective depends upon market conditions, generally,  and on the investment  manager's analytical and portfolio management skills. As with most investments in investment  companies,  the best results are generally  achieved  when an investment in a Fund is held for a number of years.
The investment risks for the Funds are explained below.

     Market Risk.  Market risk is the risk that all or a majority of  securities in a certain  market - like the  stock or bond  market - will  decline  in value because of factors such as economic conditions,  future expectations or investor confidence.  This risk may cause the price  fluctuation of a security because of the changes in general  economic and interest  rate  conditions  that affect the market as a whole. Both Funds are subject to market risk and seek to manage this risk by maintaining a long-term  investment approach and a focus on high quality bonds.

     Interest  Rate  Risk.  Interest  rate  risk is the risk that  fixed  income securities  will decrease in value if interest  rates rise.  The risk is greater for bonds with longer maturities than for those with shorter maturities. Because both Funds invest primarily in fixed income  securities,  interest rate risk can be a  significant  type of risk for both  Funds.  Both Funds seek to manage this risk by monitoring  economic  conditions and the interest rate  environment  and adjusting  each  Fund's  duration or average  maturity  as a  defensive  measure against interest rate risk.

     Credit Risk. Credit risk refers to the possibility that a bond's issuer (or an entity  that  insures  the bond) will be unable to make  timely  payments  of interest and  principal.  Because  both Funds  invest  primarily in fixed income securities, credit risk can be a significant type of risk for both Funds. To the extent  that a Fund  invests in  high-yield  corporate  bonds,  the Fund will be subject to a greater degree of credit risk, including the possibility of loss of principal, particularly in times of economic declines. Each Fund seeks to manage credit risk by tending to hold a relatively  large number of different  bonds to minimize the effect on the Fund if any individual issuer should become unable to make interest payments or repay principal. In addition, each Fund

                                       20

seeks to manage  credit risk related to high-yield  corporate  bonds by limiting the percentage of the Fund's portfolio that invests in such bonds.

     Industry and Security Risk. Industry risk refers to the risk that the value of  securities  in a  particular  industry  will  decline  because  of  changing expectations  for the  performance of that  industry.  Security risk is the risk that the value of an  individual  security  will  decline  because  of  changing expectations for the performance of the individual company issuing the security.
Each Fund seeks to manage these risks by  implementing  policies  that  prohibit concentration  and by  investing  in a broad  range of issuers  and  industries.
Accordingly,  each Fund  limits  the  amount of its  investments  in any  single industry and follows a rigorous selection process before choosing securities for investment.  As a non-diversified fund, the Company may hold larger positions in the securities of a smaller  number of issuers than a diversified  fund like the
Corporate  Bond  Fund.  As a  result,  the  decrease  in value of the  Company's investment  in a single issuer may have a greater  negative  effect on its total return.

     Interests  in Loans and Other  Direct  Indebtedness.  With  respect to loan participations,  loans or other  forms of direct  indebtedness  involve the risk that a Fund will not receive  payment of  principal,  interest and other amounts due in  connection  with these  investments  and will  depend  primarily  on the financial  condition of the borrower.  Interests in loans that are fully secured offer a Fund more  protection  than interests in unsecured loans in the event of non-payment of scheduled  interest or principal,  although there is no assurance that the  liquidation  of  collateral  from a secured  loan  would  satisfy  the corporate borrower's obligation, or that the collateral can be liquidated.  Some interests in loans or claims may be in default at the time of purchase.  Certain of the  interests in loans or the other direct  indebtedness  acquired by a Fund may involve revolving credit  facilities or other standby financing  commitments that  obligate the Fund to pay  additional  cash on a certain date or on demand.
These  commitments  may require the Fund to increase  its  investment  in a loan participation  at a time  when the Fund  might  not  otherwise  decide  to do so
(including at a time when the underlying borrower's financial condition makes it unlikely  that  such  amounts  will be  repaid).  To the  extent  that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated  account cash or other  high-grade  debt  obligations  in an amount sufficient to meet such commitments.

     A Fund may be required to rely upon another lending  institution to collect and pass onto the Fund amounts  payable  with respect to the loan  participation and to enforce the Fund's rights under the loan  participation.  An  insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the
Fund from receiving such amounts.  The highly leveraged nature of many such loan participations  may make  such  loan  participations  especially  vulnerable  to adverse  changes in  economic  or market  conditions.  Investments  in such loan participations may involve additional risk to the Fund.

     Foreign  Securities  Risk.  Foreign  securities risk is the risk associated with  investments  in foreign  securities,  which may be  adversely  affected by political instability, changes in currency rates, foreign economic conditions or inadequate  regulatory and accounting  standards.  Each Fund seeks to manage the risks  associated  with  investments  in foreign  securities  by limiting  these investments to 25% the percentage of the Fund's total assets.

     Liquidity Risk.  Liquidity risk is the possibility  that a Fund's portfolio assets  cannot be readily sold within seven days at the  approximate  price that the Fund  values  the  security.  The  Corporate  Bond  Fund  seeks to  mitigate liquidity risk by limiting its  investments  in illiquid  securities to not more than 15% of its total assets.  As a closed-end  fund, the Company is not subject to liquidity risk to the same extent as Corporate Bond Fund.

     Derivatives  Risk.  Derivatives  risk is the  possibility  that a Fund  may experience a significant loss if it employs a derivatives  strategy (including a strategy  involving  swaps such as interest  rate swaps,  index swaps and credit default swaps) related to a security or a securities  index and that security or index  moves in the  opposite  direction  from what the  portfolio  manager  had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty  because the transaction depends on the willingness and ability of the  counterparty to fulfill its contractual  obligations.  Derivatives  also involve additional expenses, which could reduce any benefit or increase any loss to a Fund  from  using  the  strategy.  Each  Fund  seeks to  manage  the  risks associated with  investments in derivatives by generally  using  derivatives for defensive or hedging  purposes,  as well as imposing certain  percentage  limits that restrict the amount of a Fund's assets that may be committed to investments in derivatives.

     Non-Diversification  Risk.  The  Company  is a  non-diversified  investment company and is permitted to invest more than 5% of its assets in the  securities
of  a  single  issuer.  The  Company  intends,   however,  to  comply  with  the
diversification  requirements of the Internal  Revenue Code of 1986, as amended, as it applies to regulated investment companies.  To the extent that the Company invests a relatively high percentage of its assets in obligations of a single or limited  number of issuers,  the Company will be more  susceptible  to economic, political or regulatory  occurrences than a more diversified investment company.
Corporate  Bond Fund is a  diversified  investment  company and, as such, is not subject to the risks associated with  non-diversification  to the same extent as the Company.

                                       21

                       FURTHER INFORMATION ABOUT THE FUNDS

     Information  about  Corporate  Bond Fund is included in the Corporate  Bond
Fund Prospectus, which is attached to and incorporated by reference into (and is considered a part of) this Proxy  Statement/Prospectus.  Additional  information about  Corporate Bond Fund is included in its current SAI, which is incorporated by reference into the Corporate Bond Fund Prospectus and is considered a part of
this  Proxy  Statement/Prospectus.   Corporate  Bond  Fund's  Annual  Report  to
Shareholders  for the fiscal year ended July 31, 2005 and Semi-Annual  Report to
Shareholders  for the period ended  January 31, 2006 are  enclosed  with and are considered  a part of this  Proxy  Statement/Prospectus.  Information  about the
Company is included  in the  Company's  Annual  Report to  Shareholders  for the
fiscal  year  ended  December  31,  2005.  You may  request a free copy of these documents,  without  charge,  by  calling  1-800-523-1918,  or by writing to the
respective  Funds  at:  Attention:   Account   Services,   2005  Market  Street,
Philadelphia, Pennsylvania 19103.

     For more  information  with respect to Corporate  Bond Fund  concerning the following topics,  please refer to the following  sections of the Corporate Bond
Fund  Prospectus:  (i) see "How have the Funds  performed?" for more information about the performance of Corporate Bond Fund; (ii) see "Investment  Manager" for
more information about the investment adviser and portfolio manager of Corporate
Bond Fund and  information  about  regulatory  matters;  (iii) see  "About  Your
Account"  for more  information  about the pricing of shares of  Corporate  Bond
Fund; and (iv) see  "Dividends,  distributions  and taxes" for more  information about  Corporate Bond Fund's policy with respect to dividends and  distributions and tax  consequences  to  shareholders  of  various  transactions  in shares of
Corporate Bond Fund.

     The Company and the Acquiring Trust file proxy materials, reports and other information  with the SEC in accordance with the  informational  requirements of the  Securities  Exchange Act of 1934 and the 1940 Act.  These  materials can be inspected and copied at the SEC's Public  Reference Room at 100 F Street,  N.E.,
Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from  the  SEC's  Public  Reference  Branch,  Office  of  Consumer  Affairs  and
Information Services,  Washington,  D.C. 20549, at prescribed rates, or from the
SEC's Web site at http://www.sec.gov.

     The Company is a Maryland  corporation.  The Acquiring  Trust is a Delaware statutory  trust.  There is much that is similar between a Maryland  corporation and a Delaware statutory trust. For example,  the  responsibilities,  powers and fiduciary  duties of the directors of the Company are  substantially  similar to those of the  trustees  of the  Acquiring  Trust.  There are,  however,  certain differences  between  the two  forms  of  organization.  The  operations  of the
Company,   as  a  Maryland   corporation,   are  governed  by  its  Articles  of
Incorporation,   and  any  restatements,   amendments  and  supplements  thereto
(collectively,   its  "Charter"),  as  well  as  applicable  Maryland  law.  The operations of the Acquiring  Trust, as a Delaware  statutory trust, are governed by its Agreement and Declaration of Trust, as well as applicable Delaware law.

     The following is only a summary of certain  principal  differences  between the  organization of each Fund, and is not a complete  description of the Funds'
organizational documents. Further information about the structure of the Company and the  Acquiring  Trust is  contained in each Fund's  prospectus  and SAI, the organizational documents of the Company and the Acquiring Trust, and in relevant state law.

     Comparison  of Capital  Structure.  The Company was organized as a Delaware corporation in 1972 and was subsequently  reorganized as a Maryland  corporation pursuant to its Articles of Incorporation dated January 29, 1976. Corporate Bond
Fund is a series of the Acquiring  Trust,  which was  originally  organized as a
Delaware  corporation in 1970. The Acquiring Trust was subsequently  reorganized as a Maryland  corporation on March 4, 1983 and as a Delaware statutory trust on
September  29, 1999  pursuant to an  Agreement  and  Declaration  of Trust dated
December  17, 1998 (the  "Declaration  of  Trust").  The number of shares of the
Acquiring  Trust is  unlimited  and  without  par  value.  The  total  number of authorized  shares of common  stock of the Company is  10,000,000  shares,  each having a par value of $1.00 per share.  The Company and the Acquiring  Trust may each issue fractional shares.

     Corporate  Bond Fund Class A Shares,  when issued in accordance  with their terms,  are fully paid and  non-assessable  and have no preemptive or conversion rights.  The Company and  Corporate  Bond Fund  shareholders  have no  appraisal rights.  However,  as  shareholders  of  an  "open-end"  fund,  shareholders  of
Corporate  Bond Fund are  entitled to have the Fund redeem  their  shares on any business day that the Fund is open for business  (subject to any  conditions  or limitations  described  in the  Fund's  prospectus).  Because  the  Company is a closed-end  fund,  the Company does not engage in the  redemption of its shares, except through  open-market share repurchase programs as authorized by the Board of  Directors of the Company from time to time.  Further  information  regarding
Company  shares can be found  under the  heading  "Other  Information  About the
Company -  Outstanding  Securities  of the  Company" in Exhibit D to this Proxy
Statement/Prospectus.

                                       22

     Comparison of Voting Rights. Shareholders of a Maryland corporation such as the Company are entitled to vote on, among other  things,  those  matters  which effect  fundamental  changes  in the  corporate  structure  (such  as a  merger, consolidation or sale of substantially  all of the assets of the corporation) as provided by Maryland law.  Similarly,  shareholders  of the Acquiring  Trust are entitled  under the  Declaration  of Trust to vote on such matters to the extent required  by the 1940 Act.  For each Fund,  each whole  share is entitled to one vote as to any matter on which it is entitled to vote and each fractional  share carries  a  proportionate  fractional  vote.  Shareholders  of the  Company  and shareholders of the Acquiring Trust are not entitled to cumulative voting in the election of directors and trustees, respectively.

     The 1940 Act entitles shareholders of the Funds to vote on certain matters:
specifically, for the election of directors/trustees,  the selection of auditors
(under certain  circumstances),  approval of investment  advisory agreements and plans of distribution,  and amendments to policies, goals or restrictions deemed to be fundamental.

     In  addition,  shareholders  of the Funds are  entitled  to vote on certain matters by the laws of the jurisdiction  under which they were formed and by the
Charter of the Company and the  Declaration of Trust of the Acquiring  Trust. In
most  instances,  the rights to vote on these  matters are  similar  between the
Funds. For example,  the Declaration of Trust specifically gives shareholders of the  Acquiring  Trust  the  power to vote:  (1) for the  election  of  Trustees, including the filling of any vacancies in the Board of Trustees,  as provided in the Declaration of Trust;  (2) with respect to such additional  matters relating to the  Acquiring  Trust as may be required by the  Declaration  of Trust or the
By-Laws of the Acquiring Trust,  the 1940 Act or any  registration  statement of the  Acquiring  Trust filed with the SEC;  and (3) on such other  matters as the
Board of Trustees of the  Acquiring  Trust may consider  necessary or desirable.
Similarly,  the  Maryland  General  Corporation  Law  and  the  Charter  entitle shareholders  of the  Company  to vote:  (1) for the  election  and  removal  of
Directors to the extent permitted by the Maryland  General  Corporation Law; (2)
with respect to certain amendments to the Articles of Incorporation;  and (3) on such additional  matters as required by law, the Articles of  Incorporation,  or any registration statement of the Company filed with the SEC or any state, or as the Directors may consider necessary or desirable.

     While former Company shareholders,  as holders of Corporate Bond Fund Class
A Shares,  will have similar  distribution  and voting rights as they  currently have as Company shareholders,  there are certain differences. The organizational structures  differ  in  record  date  parameters  for  determining  shareholders entitled to notice of a meeting,  to vote at a meeting,  and to a  distribution, and differ in the proportion of outstanding  shares  required to vote on certain matters.  While both the Acquiring Trust and the Company are authorized to issue separate  series of shares,  the  Acquiring  Trust  also may divide  each of its series into separate classes. The Company currently has only one class of shares outstanding -- its common stock.  Each series of the Acquiring Trust,  including
Corporate Bond Fund,  currently has more than one class of shares.  Shareholders of the Acquiring  Trust are entitled to vote by series or class where any matter affects only the interests of some but not all series or classes.

     Liability of Shareholders. Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations,  except that a shareholder may be liable to the extent that he or she receives any distribution that exceeds the amount that he or she could properly receive under Maryland law or where such liability is necessary to prevent fraud.

     The Delaware  Statutory Trust Act provides that  shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability  extended to shareholders of private for-profit corporations.  There is, however, a remote possibility  that,  under  certain  circumstances,  shareholders  of a  Delaware statutory trust might be held personally  liable for the trust's  obligations to the  extent the courts of another  state that does not  recognize  such  limited liability  were to apply the laws of such state to a controversy  involving such obligations.  The  Declaration  of  Trust  provides  that  shareholders  of  the
Acquiring  Trust  shall not be subject  to any  personal  liability  for acts or obligations  of the  Acquiring  Trust.  In addition,  the  Declaration  of Trust provides  for  indemnification  out of the  Acquiring  Trust's  property for any shareholder  held  personally  liable  solely  by  reason of his or her being or having been a  shareholder.  Therefore,  the risk of any  shareholder  incurring financial  loss beyond his or her  investment  due to  shareholder  liability is limited to  circumstances  in which Corporate Bond Fund itself is unable to meet its obligations. Given the nature of the assets and operations of Corporate Bond
Fund,  the  possibility  of  Corporate  Bond  Fund  being  unable  to  meet  its obligations  is  considered  remote,  and even if a claim were  brought  against
Corporate Bond Fund and a court  determined  that  shareholders  were personally liable, it would likely not impose a material obligation on a shareholder.

     Election of Directors/Trustees; Terms. The shareholders of the Company have elected all of the  Directors  of the  Company.  The Board of  Directors  of the
Company is comprised of three classes of Directors,  each with a different  term of office. At each annual meeting of shareholders,  Directors stand for election to succeed the class of Directors  whose terms expire at that meeting,  and each newly-elected  Director  will serve for a  three-year  term and until his or her successor  is elected and  qualified.  Each  Ddirector  serves  until his or her successor  is  elected  and  qualified,  subject  to his or her  earlier  death, resignation  or removal in the manner  provided by law. In the case of a vacancy on the Board of Directors (other than a vacancy created by removal by

                                       23

the  shareholders),  a majority of the Directors may appoint a successor to fill such vacancy. The ability of the Board of Directors to appoint Directors to fill vacancies without shareholder approval is subject to the limitations of the 1940
Act.

     The shareholders of the Acquiring Trust have elected all of the trustees of the Acquiring  Trust.  Such trustees serve for the life of the Acquiring  Trust, subject to their  earlier  death,  incapacitation,  resignation,  retirement  or removal. In the case of any vacancy on the Board of Trustees,  a majority of the trustees may appoint a successor to fill such vacancy.  The ability of the Board of Trustees to appoint trustees to fill vacancies without  shareholder  approval is subject to the limitations of the 1940 Act.

     Under both Delaware and Maryland law,  directors of a statutory  trust or a corporation,  as the case may be, that are  independent for purposes of the 1940
Act are also deemed to be independent for purposes of the applicable state law.

     Meeting of Shareholders. The By-Laws of the Company require that the annual shareholders  meetings are to be held on the second Friday of May, or such other date within 31 days thereafter as may be set by the Board of Directors,  in each year, at 10:00 a.m., for the purpose of electing  directors and for  transacting such other business as may properly be brought before the meeting, provided that the Board of Directors may postpone any previously  scheduled  annual meeting if the Board of  Directors  determines  that such action is  appropriate  under the circumstances.  Special  meetings of shareholders may be called by the president or, in his or her absence,  the vice  president or by a majority of the Board of
Directors  or  holders  of  shares  entitled  to cast at least  25% of the votes entitled to be cast at the special meeting.  Requests for special meetings must, among  other  things,  state the  purpose of such  meeting and the matters to be voted upon.

     If the Plan is approved by shareholders and the Transaction  takes place on the  anticipated  Closing Date,  the Company will not hold an annual  meeting in
2006 (the "2006 Annual  Meeting").  If the Plan is not approved by shareholders, the Board will announce the date of the 2006 Annual Meeting  following the final adjournment of the Meeting.

     The Acquiring Trust is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The By-Laws of the
Acquiring Trust provide that a meeting of shareholders may be called at any time by the Board of Trustees,  the  chairperson  or the  president of the  Acquiring
Trust.  Such  shareholders  meeting  may be called for the  purpose of  electing trustees or for any other  action  requiring  shareholder  approval,  or for any matter deemed by the trustees to be necessary or desirable.

     Liability of Directors/Trustees and Officers; Indemnification. Maryland law
permits a  corporation  to eliminate  liability of its directors and officers to the corporation or its  stockholders,  except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty.  The
Company's  By-Laws  provide for the  indemnification  of directors  and officers against  liability to the fullest extent permitted under applicable  federal and
Maryland law. Under Maryland law,  indemnification of a corporation's  directors and officers is mandatory  if a director or officer has been  successful  on the merits or otherwise in the defense of certain proceedings.  Maryland law permits indemnification  for  other  matters  unless it is  established  that the act or omission  giving rise to the  proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     Delaware  law  provides  that  trustees of a  statutory  trust shall not be liable to the  statutory  trust or its  shareholders  for  acting in good  faith reliance on the  provisions of its governing  instrument  and that the trustee's liabilities  may be  expanded  or  restricted  by  such  instrument.  Under  the
Declaration of Trust,  the trustees and officers of the Acquiring  Trust are not liable for any act or omission or any conduct  whatsoever  in their  capacity as trustees,  except for liability to the Acquiring  Trust or  shareholders  due to willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties  involved in the conduct of the office of trustee.  Delaware law allows a statutory  trust to  indemnify  and hold  harmless  any trustee or other  person against any and all claims and demands.  The  Declaration  of Trust provides for the  indemnification  of its  trustees  and  officers  to the  extent  that such trustees  and  officers  act in good  faith and  reasonably  believe  that their conduct is in the best interests of Acquiring Trust,  except with respect to any matter in which it has been  determined  that such  trustee  acted with  willful misfeasance,  bad faith,  gross  negligence or reckless  disregard of his or her duties.

     Dissolution and Termination.  Maryland law provides that the Company may be dissolved by the vote of a majority of the Board of Directors and  two-thirds of the shares entitled to vote on the  dissolution.  Pursuant to the Declaration of
Trust,  the  Acquiring  Trust or any  series or class of  shares  of  beneficial interest in the Acquiring Trust may be dissolved by: (1) a majority  shareholder vote of the Acquiring  Trust or the affected series or class,  respectively;  or
(2) by the Board of Trustees  pursuant to written notice to the  shareholders of the Acquiring Trust or the affected series or class.

     Dissenter's Rights. The Company's  shareholders will not be entitled to any
"dissenters'  rights"  because Company shares are not afforded such rights under state law or under the Company's  Charter.  Therefore,  if the Plan is approved, the Company

                                       24

shareholders  will be  bound by the  terms of the  Plan.  A  shareholder  of the
Company may, however,  sell his or her shares of common stock on the NYSE at any time prior to the Closing Date of the  Transaction.  In addition,  following the closing of the  Transaction,  the  shareholders  of the  Company  may redeem the
Corporate Bond Fund Class A Shares  received in connection  with the Transaction at NAV, subject to a redemption fee of 2% if such redemption occurs within three
(3) months of the Closing Date.

     Neither  Delaware law nor the  Declaration of Trust of the Acquiring  Trust
confers upon shareholders any dissenters' rights.

     Amendments to  Organization  Documents.  Consistent  with Maryland law, the
Company  reserves  the right to amend,  alter,  change or repeal  any  provision contained  in the Charter in the manner  prescribed  by statute,  including  any amendment  that  alters  the  contract  rights,  as  expressly  set forth in the
Charter,  of any outstanding stock, and all rights conferred on shareholders are granted  subject to this  reservation.  Other  amendments  to the Charter may be adopted if  approved  by the  affirmative  vote of a  majority  of all the votes entitled to be cast on the matter.  The directors have the power to alter, amend or  repeal  the  By-laws  of the  Company  or adopt  new  By-laws  at any  time.
Consistent  with Delaware law, the Board of Trustees of the Acquiring Trust may,
without shareholder approval, amend the Declaration of Trust at any time, except to eliminate any voting rights  pertaining to the shares of the Acquiring Trust, without  approval of the  majority  of the shares of the  Acquiring  Trust.  The trustees  have the power to alter,  amend or repeal the By-laws of the Acquiring
Trust or adopt new By-laws at any time.

     Inspection  Rights.   Each  Fund  provides  certain  inspection  rights  to
shareholders  of its books  and  records,  at least to the  extent  required  by applicable law.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

     The  affirmative  vote of a majority of the  Company's  outstanding  shares entitled to vote is  necessary  to approve the Plan.  Each  shareholder  will be entitled  to one  vote for  each  full  share,  and a  fractional  vote for each fractional  share of the Company held at the close of business on March 20, 2006
(the "Record Date").

     If  sufficient  votes to  approve  the  proposal  for the  Company  are not received by the date of the Meeting,  the Meeting may be adjourned  with respect to the Fund to permit further solicitation of proxies. The holders of a majority of shares of the  Company  entitled to vote at the Meeting and present in person or represented  by proxy  (whether or not  sufficient to constitute  quorum) may adjourn the Meeting with respect to the Company.  Unless otherwise instructed by a shareholder  granting a proxy, the persons designated as proxies may use their discretionary  authority to vote as  instructed  by management of the Company on questions of adjournment.

     Abstentions  will be included for purposes of determining  whether a quorum is present at the Meeting, and will have the same effect as a vote "against" the
Plan. It is not anticipated that any broker non-votes will be received.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing  and signing the  attached  proxy card and mailing it in the enclosed postage-paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting  instructions,  your  shares will be voted
"FOR" approval of the Plan and in accordance  with the views of management  upon any unexpected  matters that properly come before the Meeting or any adjournment of the Meeting.  You may also call  toll-free to vote by  telephone,  or you may vote using the Internet.  The insert accompanying this Proxy Statement describes how  to  vote  using  these  methods.  Please  refer  to the  instructions  that accompanied your voting  instruction  form. If you wish to vote in person at the
Meeting,  you must obtain a "legal proxy" from your  broker-dealer of record (or other nominee) and present it to the Inspector of Elections at the Meeting.

Can I revoke my proxy?

     You may  revoke  your  proxy at any time  before  it is voted by  sending a written  notice to the Company  expressly  revoking  your proxy,  by signing and forwarding to the Company a later-dated  proxy,  or by attending the Meeting and voting in person. If your shares are held through a broker-dealer, you will have to make  arrangements  with your  broker-dealer  (or other  nominee) in order to revoke any previously executed proxy.

                                       25

What other matters will be voted upon at the Meeting?

     The Board of  Directors  of the Company does not intend to bring any matter before the Meeting other than that described in this Proxy Statement/Prospectus.
It is not aware of any other matters to be brought before the Meeting by others.
If any  other  matter  legally  comes  before  the  Meeting,  proxies  for which discretion  has  been  granted  will be voted in  accordance  with the  views of management.

Who is entitled to vote?

     Only  shareholders of record of the Company at the close of business on the
Record  Date will be  entitled to vote at the  Meeting.  As of the Record  Date, there were 7,476,103 outstanding shares of the Company.

What other solicitations will be made?

     This  proxy  solicitation  is being made by the Board of  Directors  of the
Company  for use at the  Meeting.  The cost of this proxy  solicitation  will be shared as set forth above under  "Information  about the Transaction -- Who will pay the  expenses of the  Transaction?"  In addition  to  solicitation  by mail, solicitations also may be made by advertisement,  telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

     The Company  has  retained D. F. King & Co.,  Inc.  ("D.F.  King") at a fee estimated not to exceed $13,500, plus reimbursement of reasonable  out-of-pocket expenses,  to assist in the solicitation of proxies (which amount is included in the estimate of total expenses above).  The Fund has also agreed to indemnify D.
F. King against certain  liabilities and expenses,  including  liabilities under the federal  securities laws. D. F. King is located at 48 Wall Street, New York,
New York 10005.

     In addition to solicitation  services to be provided by D. F. King, proxies may be solicited by the officers and  employees of the Company and the Acquiring
Trust (none of whom will receive any compensation  therefor in addition to their regular salaries) and/or regular employees of DMC or other service providers, or any of their  affiliates.  Arrangements  will also be made with brokerage houses and other custodians, nominees and fiduciaries to forward solicitation materials to the  beneficial  owners  of the  Company  shares,  and such  persons  will be reimbursed for their expenses.

                           PRINCIPAL HOLDERS OF SHARES

     As of the Record  Date,  the officers  and  directors of the Company,  as a group,  owned of record and beneficially less than 1% of the outstanding  voting shares of the  Company.  In addition,  as of the Record  Date,  the officers and trustees of the Acquiring  Trust, as a group,  owned of record and  beneficially less than 1% of the outstanding  voting shares of Corporate Bond Fund. From time to time,  the number of Fund  shares held in "street  name"  accounts of various
Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of either Fund,  except as listed below, no other person owned  (beneficially or of record) 5% or more of the  outstanding  shares of the Company or of any class of
Corporate Bond Fund as of the Record Date.

                                       26

                                           Amount and Nature of      Percentage(1)
Name and Address                          Beneficial Ownership          (%)
------------------------------------ ------------------------------ ------------

Cede & Co.                               Company common stock -        73.11(2)
PO Box 20                                   5,466,128 shares
Bowling Green Station
New York, NY 10274

Penbrad & Co.                            Company common stock -        17.89(2)
Attn: Reconciliation Group                  1,337,708 shares
Investment Plan Services,
Mellon Investor Services
480 Washington Blvd
Jersey City, NJ 07310-1900

Merrill Lynch, Pierce, Fenner &       Corporate Bond Fund Class A -    10.20(2)
Smith Incorporated  - for the sole          2,878,037 shares
benefit of its customers
Attn: Fund Administration
4800 Deer Lake Drive
Jacksonville, FL 32246

Merrill Lynch, Pierce, Fenner &       Corporate Bond Fund Class B -    10.40(2)
Smith Incorporated  - for the sole           448,741 shares
benefit of its customers
Attn: Fund Administration
4800 Deer Lake Drive
Jacksonville, FL 32246

Merrill Lynch, Pierce, Fenner &       Corporate Bond Fund Class C -    35.22(2)
Smith Incorporated  - for the sole           3,031,036 shares
benefit of its customers
Attn: Fund Administration
4800 Deer Lake Drive
Jacksonville, FL 32246

Citigroup Global Markets, Inc.        Corporate Bond Fund Class C -    5.47(2)
House Account                                470,831 shares
Attn: Peter Booth
333 W. 34th Street
New York, NY 10001-2402

Sompo Japan Insurance Co. of          Corporate Bond Fund Class I -    18.16(2)
America                                     7,357,136 shares
Two World Financial Center
225 Liberty Street
New York, NY 10281

                                      Corporate Bond Fund Class I -    6.74(2)
Bost & Co.                                  2,729,972 shares
FBO Tuition A/C Investment Program
c/o Mutual Fund Operation
PO Box 3198
Pittsburgh, PA 15230-3198
------------------------------------

(1)  Percentage   of  ownership  of  the  Company  is  based  on  the  Company's outstanding  shares;  percentage of ownership  for  Corporate  Bond Fund is expressed as a percentage of outstanding shares of the applicable class.

(2)  Based on the pro forma  capitalization  table, it is anticipated  that this shareholder  will own more than 5% of the  outstanding  Corporate Bond Fund shares of the applicable class after the Transaction.

                              By Order of the Board of Directors,

                                                  /s/ David F. Connor
                                                  David F. Connor
                                                        Secretary

April 21, 2006

                                       27

GLOSSARY

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Net Asset Value (NAV) - The net asset value of a fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is  determined  by  dividing  the net  asset  value of the fund by the number of shares outstanding.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities  Dealer - A financial  institution  that,  either directly or through affiliates,  has an agreement with the Distributor to handle customer orders and accounts with respect to Corporate Bond Fund.  This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States of America

                                       28

                     EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form of Agreement and Plan of  Acquisition  among Lincoln  National  Income
     Fund,  Inc.,  Delaware Group Income Funds (on behalf of Delaware  Corporate
     Bond  Fund),  and  Delaware   Management  Company,  a  series  of  Delaware
     Management Business Trust.

B    Prospectus  of  Delaware  Corporate  Bond  Fund - Class A, B, C & R,  dated
     November 28, 2005 (enclosed).

C    Annual  Report to  Shareholders  of  Delaware  Corporate  Bond Fund for the
     fiscal year ended July 31, 2005 and Semi-Annual  Report to Shareholders for
     the period ended January 31, 2006 (enclosed).

D    Other  Information  About the Company - Investment  Objective and Policies;
     Distribution and Tax Information; Outstanding Securities of the Company.

                                       29

                                    EXHIBIT A

Form of Agreement and Plan of Acquisition  among Lincoln  National  Income Fund,
Inc.,  Delaware Group Income Funds (on behalf of Delaware  Corporate Bond Fund), and Delaware Management Company, a series of Delaware Management Business Trust

                        AGREEMENT AND PLAN OF ACQUISITION

     THIS AGREEMENT AND PLAN OF ACQUISITION (the "Plan") is made as of this ____
day of __________,  2006, by and among:  (i) Lincoln  National Income Fund, Inc.
("Acquired  Fund"),  a corporation  incorporated  under the laws of the State of
Maryland and a closed-end  management  investment  company  registered under the
Investment  Company Act of 1940,  as amended  ("1940  Act"),  with its principal place of business at One Commerce Square, Philadelphia,  PA 19103; (ii) Delaware
Group  Income  Funds  ("Acquiring  Trust"),  on  behalf of its  series  Delaware
Corporate Bond Fund ("Acquiring  Fund"), a statutory trust formed under the laws of  the  State  of  Delaware  and  an  open-end  management  investment  company registered  under the 1940 Act,  with its  principal  place of  business  at One
Commerce Square,  Philadelphia,  PA 19103; and (iii) Delaware Management Company
("DMC"),  a series of Delaware  Management  Business  Trust,  a statutory  trust formed  under the laws of the State of  Delaware,  with its  principal  place of business at One Commerce Square, Philadelphia, PA 19103.

                                 REORGANIZATION

     The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by Acquiring  Trust, on behalf of Acquiring Fund, of  substantially  all of the property,  assets and goodwill of Acquired Fund in exchange solely for full and fractional shares of beneficial  interest,  without par value, of Acquiring Fund - Class A Shares  ("Acquiring  Fund Shares");  (ii)
the  distribution of Acquiring Fund Shares to the  shareholders of Acquired Fund according to their  respective  interests in  liquidation  of Acquired Fund; and
(iii) the  dissolution  of  Acquired  Fund as soon as is  practicable  after the closing (as defined in Section 3,  hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan and the Reorganization and in consideration of the premises and of the covenants and agreements  hereinafter set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

1.   Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

     (a)  Subject to the terms and  conditions of this Plan,  and in reliance on the  representations  and warranties of Acquiring  Trust, on behalf of
          Acquiring Fund, herein contained, and in consideration of the delivery by  Acquiring  Trust,  on behalf of Acquiring  Fund,  of the number of
          Acquiring Fund Shares hereinafter provided,  Acquired Fund agrees that it will convey,  transfer and deliver to Acquiring Trust, on behalf of
          Acquiring  Fund,  at the Closing all of Acquired  Fund's then existing
          assets,  free  and  clear  of  all  liens,   encumbrances  and  claims
          whatsoever (other than  shareholders'  rights of redemption,  if any), except for cash,  bank  deposits or cash  equivalent  securities in an estimated  amount  necessary  to:  (i) pay the costs and  expenses  of carrying out this Plan (including, but not limited to, fees of counsel and  accountants,  and  expenses of its  liquidation  and  dissolution contemplated hereunder), which costs and expenses shall be established on Acquired  Fund's books as liability  reserves;  (ii)  discharge its unpaid  liabilities  on its books at the  Closing  date (as defined in
          Section 3, hereinafter called the "Closing Date"),  including, but not limited to, its income dividends and capital gains  distributions,  if any,  payable for the period prior to, and  through,  the Closing Date and excluding those  liabilities that would otherwise be discharged at a later date in the ordinary  course of  business;  and (iii) pay such contingent liabilities as the Board of Directors of Acquired Fund (the
          "Acquired Fund Board") shall reasonably deem to exist against Acquired
          Fund,  if any, at the Closing  Date,  for which  contingent  and other appropriate liability reserves shall be established on Acquired Fund's books (hereinafter "Net Assets").  Acquired Fund shall also retain any and all rights  that it may have over and  against any person that may have arisen up to and  including  the close of business on the Closing
          Date.

     (b)  Subject to the terms and  conditions of this Plan,  and in reliance on the  representations and warranties of Acquired Fund herein contained, and in consideration of such sale, conveyance,  transfer and delivery,
          Acquiring Trust, on behalf of Acquiring Fund, agrees at the Closing to
          deliver  to  Acquired  Fund  the  number  of  Acquiring   Fund  Shares
          determined  by:  (i)  dividing  the net  asset  value per share of the
          Acquired  Fund by (ii) the net asset value per share of the  Acquiring
          Fund  Shares,  and (iii)  multiplying  the  resulting  quotient by the number of outstanding  Acquired Fund shares.  All such values shall be determined  in the  manner  and as of the time set forth in  Section 2 hereof.

                                      A-1

     (c)  Immediately  following  the  Closing,  Acquired  Fund  shall  effect a liquidating  distribution  of the  Acquiring  Fund Shares  received by
          Acquired  Fund  pursuant to this  Section 1,  together  with any other assets,  pro rata to Acquired Fund's  shareholders of record as of the close of business on the Closing Date. Such  liquidating  distribution shall be  accomplished by the  establishment  of accounts on the share records  of  Acquiring  Fund of the type and in the  amounts  due such shareholders  based on their  respective  holdings  as of the close of business on the Closing Date.  Fractional  Acquiring Fund Shares shall be carried to the third decimal  place.  As promptly as is practicable after the  Closing,  each  holder of any  outstanding  certificate  or certificates  representing  common stock of Acquired  Fund  ("Acquired
          Fund Shares")  shall be entitled to surrender the same to the transfer agent for Acquiring  Trust,  on behalf of Acquiring  Fund, in exchange for the number of Acquiring  Fund Shares into which the Acquired  Fund
          Shares  theretofore  represented by the certificate or certificates so surrendered  shall have been  converted.  Until so  surrendered,  each outstanding  certificate  which,  prior  to the  Closing,  represented
          Acquired  Fund  Shares  shall  be  deemed  for all  Acquiring  Trust's purposes to evidence  ownership of the number of Acquiring Fund Shares into which the Acquired  Fund Shares  (which prior to the Closing were represented  thereby)  have been  converted.  Promptly  following  the
          Closing and the liquidating  distribution of the Acquiring Fund Shares
          (and any  resolution of litigation or other  contingent  liabilities),
          Acquired Fund shall be dissolved.

2.   Valuation.

     (a)  The value of Acquired  Fund's Net Assets to be  acquired by  Acquiring
          Trust, on behalf of Acquiring Fund,  hereunder shall be computed as of
          4:00 p.m. Eastern time on the Closing Date in a manner consistent with the valuation  procedures  described in Acquired  Fund's  registration statement on Form N-2 dated _______,  19__, as such  disclosures  have been amended to date by any: (i)  amendments  to Acquired  Fund's Form
          N-2  filed  with the U.S.  Securities  and  Exchange  Commission  (the
          "SEC");  (ii) press  releases  issued on behalf of Acquired  Fund; and
          (iii) Acquired Fund annual or semi-annual reports sent to shareholders pursuant to Section 30 of the 1940 Act  (together,  the "Acquired Fund
          Disclosure Documents").

     (b)  The net asset value per Acquired Fund Share shall be determined to the second decimal place as of 4:00 p.m.  Eastern time on the Closing Date in a manner  consistent  with the  valuation  procedures  described in
          Acquired Fund's Disclosure Documents.

     (c)  The net asset value of a share of  beneficial  interest  of  Acquiring
          Fund Shares shall be determined to the second decimal place as of 4:00
          p.m. Eastern time on the Closing Date in a manner  consistent with the valuation procedures described in Acquiring Fund's currently effective prospectus.

3.   Closing Date

     The Closing Date shall be  _____________,  2006,  or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Acquiring Trust at 5:00 p.m. Eastern time, on the Closing Date. Acquired Fund shall  have  provided  for  delivery  as of the  Closing  of those Net Assets of
Acquired Fund to be  transferred to the account of Acquiring  Fund's  custodian,
JPMorgan  Chase  Bank,  4 Chase  MetroTech  Center,  Brooklyn,  New York  11245.
Acquired Fund shall also deliver at the Closing a list of names and addresses of the  shareholders  of record of its Acquired  Fund Shares and the number of full and fractional shares of common stock of Acquired Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts,  all as of 4:00 p.m. Eastern time on the Closing  Date,  certified by its transfer  agent or by its President or a
Vice President to the best of its or his or her knowledge and belief.  Acquiring
Trust,  on behalf of Acquiring  Fund,  shall issue and deliver a certificate  or certificates evidencing the Acquiring Fund Shares to be delivered to the account of  Acquired  Fund at said  transfer  agent  registered  in such  manner  as the officers of Acquired  Fund may  request,  or provide  evidence  satisfactory  to
Acquired Fund that such Acquiring Fund Shares have been registered in an account on the books of Acquiring  Trust, on behalf of Acquiring Fund, in such manner as the officers of Acquired Fund may request.

4.   Representations and Warranties by Acquiring Trust, on Behalf of Acquiring
     Fund.

     Acquiring  Trust, on behalf of Acquiring  Fund,  represents and warrants to
Acquired Fund that:

     (a)  Acquiring  Trust is a  statutory  trust  formed  under the laws of the
          State of Delaware on  ______________,  1998,  and is validly  existing under the laws of that State. Acquiring Trust is duly registered under the 1940 Act as an open-end,  management investment company and all of the  Acquiring  Fund  Shares sold were sold  pursuant to an  effective registration  statement  filed under the  Securities  Act of 1933,  as amended (the "1933 Act"), except for those shares sold pursuant to the private  offering  exemption  for the purpose of raising the  required initial capital.

                                      A-2

     (b)  Acquiring  Trust is authorized to issue an unlimited  number of shares of  beneficial  interest of Acquiring  Fund,  without par value,  each outstanding  share  of which is  fully  paid,  non-assessable,  freely transferable and has full voting rights. Shares of beneficial interest of Acquiring Fund are further divided into five classes of shares,  of which Acquiring Fund Shares is one, and an unlimited  number of shares of beneficial  interest,  without par value,  have been  allocated and designated to Acquiring Fund Shares.

     (c)  The audited financial statements appearing in Acquiring Trust's Annual
          Report to  Shareholders  for the  fiscal  year  ended  July 31,  2005, audited by Ernst & Young,  LLP, a copy of which has been  delivered to
          Acquired Fund, fairly present the financial position of Acquiring Fund as of the respective dates indicated and the results of its operations for the  periods  indicated  in  conformity  with  generally  accepted accounting principles applied on a consistent basis.

     (d)  The books and records of  Acquiring  Trust  accurately  summarize  the accounting  data  represented  and contain no material  omissions with respect to the business and operations of Acquiring Fund.

     (e)  Acquiring  Trust has the necessary  power and authority to conduct its business as such business is now being conducted.

     (f)  Acquiring  Trust is not a party to or obligated under any provision of its  Declaration of Trust or its By-laws  (together,  as each has been amended to date, the "Acquiring Trust Documents"),  or any contract or any other commitment or obligation, and is not subject to any order or decree,  that would be violated  by its  execution  of or  performance under this Plan.

                                      A-3

     (g)  Acquiring  Trust has elected to be treated as a  regulated  investment company  ("RIC")  for  federal  income  tax  purposes  under Part I of
          Subchapter  M of the Internal  Revenue  Code of 1986,  as amended (the
          "Code"), and it has qualified as a RIC for each taxable year since its inception  and  will  qualify  as a RIC as of the  Closing  Date,  and consummation  of the  transactions  contemplated  by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h)  Acquiring Trust is not under  jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

5.   Representations and Warranties by Acquired Fund.

     Acquired Fund represents and warrants to Acquiring Trust that:

     (a)  Acquired  Fund is a  corporation  incorporated  under  the laws of the
          State of  Maryland on  _____________,  1972,  and is validly  existing under the laws of that State.  Acquired Fund is duly registered  under the 1940 Act as a closed-end  management investment company and all of the Acquired  Fund Shares sold were sold in compliance in all material respects with applicable registration requirements of the 1933 Act.

     (b)  Acquired  Fund  is  authorized   to  issue   _______________   million
          (_________)  shares of common stock of Acquired Fund, par value $0.001
          per  share,   each   outstanding   share  of  which  is  fully   paid,
          non-assessable,  freely  transferable  and  has  full  voting  rights.
          Acquired Fund currently issues shares of one (1) class, and it has not designated any series of shares.

     (c)  The audited financial  statements  appearing in Acquired Fund's Annual
          Report to  Shareholders  for the fiscal year ended  December 31, 2005, audited by Ernst & Young,  LLP, a copy of which has been  delivered to
          Acquiring  Trust,  fairly  present the financial  position of Acquired
          Fund as of the  respective  dates  indicated  and the  results  of its operations  for the periods  indicated in  conformity  with  generally accepted accounting principles applied on a consistent basis.

     (d)  The books and  records  of  Acquired  Fund  accurately  summarize  the accounting  data  represented  and contain no material  omissions with respect to the business and operations of Acquired Fund.

     (e)  Acquired  Fund has the  necessary  power and  authority to conduct its business as such business is now being conducted.

     (f)  Acquired  Fund is not a party to or obligated  under any  provision of its Articles of Incorporation, as amended or supplemented from time to time, or its Bylaws  (together,  as each has been amended to date, the
          "Acquired  Fund  Corporate  Documents"),  or any contract or any other commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or  performance  under this
          Plan.

     (g)  Acquired  Fund has elected to be treated as a RIC for  federal  income tax  purposes  under Part I of  Subchapter  M of the Code,  and it has qualified as a RIC for each taxable year since its  inception and will qualify  as a RIC as of the  Closing  Date,  and  consummation  of the transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h)  Acquired  Fund is not under  jurisdiction  of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

6.   Representations and  Warranties by  Acquired Fund and  Acquiring Trust, on
     Behalf of Acquiring Fund.

     Acquired  Fund and  Acquiring  Trust,  on behalf of  Acquiring  Fund,  each represents and warrants to the other that:

     (a)  The  statement of assets and  liabilities  to be furnished by it as of
          4:00  p.m.  Eastern  time on the  Closing  Date,  for the  purpose  of determining  the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan, will  accurately  reflect its Net Assets in the case of Acquired  Fund and its net assets in the case of Acquiring
          Fund and the  outstanding  Acquired  Fund  Shares and  Acquiring  Fund
          Shares,  respectively,  as of such date, in conformity  with generally accepted accounting principles applied on a consistent basis.

     (b)  At the Closing,  it will have good and marketable  title to all of the securities  and other  assets  shown on the  statement  of assets  and liabilities  referred to in (a) above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such  imperfections of title or encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c)  Except  as  has  been  previously   disclosed  in  the  Acquired  Fund
          Disclosure  Documents  or  in  Acquiring  Fund's  currently  effective prospectus,  there is no material suit,  judicial action,  or legal or administrative  proceeding pending or threatened against Acquired Fund or Acquiring Fund, respectively.

     (d)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by it.

     (e)  The  execution,  delivery and  performance of this Plan have been duly authorized  by all  necessary  action  of the  Board  of  Trustees  of
          Acquiring  Trust (the  "Acquiring  Trust  Board") or the Acquired Fund
          Board,  respectively,  and this Plan  constitutes  a valid and binding obligation enforceable in accordance with its terms.

     (f)  It  anticipates  that the  consummation  of this  Plan  will not cause either  Acquired  Fund or  Acquiring  Fund to fail to  conform  to the requirements  of Subchapter M of the Code for federal income  taxation as a RIC at the end of its fiscal year.

     (g)  It has the  necessary  power and  authority to conduct its business as such business is now being conducted.

7.   Covenants of Acquired Fund and Acquiring Trust, on Behalf of Acquiring
     Fund.

     (a)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each covenants to operate its  respective  business as presently  conducted between the date hereof and the Closing.

     (b)  Acquired  Fund  undertakes  that it will not  acquire  Acquiring  Fund
          Shares for the purpose of making distributions thereof to anyone other than Acquired Fund's shareholders.

     (c)  Acquired Fund undertakes  that, if this Plan is  consummated,  it will dissolve its  corporate  existence,  file an  application  pursuant to
          Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company and take the necessary actions,  including making the necessary  filings,  to withdraw its shares from listing on those stock  exchanges on which  Acquired Fund Shares are listed as of the Closing Date.

     (d)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each agrees that, by the Closing,  all of its federal and other tax returns and  reports  required by law to be filed on or before such date shall have been filed,  and all federal and other taxes shown as due on said returns shall have either been paid or had adequate liability reserves created for the payment of such taxes.

     (e)  At the Closing,  Acquired Fund will provide  Acquiring Trust a copy of the shareholder ledger accounts, certified by Acquired Fund's transfer agent or its  President or a Vice  President to the best of its or his or her knowledge and belief, for all of

                                      A-4

          the  shareholders  of record of  Acquired  Fund Shares as of 4:00 p.m.
          Eastern  time on the Closing  Date who are to become  shareholders  of
          Acquiring  Fund as a result  of the  transfer  of  assets  that is the subject of this Plan.

     (f)  Acquired  Fund  agrees to mail to each of its  shareholders  of record entitled to vote at the meeting of its shareholders at which action on this Plan is to be  considered,  in  sufficient  time to  comply  with requirements  as to notice  thereof,  a combined  Prospectus and Proxy
          Statement  that complies in all material  respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as
          amended,  and  Section  20(a)  of the  1940  Act,  and the  rules  and regulations, respectively, thereunder.

     (g)  Acquiring Trust, on behalf of Acquiring Fund, will file with the SEC a registration  statement  on Form N-14 under the 1933 Act  relating  to
          Acquiring Fund Shares  issuable  hereunder (the  "Acquiring  Fund N-14
          Registration  Statement"),  and will use its best  efforts  to provide that the Acquiring Fund N-14 Registration  Statement becomes effective as promptly as is practicable.  At the time it becomes effective,  the
          Acquiring  Fund N-14  Registration  Statement  will (i)  comply in all material respects with the applicable  provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required  to be stated  therein or  necessary  to make the  statements
          therein  not   misleading.   At  the  time  the  Acquiring  Fund  N-14
          Registration  Statement  becomes  effective,  at the time of  Acquired
          Fund's shareholders' meeting to consider this Plan, and at the Closing
          Date, the Prospectus and Statement of Additional  Information included in the Acquiring Fund N-14 Registration Statement will not contain any untrue  statement of a material  fact or omit to state a material fact necessary  to  make  the  statements  therein,  in  the  light  of the circumstances under which they were made, not misleading.

     (h)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each agrees that, before the Closing,  it will deliver to the other party a copy of the  resolutions,  adopted  and  approved  by the  appropriate action of its Board,  certified by its President,  a Vice President or
          an   equivalent   officer  of  Acquired   Fund  or  Acquiring   Trust,
          respectively,  approving  the  imposition  by Acquiring  Trust of a 2%
          redemption  fee on those  Acquiring  Fund Shares issued as part of the
          Reorganization  pursuant to this Plan to Acquired Fund shareholders in exchange for their Acquired Fund Shares that are redeemed or exchanged out of Acquiring Fund within three (3) months after the Closing Date.

8.   Conditions Precedent to be Fulfilled by Acquired Fund and Acquiring Trust,
     on Behalf of Acquiring Fund.

     The  consummation  of this Plan hereunder shall be subject to the following respective conditions:

     (a)  That:  (i) all the  representations  and warranties of the other party contained  herein shall be true and correct as of the Closing with the same  effect as  though  made as of and at such  date;  (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing;  and (iii) the other party shall have delivered to such party a certificate signed by its President,  a
          Vice President or an equivalent officer to the foregoing effect.

     (b)  That each party shall have  delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action  of the  Acquired  Fund  Board or  Acquiring  Trust  Board,  as
          appropriate,  certified  by  its  President,  a Vice  President  or an equivalent officer of Acquired Fund or Acquiring Trust, respectively.

     (c)  That the SEC shall not have issued an  unfavorable  management  report under  Section  25(b) of the 1940 Act or  instituted  or threatened to institute any proceeding  seeking to enjoin  consummation  of the Plan under  Section 25(c) of the 1940 Act.  And,  further,  no other legal, administrative  or other  proceeding  shall  have been  instituted  or threatened  that would  materially  affect the financial  condition of either party or would prohibit the transactions contemplated hereby.

     (d)  That this Plan and the Reorganization  contemplated  hereby shall have
          been   adopted  and  approved  by  the   appropriate   action  of  the
          shareholders  of Acquired Fund at an annual or special  meeting or any adjournment thereof.

     (e)  That a  distribution  or  distributions  shall have been  declared for
          Acquired  Fund  prior to the  Closing  Date  that,  together  with all previous  distributions,  shall have the effect of distributing to its shareholders  (i) all of its  ordinary  income and all of its  capital gain net  income,  if any,  for the period  from the close of its last fiscal year to 4:00 p.m.  Eastern time on the Closing  Date;  and (ii)
          any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution.  Capital gain net income has the meaning given such term by Section  1222(a) of the Code.

     (f)  That there shall be delivered to Acquired Fund and Acquiring  Trust an opinion from  Stradley  Ronon  Stevens &  Young,  LLP,  counsel to
          Acquired Fund and Acquiring  Trust,  to the effect that,  provided the acquisition contemplated hereby is

                                      A-5

          carried out in accordance  with this Plan and the laws of the State of
          Maryland and the State of Delaware, and based upon certificates of the officers of Acquired Fund and  Acquiring  Trust with regard to matters of fact:

          (1)  The acquisition by Acquiring  Trust, on behalf of Acquiring Fund, of substantially  all the assets of Acquired Fund as provided for herein in exchange  for  Acquiring  Fund  Shares  followed by the distribution  by Acquired Fund to its  shareholders  of Acquiring
               Fund Shares in complete liquidation of Acquired Fund will qualify as a  reorganization  within the meaning of Section  368(a)(1) of the Code,  and Acquired  Fund and Acquiring  Trust,  on behalf of
               Acquiring  Fund,  will  each be a "party  to the  reorganization"
               within the meaning of Section 368(b) of the Code;

          (2)  No gain or loss  will be  recognized  by  Acquired  Fund upon the transfer of substantially  all of its assets to Acquiring Fund in exchange  solely for voting  shares of Acquiring  Fund  (Sections
               361(a) and 357(a) of the Code);

          (3)  No gain or loss will be  recognized  by  Acquiring  Fund upon the receipt of  substantially  all of the assets of Acquired  Fund in exchange  solely for voting  shares of  Acquiring  Fund  (Section
               1032(a) of the Code);

          (4)  No gain or loss  will be  recognized  by  Acquired  Fund upon the distribution  of  Acquiring  Fund Shares to its  shareholders  in liquidation  of Acquired Fund (in pursuance of the Plan) (Section
               361(c)(1) of the Code);

          (5)  The basis of the assets of Acquired  Fund  received by  Acquiring
               Fund  will be the same as the basis of such  assets  to  Acquired
               Fund immediately prior to the  Reorganization  (Section 362(b) of the Code);

          (6)  The  holding  period of the assets of Acquired  Fund  received by
               Acquiring  Fund will include the period  during which such assets were held by Acquired Fund (Section 1223(2) of the Code);

          (7)  No  gain  or  loss  will be  recognized  to the  shareholders  of
               Acquired  Fund upon the exchange of their shares in Acquired Fund for voting shares of Acquiring Fund,  including fractional shares to which they may be entitled (Section 354(a) of the Code);

          (8)  The basis of Acquiring Fund Shares  received by the  shareholders of Acquired  Fund shall be the same as the basis of the  Acquired
               Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

          (9)  The  holding  period  of  Acquiring   Fund  Shares   received  by
               shareholders  of Acquired Fund  (including  fractional  shares to which they may be entitled)  will  include the holding  period of the  Acquired  Fund  Shares  surrendered  in  exchange  therefor, provided  that the  Acquired  Fund  Shares were held as a capital asset on the effective date of the exchange  (Section  1223(1) of the Code); and

          (10) Acquiring  Fund will  succeed to and take into  account as of the date of the transfer (as defined in Section  1.381(b)-1(b) of the regulations  issued  by the  United  States  Treasury  ("Treasury
               Regulations"))  the items of Acquired  Fund  described in Section
               381(c) of the Code,  subject to the  conditions  and  limitations specified in Sections  381,  382, 383 and 384 of the Code and the
               Treasury Regulations.

     (g)  That there shall be delivered  to  Acquiring  Trust an opinion in form and substance  satisfactory to it from Stradley Ronon Stevens & Young,
          LLP,  counsel to Acquired  Fund,  to the effect  that,  subject in all respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance  and other  laws now or  hereafter affecting generally the enforcement of creditors' rights:

          (1)  Acquired Fund is a corporation incorporated under the laws of the
               State  of  Maryland  on  ____________,  1972,  and  is a  validly existing  corporation and in good standing under the laws of that state;

          (2)  Acquired  Fund  is  authorized  to  issue  ____________   million
               (____________)  shares of common  stock,  par  value  $0.001  per share. Acquired Fund currently issues shares of one (1) class and it has not  designated  any series of shares.  Assuming  that the initial  shares of common  stock of Acquired  Fund were issued in accordance  with  the 1940 Act and the  Acquired  Fund  Corporate
               Documents, and that all other outstanding shares of Acquired Fund were sold,  issued  and paid for in  compliance  in all  material respects with  applicable  registration  requirements of the 1933
               Act, each such outstanding  share is fully paid,  non-assessable, freely transferable and has full voting rights in accordance with the terms of the Acquired Fund Corporate Documents;

                                      A-6

          (3)  Acquired  Fund  is  a  closed-end   investment   company  of  the
               management type registered as such under the 1940 Act;

          (4)  Except as disclosed in the Acquired  Fund  Disclosure  Documents, such counsel does not know of any material suit,  action or legal
               or  administrative   proceeding  pending  or  threatened  against
               Acquired Fund, the unfavorable  outcome of which would materially and adversely affect Acquired Fund;

          (5)  All  corporate  actions  required to be taken by Acquired Fund to authorize this Plan and to effect the Reorganization contemplated hereby have been duly  authorized by all necessary  action on the part of Acquired Fund; and

          (6)  The  execution,  delivery or performance of this Plan by Acquired
               Fund  will  not  violate  any  provision  of  the  Acquired  Fund
               Corporate Documents,  or the provisions of any agreement or other instrument  known to such  counsel  to which  Acquired  Fund is a party or by which Acquired Fund is otherwise bound;  this Plan is the legal,  valid and binding  obligation of Acquired Fund and is enforceable against Acquired Fund in accordance with its terms.

          In giving the opinions set forth above, this counsel may state that it is relying on  certificates  of the  officers  of  Acquired  Fund with regard to matters of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of Acquired Fund.

     (h)  That there shall be delivered to Acquired  Fund an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel  to  Acquiring  Trust,  to the  effect  that,  subject  in all respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance  and other  laws now or  hereafter affecting generally the enforcement of creditors' rights:

          (1)  Acquiring Trust is a statutory trust formed under the laws of the
               State  of  Delaware  on  ______________,  1998  and is a  validly existing  statutory  trust and in good standing under the laws of that State;

          (2)  Acquiring  Trust is  authorized  to issue an unlimited  number of shares of  beneficial  interest of  Acquiring  Fund,  without par value.  Shares  of  beneficial  interest  of  Acquiring  Fund are further  divided into five classes of shares,  of which Acquiring
               Fund  Shares  is  one,  and an  unlimited  number  of  shares  of beneficial  interest,  without par value,  has been allocated and designated  to Acquiring  Fund Shares.  Assuming that the initial
               Acquiring  Fund  Shares of  beneficial  interest  were  issued in accordance  in all  material  respects  with the 1940 Act and the
               Acquiring Trust Documents,  and that all other outstanding shares of Acquiring Fund were sold, issued and paid for in accordance in
               all  material   respects  with  the  terms  of  Acquiring  Fund's
               prospectus  in  effect  at the  time of  such  sales,  each  such
               outstanding   share  is  fully   paid,   non-assessable,   freely
               transferable  and has full voting rights in  accordance  with the terms of the Acquiring Trust Documents;

          (3)  Acquiring  Trust  is  an  open-end   investment  company  of  the
               management type registered as such under the 1940 Act;

          (4)  Except as  disclosed  in  Acquiring  Fund's  currently  effective prospectus,  such  counsel  does not know of any  material  suit,
               action  or  legal  or   administrative   proceeding   pending  or
               threatened  against  Acquiring Trust, the unfavorable  outcome of which would materially and adversely affect Acquiring Fund;

          (5)  Acquiring Fund Shares to be issued  pursuant to the terms of this
               Plan have been duly  authorized and, when issued and delivered as provided in this Plan,  will have been  validly  issued and fully paid and will be non-assessable by Acquiring Trust;

          (6)  All trust  actions  required  to be taken by  Acquiring  Trust to authorize this Plan and to effect the Reorganization contemplated hereby have been duly  authorized by all necessary  action on the part of Acquiring Trust;

          (7)  The execution,  delivery or performance of this Plan by Acquiring
               Trust,  on  behalf  of  Acquiring  Fund,  will  not  violate  any provision of the Acquiring Trust Documents,  or the provisions of any agreement or other  instrument known to such counsel to which
               Acquiring  Trust,  on behalf of Acquiring  Fund, is a party or by which Acquiring  Trust, on behalf of Acquiring Fund, is otherwise bound;  this Plan is the legal,  valid and binding  obligation of
               Acquiring  Trust, on behalf of Acquiring Fund, and is enforceable
               against   Acquiring  Trust,  on  behalf  of  Acquiring  Fund,  in
               accordance with its terms; and

                                      A-7

          (8)  The Acquiring Fund N-14 Registration  Statement has been declared or, by operation  of rule,  has become  effective  under the 1933
               Act, and, to the best  knowledge of such  counsel,  no stop order suspending the effectiveness of such  Registration  Statement has been  issued,  and no  proceedings  for such  purpose  have  been instituted  or are pending  before or threatened by the SEC under the 1933 Act,  and nothing has come to counsel's  attention  that causes it to believe that,  at the time the  Acquiring  Fund N-14
               Registration Statement became effective,  or at the Closing, such
               Registration  Statement (except for the financial  statements and other  financial and  statistical  data included  therein,  as to which counsel need not express an opinion),  contained any untrue statement of a material  fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not  misleading;  and such  counsel  knows of no legal or government  proceedings required to be described in the Acquiring
               Fund N-14 Registration  Statement, or of any contract or document of a character  required to be  described in the  Acquiring  Fund
               N-14 Registration Statement that is not described as required.

          In giving the opinions set forth above, this counsel may state that it is relying on  certificates  of the officers of  Acquiring  Trust with regard to matters of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of Acquiring Trust.

     (i)  That  Acquired  Fund  shall  have  received  a  certificate  from  the
          President or a Vice  President of Acquiring  Trust to the effect that, to the best  knowledge  and  belief of such  officer,  the  statements contained in the Acquiring Fund N-14  Registration  Statement,  at the
          time the Acquiring Fund N-14 Registration  Statement became effective, at the date of the signing of this Plan,  and at the Closing,  did not contain  any untrue  statement  of a material  fact or omit to state a material fact  required to be stated  therein or necessary to make the statements therein not misleading.

     (j)  That the Acquiring  Fund N-14  Registration  Statement with respect to
          Acquiring Fund Shares to be delivered to Acquired Fund's  shareholders in accordance with this Plan shall have become effective,  and no stop
          order  suspending  the   effectiveness  of  the  Acquiring  Fund  N-14
          Registration  Statement or any amendment or supplement thereto,  shall have been issued  prior to the  Closing  Date or shall be in effect at
          Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k)  That Acquiring Fund Shares to be delivered hereunder shall be eligible for sale  with  each  state  commission  or  agency  with  which  such eligibility  is  required  in order to permit  Acquiring  Fund  Shares lawfully to be delivered to each holder of Acquired Fund Shares.

     (l)  That, at the Closing,  there shall be transferred to Acquiring  Trust, on behalf of Acquiring  Fund,  aggregate  Net Assets of Acquired  Fund comprising  at least 90% in fair market  value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

     (m)  That there be delivered to Acquiring Trust information  concerning the tax basis of Acquired Fund in all securities  transferred to Acquiring
          Trust,  on  behalf  of  Acquiring  Fund,   together  with  shareholder
          information including the names, addresses and taxpayer identification numbers of the  shareholders  of Acquired Fund as of the Closing Date,
          the  number  of  shares  held  by  each   shareholder,   the  dividend
          reinvestment elections applicable to each shareholder,  and the backup withholding and nonresident alien withholding certifications,  notices
          or  records  on  file  with   Acquired   Fund  with  respect  to  each
          shareholder.

     (n)  That all consents of other parties, and all other consents, orders and permits of federal,  state and local regulatory authorities (including those  of the  SEC  and of  state  Blue  Sky  securities  authorities, including any necessary "no-action" positions or exemptive orders from such federal and state  authorities),  required to permit consummation of the  Reorganization  contemplated  hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not  involve a risk of a  material  adverse  effect  on the  assets or properties of Acquired Fund or Acquiring Fund.

9.   Fees and Expenses; Indemnification of Acquired Fund Directors.

     (a)  Acquired Fund and Acquiring  Trust,  on behalf of Acquiring Fund, each represents  and  warrants  to the  other  that  there are no broker or finders'  fees  payable  by it in  connection  with  the  transactions provided for herein.

     (b)  The expenses of entering into and carrying out the  provisions of this
          Plan shall be borne  one-third each by Acquiring  Fund,  Acquired Fund and DMC; provided,  however, that DMC shall bear an additional $20,000 of Acquiring Fund's Reorganization-related expenses.

                                      A-8

     (c)  DMC will,  at its  expense,  maintain  in full  force and effect for a period  of at least  three  years  from the  Closing  Date one or more directors  and  officers  errors  and  omissions  liability  insurance
          policies   ("D&O/E&O   insurance   policies")   which  provide
          liability  insurance  coverage to all of the then current Directors of the  Acquired  Fund on the Closing Date in an amount at least equal to
          $3,000,000.

     (d)  DMC shall  indemnify each person serving as a Director of the Acquired
          Fund on the Closing Date to the fullest extent  consistent  with state law and the 1940 Act. Without  limitation of the foregoing,  DMC shall indemnify  each such person who was or is a party or is  threatened to be made a party to any  proceedings,  by  reason  of  alleged  acts or omissions  within the scope of his or her service as a Director of the
          Acquired Fund, against judgments,  fines,  penalties,  settlements and reasonable expenses (including attorneys' fees and any amount relating to a settlement)  actually  incurred by him or her in connection  with such  proceeding to the maximum extent  consistent  with state law and the 1940 Act.

10.  Termination; Postponement; Waiver; Order.

     (a)  Anything contained in this Plan to the contrary notwithstanding,  this
          Plan may be terminated  and the  Reorganization  abandoned at any time
          (whether  before or after  approval  thereof  by the  shareholders  of
          Acquired  Fund) prior to the Closing,  or the Closing may be postponed as follows:

          (1)  by mutual consent of Acquired Fund and Acquiring Trust;

          (2)  by Acquiring  Trust if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

          (3)  by Acquired Fund if any condition of its obligations set forth in
               Section 8 has not been fulfilled or waived.

          An election by Acquired Fund or Acquiring Trust to terminate this Plan and to abandon the  Reorganization  shall be exercised by the Acquired
          Fund Board or the Acquiring Trust Board, respectively.

     (b)  If  the   transactions   contemplated  by  this  Plan  have  not  been
          consummated  by  December  31,  2006,  the  Plan  shall  automatically terminate  on that date,  unless a later date is agreed to by both the
          Acquired Fund Board and the Acquiring Trust Board.

     (c)  In the event of  termination  of this Plan pursuant to the  provisions hereof,  the Plan shall  become void and have no further  effect,  and neither  Acquired  Fund  nor  Acquiring  Trust,  nor  their  trustees, directors,  officers or agents or the shareholders of Acquired Fund or
          Acquiring Trust shall have any liability in respect of this Plan.

     (d)  At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is  entitled  to the  benefit thereof by action taken by the Acquiring  Trust Board or Acquired Fund
          Board,  as the case may be, if, in the  judgment of such  Board,  such action  or  waiver  will not have a  material  adverse  effect  on the benefits  intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

     (e)  The respective  representations and warranties contained in Sections 4
          through  6  hereof  shall  expire  with  and  be   terminated  by  the
          Reorganization, and neither Acquired Fund nor Acquiring Trust, nor any of their officers,  trustees,  directors, agents or shareholders shall have any liability with respect to such  representations or warranties after the  Closing.  This  provision  shall not protect  any  officer, trustee,  director, agent or shareholder of Acquired Fund or Acquiring
          Trust  against  any  liability  to the entity for which that  officer, trustee, director, agent or shareholder so acts or to its shareholders to which that officer,  trustee,  director, agent or shareholder would otherwise  be  subject by reason of  willful  misfeasance,  bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f)  If any order or orders of the SEC with  respect  to this Plan shall be issued prior to the Closing and shall  impose any terms or  conditions that are  determined  by action  of the  Acquired  Fund  Board and the
          Acquiring  Trust  Board to be  acceptable,  such terms and  conditions shall be binding  as if a part of this Plan  without  further  vote or approval of the  shareholders of Acquired Fund,  unless such terms and conditions  shall  result in a change in the method of  computing  the number of Acquiring Fund Shares to be issued to Acquired Fund in which event,  unless such terms and  conditions  shall have been included in the proxy  solicitation  material  furnished  to the  shareholders  of
          Acquired  Fund  prior  to  the  meeting  at  which  the   transactions
          contemplated  by this Plan shall have been  approved,  this Plan shall not be  consummated  and shall  terminate  unless  Acquired Fund shall promptly  call a special  meeting  of its  shareholders  at which such conditions so imposed shall be submitted for approval.

                                      A-9

11.  Entire Agreement and Amendments.

          This Plan embodies the entire agreement  between the parties and there are no agreements,  understandings,  restrictions or warranties relating to the  transactions  contemplated  by this Plan  other  than  those set forth herein or herein  provided  for.  This Plan may be  amended  only by mutual consent  of the  parties in  writing.  Neither  this Plan nor any  interest herein  may be  assigned  without  the prior  written  consent of the other parties.

12.  Counterparts.

          This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.  Notices.

     (a)  Any notice, report or demand required or permitted by any provision of this Plan shall be in  writing  and shall be deemed to have been given to Acquired Fund if delivered or mailed,  first class postage prepaid, addressed  to Lincoln  National  Income  Fund,  Inc.,  at One Commerce
          Square, Philadelphia, PA 19103, Attention: Secretary.

     (b)  Any notice, report or demand required or permitted by any provision of this Plan shall be in  writing  and shall be deemed to have been given to  Acquiring  Trust if  delivered  or  mailed,  first  class  postage prepaid,  addressed to Delaware  Group Income  Funds,  at One Commerce
          Square, Philadelphia, PA 19103, Attention: Secretary.

14.  Governing Law.

     This Plan shall be governed by and carried out in accordance  with the laws of the State of Delaware.

           [The remainder of this page was intentionally left blank.]

                                      A-10

     IN WITNESS WHEREOF,  Acquired Fund, Acquiring Trust, on behalf of Acquiring
Fund,  and DMC have each  caused  this Plan to be  executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                                LINCOLN NATIONAL INCOME
                                                FUND, INC.

Attest:__________________________               By:__________________________
           Name:                                        Name:
           Title:                                       Title:

                                                DELAWARE GROUP INCOME FUNDS,
                                                on behalf of Delaware
                                                Corporate Bond Fund

Attest:__________________________               By:__________________________
           Name:                                        Name:
           Title:                                       Title:

                                                DELAWARE MANAGEMENT
                                                COMPANY, a series of Delaware
                                                Management Business Trust

Attest:__________________________               By:__________________________
           Name:                                        Name:
           Title:                                       Title:

                                      A-11

                                    EXHIBIT B

Prospectus of Delaware  Corporate Bond Fund and Delaware  Extended Duration Bond
Fund - Class A, B, C & R, dated  November 28, 2005, as previously  filed via
EDGAR, is incorporated  herein by reference to the  Registrant's  Post-Effective
Amendment  No. 70 on Form N-1A  [Accession  No.  0000950116-05-003644]  filed on
November  28,  2005,  and will be mailed to all  shareholders  who request  this
Prospectus.

                                      B-1

                                    EXHIBIT C

The Annual Report to Shareholders of Delaware Corporate Bond Fund for the fiscal year ended July 31, 2005,  as previously  filed via EDGAR,  is  incorporated  by reference to the Registrant's N-CSR [Accession No.  0000950116-05-003160]  filed
October 7, 2005 and will be mailed to all  shareholders  requesting  this Annual
Report.

The Semi-Annual  Report to Shareholders of Delaware  Corporate Bond Fund for the
period ended January 31, 2006, as previously filed via EDGAR, is incorporated by reference to the Registrant's N-CSR [Accession No.  0001206774-06-000680]  filed
April 6, 2006 and will be mailed to all shareholders requesting this Semi-Annual
Report.

                                      C-1

                                    EXHIBIT D

                       OTHER INFORMATION ABOUT THE COMPANY

Investment Objective and Policies

     The Company's  investment objective is to provide increasing dollar amounts of income for distribution to its shareholders over the long term.

     Under normal  market  conditions,  the  Company's  investment  policy is to invest  at least  80% of its  total  assets  in  fixed  income  securities  with maturities  of one year or more,  that are publicly  traded or that are acquired through privately negotiated transactions.  Such fixed income securities include all types of debt  obligations as well as convertible  securities.  Up to 20% of the  Company's  total  assets may be  invested  in other  securities,  including preferred stocks, common stocks and money market instruments.

     The Company's  investment objective may not be changed without the approval of a majority of the  Company's  shareholders,  as defined in the 1940 Act.  The
Company's  investment  policies may be changed by its Board of Directors without shareholder approval.

     Set forth below is a general  description  of the various  fixed income and other securities in which the Company typically invests.

Fixed Income Securities with Maturities of One Year or More

     General.  Under normal market conditions,  the Company invests at least 80%
of its total assets in fixed income  securities  with  maturities of one year or more. These fixed income securities which may be acquired by the Company include all types of debt  obligations  having varying terms with respect to security or credit support, subordination, purchase price, interest payments and maturity of over one year. Such  obligations may include,  for example,  bonds,  debentures, notes,  mortgage- or other  asset-backed  instruments,  equipment lease or trust participation  certificates,  conditional sales contracts and obligations issued or  guaranteed  by  the  United  States  Government  or  any  of  its  political subdivisions,  agencies or  instrumentalities.  Mortgage-backed  securities  are securities  that directly or  indirectly  represent a  participation  in, or are secured and payable from, mortgage loans secured by real property.  Asset-backed
securities   have   structural   characteristics   similar  to   mortgage-backed
securities,  but have underlying assets, such as accounts  receivable,  that are not mortgage  loans or interests in mortgage  loans.  The Company will invest in mortgage-backed  securities and asset-backed  securities only to the extent such
investments   are   consistent   with  the   Company's   investment   objective.
Participation  certificates are issued by obligors to finance the acquisition of equipment  and  facilities  and may  represent  participations  in a  lease,  an installment  purchase  contract  or a  conditional  sales  contract.  Most  debt securities  in which the Company will invest will bear  interest at fixed rates.
However,  the Company  reserves the right to invest in fixed  income  securities that have  variable  rates of  interest  or  involve  equity  features,  such as contingent interest or participation based on revenues,  sales or profits (i.e., interest or other  payments,  often in addition to a fixed rate of return,  that are based on the borrower's attainment of specified levels of revenues, sales or profits  and thus enable the holder of the  security  to share in the  potential success of the venture).

     There is no minimum rating  requirement  applicable to the debt  securities which may be acquired by the Company.  The values of lower rated or unrated debt
(i.e.,  high yield)  securities,  commonly  referred to as "junk bonds," tend to reflect individual corporate  developments to a greater extent than higher rated securities,  which react  primarily  to  fluctuations  in the  general  level of interest  rates.  Moreover,  such debt  securities  will involve  generally more credit risk than  securities in the higher rating  categories and the issuer may default in the payment of interest or repayment of  principal as  scheduled.  An economic  downturn could severely affect the ability of highly leveraged issuers to service their debt  obligations or to repay their  obligations upon maturity.
In  addition,  the  secondary  market  for  high  yield  securities,   which  is
concentrated  in relatively  few markets,  may not be as liquid as the secondary market for more  highly  rated  securities.  The  Company  may incur  additional expenses  to the extent it is required  to seek  recovery  upon a default in the payment of principal or of interest on its portfolio  holdings,  and the Company may not be able to obtain  full  recovery  thereof.  Such lower rated or unrated debt securities held by the Company frequently will be subordinated to the prior payment  of  senior  indebtedness  and will be  traded  in  markets  that may be relatively less liquid than the market for higher rated securities.  The Company will  rely  on  DMC's  judgment,  analysis  and  experience  in  evaluating  the
creditworthiness   of  an  issue.  In  this  evaluation,   DMC  will  take  into
consideration,  among  other  things,  the  issuer's  financial  resources,  its sensitivity  to economic  conditions  and trends,  its  operating  history,  the quality of the issuer's management and regulatory matters.

                                      D-1

     Convertible  Securities.  The  Company  may also  invest  in  fixed  income securities that are convertible  securities.  A convertible  security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged  for, or may  otherwise  entitle the holder to purchase,  a prescribed amount of common  stock or any  equity  security  of the same or of a  different issuer  within a particular  period of time at a specified  price or formula.  A convertible  security entitles the holder to receive interest paid or accrued on debt or the dividend  paid on  preferred  stock until the  convertible  security matures or is redeemed,  converted or exchanged. Before conversion,  convertible securities have  characteristics  similar to non-convertible  debt securities in that they  ordinarily  provide a stable stream of income with  generally  higher yields than those of common stocks of the same or similar  issuers.  Convertible securities rank senior to common stock in a corporation's capital structure and, therefore generally entail less risk than the corporation's common stock.

     In selecting convertible securities for the Company, the following factors, among  others,  will be  considered  by DMC:  (1) DMC's own  evaluations  of the creditworthiness of the issuers of the securities;  (2) the interest or dividend income generated by the securities;  (3) the potential for capital  appreciation of the  securities  and the  underlying  common  stock;  (4) the  prices  of the securities  relative  to the  underlying  common  stock;  (5) the  prices of the securities relative to other comparable  securities;  (6) whether the securities are entitled to the benefits of sinking  funds or other  protective  conditions;
(7) diversification of the Company's portfolio as to issuers and industries; and
(8)  whether  the  securities  are rated by Moody's  and/or S&P and,  if so, the ratings assigned.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument.  If a  convertible  security  held  by the  Company  is  called  for redemption,  the  Company  will be  required  to permit the issuer to redeem the security,  convert  it into the  underlying  common  stock or sell it to a third party.  Any of these  actions  could  have an  adverse  effect on the  Company's ability to achieve its investment objective.

     As with other fixed  income  securities,  the market  value of  convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  The credit standing of the issuer and other factors  may also have an effect on the  value of a  convertible  security.  The unique feature of the  convertible  security is that, as the market price of the underlying  common  stock  declines,  a  convertible  security  tends  to  trade increasingly  in a  manner  similar  to a  fixed  income  security,  and may not experience  market value  declines to the same extent as the  underlying  common stock.  When the market  price of the  underlying  common  stock  approaches  or exceeds the conversion price, the price of a convertible  security  increasingly reflects  the value of the  underlying  common  stock and may rise  accordingly, although gains may be less for the convertible  security than for the underlying common stock. A convertible  security  generally will sell at a premium over its conversion value (i.e., the security's worth, at market value, if converted into the underlying  common stock)  determined by the extent to which investors place value on the right to acquire the  underlying  common  stock  while  holding the fixed income security.

     Securities  Acquired  in Direct  Placement  Transactions.  The  Company may
acquire fixed income securities through direct placement  transactions  ("direct placements")  without  limitation.  Accordingly,  at any time  direct  placement instruments  may represent a significant  component of the Company's  portfolio, although  in recent  years only a  relatively  small  portion  of the  Company's portfolio has been comprised of private placement investments.  Direct placement securities  frequently  have higher yields and restrictive  covenants  providing greater  protection  for  the  purchaser,  such  as  longer  call  or  refunding protection,  than ordinarily would be available with publicly offered securities of the same type.  Securities  acquired through direct  placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer's stock.  An issuer is often  willing to create  more  attractive  features in its securities  issued  privately,  because it has  avoided  the  expense  and delay involved in a public offering of its securities.  For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing.  An issuer  may wish to avoid  public  ownership  of its  securities  or it may need immediate  financing.  At  certain  times,  adverse  conditions  in  the  public securities markets may preclude a public offering of an issuer's securities.

     Securities obtained by means of direct placement, and other securities into which  they may be  converted  or which  may be  purchased  by the  exercise  of warrants or similar privileges acquired with such securities,  are generally not registered  under the  Securities  Act of 1933,  as amended,  and are  therefore subject to statutory or contractual  restrictions  which may result in delays on resale. They are, therefore, often referred to as "restricted securities."

     Other  Investments.  The Company  may invest up to 20% of its total  assets under  normal  market  conditions  in  securities  other than the types of fixed income  securities  with  maturities of one year or more described  above.  Such securities  include  common stocks and preferred  stocks of domestic and foreign corporations,  money market instruments,  including commercial paper of domestic and foreign  corporations,  certificates  of deposit and  bankers'  acceptances.
Eurodollar  instruments of foreign and domestic  banks,  United States  Treasury bills and other short-term obligations issued or guaranteed by the United States

                                      D-2

Government, its agencies or instrumentalities.  Up to 25% of the Company's total assets may be invested in fixed income securities of foreign issuers  (including
(i) debt obligations  issued or guaranteed by foreign  sovereign  governments or their  agencies or  instrumentalities  and (ii) debt  securities  and  preferred equity securities,  including debt securities with equity features,  of entities domiciled in or organized under the laws of foreign  countries).  Investments in securities of foreign issuers involve certain  additional  risks, such as future political and economic  development,  including  expropriation  and confiscatory taxation.  There may also be less publicly available information about a foreign issuer of securities than a domestic one and the  information  that is available is  typically  not  subject  to the  same  accounting,  auditing  and  financial reporting  standards.  There is no  investment  restriction  with respect to the liquidity of the Company's  portfolio  securities.  The relative  illiquidity of some  securities in the Company's  portfolio may adversely  affect the Company's ability to dispose of such  securities  in a timely  manner and at a fair price.
There are no investment  restrictions which require that the Company invest only in securities of a minimum credit quality.

     Foreign Securities.  The Company may invest up to 25% of its total assts in fixed income securities of foreign issuers. In making  investments,  DMC reviews social, political,  monetary and fiscal policies and trends, as well as interest rate trends in the foreign  markets.  In  addition,  DMC  monitors  and analyzes currency movements in particular markets. Finally, as with all investments,  DMC reviews the creditworthiness of the issuer.

     DMC has the authority to consider investments in fixed income securities of the government and its agencies and  instrumentalities or companies domiciled in any  country  that  DMC  deems  appropriate.  It  is  anticipated  that  foreign investments  will generally be made in foreign  markets that offer liquidity and stability.  However,  the Company may also make  investments  in  securities  of
entities  in  emerging  market   countries.   Emerging   market   countries  are
experiencing  improving  credit  conditions  as  those  countries  are  adopting political and economic  initiatives  which reduce debt levels and promote growth and  development.  These  countries have also generally  implemented a favorable export  orientation,  an emphasis of foreign  investment  and capital reform and reduction in bureaucracy and regulation.

     Hedging  Transactions.  In seeking to protect against the effect of changes in  currency  exchange  rates  that are  adverse to the  present or  prospective position of the Company, the Company employs certain risk management  practices, including forward currency  transactions and transactions in options and futures on foreign  currencies.  In particular,  the Company enters into forward foreign currency exchange contracts ("forward contracts"),  purchases and sells (writes)
future  contracts on foreign  currencies (or groups of  currencies)  and options thereon,  and  purchases  and sells  (writes)  put and call  options  on foreign currencies. Such hedging may involve certain risks, which are summarized below.

     Certain  provisions  of the  Internal  Revenue Code may limit the extent to which the  Company  may enter into  forward or  futures  contracts  or engage in options transactions. For instance, under the Internal Revenue Code, the Company must derive in each taxable year less than 30% of its gross income from the sale of securities held for less than three months.

     Foreign  Currency Hedging  Transactions.  In order to hedge against foreign currency  exchange  rate risks,  the Company  enters into forward  contracts and foreign currency futures contracts,  as well as purchases put or call options on foreign  currencies,  as  described  below.  The Company  will also  conduct its foreign currency exchange  transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     The Company  will enter into  forward  contracts to attempt to minimize the risk to the Company from adverse  changes in the  relationship  between the U.S.
dollar and foreign  currencies.  A forward contract is an obligation to purchase or sell a  specific  currency  for an  agreed  price at a future  date  which is individually  negotiated  and  privately  traded by  currency  traders and their customers.  The Company will enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security  denominated  in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition,  for example,  when the Company  believes that a foreign  currency may suffer a  substantial  decline  against  the U.S.  dollar,  it may enter  into a forward  contract to sell an amount of that foreign currency  approximating  the value of some or all of the Company's portfolio  securities  denominated in such foreign currency, or when the Company believes that the U.S. dollar may suffer a substantial  decline  against a foreign  currency,  it may enter  into a forward contract to buy that foreign  currency for a fixed  dollar  amount.  The Company could also hedge the position by entering into a forward contract on a different foreign  currency that is expected to perform  similarly to the foreign currency in which the portfolio security is denominated.  This second investment practice is generally  referred to as  "cross-hedging."  Because in  connection  with the
Company's  foreign  currency  forward  transactions  an amount of the  Company's assets equal to the amount of the purchase  will be held aside or  segregated to be used to pay for the  commitment,  the Company  will  always  have cash,  cash equivalents or high quality debt  securities  available  sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account  will be  marked-to-market  on daily basis.  In  addition,  DMC does not intend to enter into such forward  contracts  if, as a result,  the Company will have more than 35% of the value of its total assets committed to such contracts.
While these contracts

                                      D-3

are not  presently  regulated by the  Commodity  Futures
Trading  Commission,  forward contracts may limit potential gain from a positive change in the  relationship  between  the U.S.  dollar and  foreign  currencies.
Unanticipated   changes  in  currency   prices  may  result  in  poorer  overall
performance for the Company than if it had not engaged in such contracts.

     The  Company  may  purchase  and  write  put and call  options  on  foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As in the case with other kinds of options,  however, the  writing of an option on foreign  currency  will  constitute  only a partial hedge,  up to the  amount of the  premium  received,  and the  Company  could be required to purchase or sell  foreign  currencies  at  disadvantageous  exchange rates,  thereby incurring losses.  The purchase of an option on foreign currency may  constitute  an effective  hedge  against  fluctuations  in exchange  rates, although, in the event of rate movements adverse to the Company's position,  the
Company may forfeit the entire  amount of the premium plus  related  transaction costs.  Options on foreign  currencies to be written or purchased by the Company will be traded on U.S. and foreign exchanges or over-the-counter.

     The Company may enter into  exchange-traded  contracts  for the purchase or sale for future delivery of foreign  currencies  ("foreign  currency  futures").
This investment  technique will be used only to hedge against anticipated future changes in exchange rates which otherwise  might  adversely  affect the value of the Company's portfolio  securities or adversely affect the prices of securities that the Company  intends to purchase at a later  date.  The  successful  use of currency  futures  will  usually  depend on DMC's  ability to forecast  currency exchange rate movements  correctly.  Should exchange rates move in an unexpected manner,  the Company may not achieve the anticipated of foreign currency futures or may realize losses.

Distribution and Tax Information

     The  Company  is  qualified,  and  intends to  continue  to  qualify,  as a
"regulated  investment company" under Subchapter M of the Internal Revenue Code.
As a regulated  investment  company,  the Company will not be subject to federal income tax on the portion of its net  investment  income and net  capital  gains distributed to shareholders.

     Company  shareholders may elect to have their  distributions  automatically reinvested in additional shares of the Company by participating in the Company's
Automatic Dividend Reinvestment Plan. Shareholders who do not participate in the dividend reinvestment plan will receive all distributions in cash.

     In  general,  if you are a  taxable  investor,  Company  distributions  are taxable to you at either ordinary income or capital gains tax rate. This is true whether you reinvest your  distributions in additional  shares of the Company or receive them in cash. Every January, you will receive a statement that shows the tax status of  distributions  you received for the previous year.  Distributions that are declared in  December,  but paid in January are taxable as if they were paid in December.  For federal  income tax purposes,  Company  distributions  of short-term  capital  gains  are  taxable  to you  as  ordinary  income.  Company distributions of long-term capital gains are taxable to you as long-term capital gains no  matter  how long you have  owned  your  shares.  A  portion  of income dividends  designated by the Company may be qualified  dividend  income eligible for  taxation  by  individual  shareholders  at  long-term  capital  gain rates, provided certain holding period requirements are met.

     If you do not provide the Company with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

     Sales of  shares of the  Company  may  result  in gains or  losses  for tax purposes to the extent of the  difference  between the proceeds  from the shares relinquished and the shareholder's adjusted tax basis for such shares.

     Company distributions and gains from the sale of your shares generally will be subject to federal, state and local taxes. Non-U.S.  investors may be subject to U.S.  withholding  and/or estate tax, and will be subject to special U.S. tax certification  requirements.  Shareholders are advised to consult with their tax advisers about the federal,  state,  local or foreign tax  consequences of their investment in the Company.

                                      D-4

                                  [PROXY CARD]

-------------------------- --------------------------- ------------------------
To vote by Telephone       To vote by Internet         To vote by Mail
1)   Read the Proxy        1)  Read the Proxy          1) Read the
     Statement/Prospectus      Statement/Prospectus       Proxy
     and have the Proxy        and have the Proxy card    Statement/Prospectus.
     card at hand.             at hand.                2) Check the
2)   Call                  2)  Go to                      appropriate box on
     1-888-221-0697.           www.proxyweb.com           the reverse side.
3)   Follow the            3)  Follow the on-line      3) Sign, date
     recorded                  instructions.              and return the
     instructions.                                        Proxy card in the
                                                          envelope
                                                          provided.
-------------------------- --------------------------- ------------------------
If you vote by Telephone or Internet, please do not return your Proxy card.

999 999 999 999 99

                                  SPECIAL MEETING OF SHAREHOLDERS - JUNE 1, 2006
                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

LINCOLN NATIONAL INCOME FUND, INC. (the "Fund")
The undersigned, revoking previous proxies, hereby appoints Patrick P. Coyne and
David F. Connor,  or either of them, with the right of substitution,  proxies of the undersigned at the Special Meeting of Shareholders of the Fund to be held at the offices of Delaware Investments,  Two Commerce Square, 2nd Floor Auditorium,
2001 Market  Street,  Philadelphia,  PA on Thursday,  June 1, 2006 at 10:00 a.m.
(EDT), or at any postponement or adjournment thereof,  with all the powers which the undersigned would possess if personally present,  and instructs them to vote upon  any  matters  which  may  properly  be  acted  upon  at this  meeting  and specifically as indicated on the reverse side of this form.  Please refer to the
Proxy Statement/Prospectus for a discussion of each of these matters.

BY SIGNING  THIS CARD,  YOU  AUTHORIZE  THE  PROXIES TO VOTE  PROPOSAL  NO. 1 AS
MARKED,  OR IF NOT  MARKED,  TO VOTE  "FOR"  PROPOSAL  NO.  1, AND TO USE  THEIR
DISCRETION  TO VOTE ON ANY  OTHER  MATTER  THAT MAY  PROPERLY  COME  BEFORE  THE
MEETING,  OR AT ANY POSTPONEMENT OR ADJOURNMENT  THEREOF.  PLEASE SIGN, DATE AND
MAIL THIS CARD AT ONCE IN THE ENCLOSED ENVELOPE.

                                               Date _____________________, 2006

                    ------------------------------------------------------------
                    /                                                          /
                    /                                                          /
                    /                                                          /
                    ------------------------------------------------------------

                    Signature(s)  (Joint  Owners)  (PLEASE SIGN WITHIN BOX)
                    THIS  PROXY CARD IS ONLY  VALID  WHEN  SIGNED.  TO AVOID THE
                    ADDITIONAL  EXPENSE  TO THE  FUND OR  FURTHER  SOLICITATION,
                    PLEASE DATE AND SIGN  NAME(S)  ABOVE AS PRINTED ON THIS CARD
                    TO AUTHORIZE THE VOTING OF YOUR SHARES AS INDICATED. PERSONS
                    SIGNING  AS  EXECUTOR,   ADMINISTRATOR,   TRUSTEE  OR  OTHER
                    REPRESENTATAIVE SHOULD GIVE FULL TITLE AS SUCH.

                                                                Del Lin Nat - DH

                    Please fill in box(es) as shown using black or blue ink. |X|

THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS A VOTE "FOR" PROPOSAL NO. 1.

                                                               FOR    AGAINST   ABSTAIN

                                                               |_|     |_|        |_|

1.   To  approve  the  Agreement  and  Plan  of  Acquisition
     between the Fund and Delaware  Group Income  Funds,  on
     behalf of Delaware Corporate Bond Fund ("Corporate Bond
     Fund"),  which  provides  for: (i) the  acquisition  by
     Corporate Bond Fund of substantially  all of the assets
     of the Fund in  exchange  solely  for Class A shares of
     Corporate Bond Fund; (ii) the pro rata  distribution of
     Class  A  shares   of   Corporate   Bond  Fund  to  the
     shareholders of the Fund; and (iii) the liquidation and
     dissolution of the Fund.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.

                                                                Del Lin Nat - DH

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE CORPORATE BOND FUND
                                   a series of
                           DELAWARE GROUP INCOME FUNDS

                               Dated April 21, 2006

                                 Acquisition of
                       Substantially all of the Assets of
                       LINCOLN NATIONAL INCOME FUND, INC.

                  By and in exchange for Class A shares of the
                          DELAWARE CORPORATE BOND FUND,
                     a series of Delaware Group Income Funds

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed  exchange of  substantially  all of the assets of Lincoln  National
Income Fund, Inc. for Class A shares of Delaware Corporate Bond Fund.

     This SAI consists of this Cover Page and the following  documents,  each of which is attached or incorporated by reference to, and is legally  considered to be a part of, this SAI:

     1.   The SAI of  Delaware  Group  Income  Funds,  for its  series  Delaware
          Corporate  Bond Fund,  Delaware  Delchester  Fund,  Delaware  Extended
          Duration Bond Fund and Delaware High Yield  Opportunities Fund - Class
          A, B,  C, R and  Institutional  Class  dated  November  28,  2005,  as previously filed via EDGAR, is incorporated herein by reference to the
          Registrant's  Post-Effective  Amendment No. 70 on Form N-1A [Accession
          No.  0000950116-05-003644]  filed on November  28,  2005,  and will be mailed to all shareholders who request this SAI.

     2.   The Annual Report to Shareholders of Delaware  Corporate Bond Fund for
          the fiscal year ended July 31, 2005, as previously filed via EDGAR, is incorporated  by reference to the  Registrant's  N-CSR  [Accession No.
          0000950116-05-003160] filed October 7, 2005 and the Semi-Annual Report to Shareholders  of Delaware  Corporate Bond Fund for the period ended
          January 31, 2006, as previously  filed via EDGAR,  is  incorporated by
          reference    to    the     Registrant's     N-CSR    [Accession    No.
          0001206774-06-000680]  filed  April  6,  2006  will be  mailed  to all shareholders requesting these Shareholder Reports.

     3.   Pro Forma Combining  Financial  Statements for the  Reorganization  of
          Lincoln  National Income Fund, Inc. into Delaware  Corporate Bond Fund
          (attached to this SAI).

     This SAI is not a Prospectus;  you should read this SAI in conjunction with
the  Proxy   Statement/Prospectus   dated  April  21,   2006   relating  to  the
above-referenced   transaction.   You  can   request   a  copy   of  the   Proxy
Statement/Prospectus  by  calling  1-800-523-1918  or  by  writing  to  Delaware
Corporate Bond Fund,  Account  Services,  2005 Market Street,  Philadelphia,  PA
19103.
--------------------------------------------------------------------------------

Delaware Corporate Bond Fund
PRO FORMA COMBINED
Portfolio of Investments(A)
As of January 31, 2006
(Unaudited)

                                                                % of Net                        Delaware Corporate Bond Fund
                                                                 Assets                   Par/Shares(degree)   Market Value (US$)
                                                              -------------

Agency Collateralized Mortgage Obligations                           0.60%
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24                           USD                   $0                     $0
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                                    574,859                562,922
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                           705,000                701,178
Freddie Mac Series 2890 PC 5.00% 7/15/30                                                     1,095,000              1,069,493
GNMA Series 2003-5 B 4.486% 10/16/25                                                           250,000                244,016
                                                                                                       -----------------------
Total Agency Collateralized Mortgage Obligations                                                                    2,577,609
                                                                                                       -----------------------

Agency Mortgage-Backed Securities                                    0.04%
Fannie Mae S.F. 30 yr TBA 7.00% 2/15/36                                                              0                      0
                                                                                                       -----------------------
Total Agency Mortgage-Backed Securities                                                                                     0
                                                                                                       -----------------------

=@Collateralized Bond Obligations                                    0.60%
#Alliance Capital Funding CBO Series  ACF 1 A3 144A 5.84% 2/15/10                              125,695                125,695
Golden Tree High Yield Opportunities Series 1 C1 9.404% 10/31/07                               320,000                322,971
#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                              805,831                813,386
#Magnetite Asset Investor CDO Series 3 C1 144A 8.786% 1/31/08                                  500,000                506,541
#Putnam CBO II Limited 144A 6.875% 11/8/09                                                     182,057                183,877
o#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                       337,848                338,534
#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                 500,000                507,450
                                                                                                       -----------------------
Total Collateralized Bond Obligations                                                                               2,798,454
                                                                                                       -----------------------

Commercial Mortgage-Backed Securities                                2.45%
Banc of America Commercial Mortgage Securities Series 2005-1 A3
   4.877% 11/10/42                                                                             430,000                425,499
oBanc of America Commercial Mortgage Securities Series 2005-2 A5
   4.857% 7/10/43                                                                              475,000                460,692
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E
   144A 5.064% 5/14/16                                                                         855,000                854,266
oøCommercial Mortgage Pass Through Certificates Series 2005-C6
   A5A 5.116% 6/10/44                                                                          710,000                701,938
General Electric Capital Commercial Mortgage Trust Series 2005-C2
   A2 4.706% 5/10/43                                                                           440,000                432,478
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                         200,000                194,340
Greenwich Capital Commercial Funding Series 2005-GG5 A2 5.117% 4/10/37                       1,800,000              1,797,889
JPMorgan Chase Commercial Mortgage Securities Series 2002-C2
   A2 5.05% 12/12/34                                                                           620,000                613,800
oJPMorgan Chase Commercial Mortgage Securities Series
   2005-CB11 A4 5.335% 8/12/37                                                               2,770,000              2,774,300
LB-UBS Commercial Mortgage Trust Series 2006-C1A A2 5.084% 2/15/31                             440,000                438,763
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34                            130,000                125,867
Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38                                 820,000                812,569
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                   615,000                593,202
                                                                                                       -----------------------
Total Commercial Mortgage-Backed Securities                                                                        10,225,603
                                                                                                       -----------------------

Corporate Bonds                                                     80.01%
Banking                                                              6.44%
o#Banco Santander 144A 4.81% 12/9/09                                                           730,000                727,847
oBarclays Bank 6.278% 12/29/49                                                               1,300,000              1,295,938
BB&T Capital Trust I 5.85% 8/18/35                                                           1,655,000              1,636,363
o#BNP Paribas 144A 5.186% 6/29/49                                                            1,240,000              1,193,671
Citigroup
   5.875% 2/22/33                                                                              560,000                572,242
   6.625% 6/15/32                                                                              330,000                369,650
#Corestates Capital I Trust I 144A 8.00% 12/15/26                                              505,000                533,949
Deustche Bank 8.00% 9/29/06                                                   ISK           40,300,000                640,725
Fifth Third Bank 4.75% 2/1/15                                                 USD            1,675,000              1,613,799
Frost National Bank 6.875% 8/1/11                                                              225,000                240,932
o#HBOS 144A 5.92% 9/29/49                                                                    1,100,000              1,101,382
#ICICI Bank 144A 5.75% 11/16/10                                                              2,255,000              2,265,621
#Mizuho Financial Group 144A 5.79% 4/15/14                                                   1,205,000              1,236,096
Popular North America 4.25% 4/1/08                                                             650,000                636,996
Popular North America Capital Trust I 6.564% 9/15/34                                         1,350,000              1,359,106
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                            1,410,000              1,387,353
oRBS Capital Trust I 4.709% 12/29/49                                                           525,000                496,186
o#Skandinaviska Enskilda 144A 8.125% 9/29/49                                                   550,000                560,397
#Sovereign Bancorp 144A 4.80% 9/1/10                                                         1,990,000              1,944,497
o#Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                1,610,000              1,600,617
o#United Overseas Bank 144A 5.375% 9/3/19                                                      945,000                931,944
oWachovia Capital Trust III 5.80% 8/29/49                                                    3,280,000              3,290,242
Western Financial 9.625% 5/15/12                                                             1,120,000              1,260,000
Wilmington Trust 4.875% 4/15/13                                                                      0                      0
                                                                                                       -----------------------
                                                                                                                   26,895,553
                                                                                                       -----------------------

Basic Industry                                                       5.80%
Abitibi-Consolidated
   6.95% 12/15/06                                                                              467,000                472,838
   7.875% 8/1/09                                                                             1,025,000              1,004,500
Alcan 5.75% 6/1/35                                                                             625,000                603,916
Barrick Gold 5.80% 11/15/34                                                                  1,550,000              1,493,017
Bowater 9.00% 8/1/09                                                                         1,315,000              1,359,381
Donohue Forest Products 7.625% 5/15/07                                                       2,130,000              2,161,950
Georgia-Pacific 8.875% 5/15/31                                                               2,812,000              2,910,419
Huntsman International 10.125% 7/1/09                                                        1,085,000              1,127,044
IMC Global 7.375% 8/1/18                                                                       300,000                310,125
Ispat Inland 9.75% 4/1/14                                                                    1,360,000              1,570,800
Lubrizol 4.625% 10/1/09                                                                      2,045,000              2,002,679
Newmont Gold 8.91% 1/5/09                                                                      140,387                146,107
Newmont Mining 5.875% 4/1/35                                                                 1,645,000              1,607,489
Norske Skog 8.625% 6/15/11                                                                   1,368,000              1,320,120
Placer Dome 6.45% 10/15/35                                                                   1,275,000              1,331,948
Sherwin-Williams 6.85% 2/1/07                                                                  681,000                694,024
Southern Peru 7.50% 7/27/35                                                                  2,395,000              2,404,901
Stone Container
   9.25% 2/1/08                                                                                825,000                851,813
   9.75% 2/1/11                                                                              1,395,000              1,415,925
Vale Overseas 6.25% 1/11/16                                                                    570,000                572,850
Witco 6.875% 2/1/26                                                                            325,000                313,625
                                                                                                       -----------------------
                                                                                                                   25,675,471
                                                                                                       -----------------------

Brokerage                                                            4.08%
Amvescap 4.50% 12/15/09                                                                      2,430,000              2,375,677
E Trade Financial 8.00% 6/15/11                                                                385,000                402,325
#E Trade Financial 144A 8.00% 6/15/11                                                        1,060,000              1,107,700
Goldman Sachs
   5.25% 10/15/13                                                                            1,855,000              1,838,468
   6.125% 2/15/33                                                                              745,000                774,141
   6.345% 2/15/34                                                                            2,420,000              2,517,273
Jefferies Group 6.25% 1/15/36                                                                1,090,000              1,074,766
LaBranche & Company 9.50% 5/15/09                                                            1,600,000              1,712,000
Lehman Brothers Holdings 4.50% 7/26/10                                                       1,530,000              1,494,206
o#Lehman Brothers Holdings E-Captial Trust I 144A 5.15% 8/19/65                                400,000                401,548
Merrill Lynch 5.00% 1/15/15                                                                    500,000                488,535
Morgan Stanley
  o4.54% 11/24/06                                                                              350,000                350,465
   4.75% 4/1/14                                                                              1,210,000              1,153,321
   5.05% 1/21/11                                                                             1,255,000              1,247,991
   5.375% 10/15/15                                                                           1,300,000              1,292,797
                                                                                                       -----------------------
                                                                                                                   18,231,213
                                                                                                       -----------------------

Capital Goods                                                        0.42%
Allied Waste North America 9.25% 9/1/12                                                        907,000                986,363
#Sealed Air 144A 5.375% 4/15/08                                                                400,000                400,738
York International 6.625% 8/15/06                                                              165,000                166,093
                                                                                                       -----------------------
                                                                                                                    1,553,194
                                                                                                       -----------------------

Communications                                                       8.71%
AT&T Wireless Services
   7.875% 3/1/11                                                                               725,000                810,909
   8.75% 3/1/31                                                                              2,855,000              3,752,303
BellSouth 4.20% 9/15/09                                                                      2,140,000              2,072,079
Citizens Communications
   7.625% 8/15/08                                                                              915,000                958,463
   9.25% 5/15/11                                                                               655,000                723,775
Comcast 6.50% 11/15/35                                                                       2,165,000              2,175,827
Cox Communications 4.625% 1/15/10                                                            2,145,000              2,073,321
CSC Holdings
   8.125% 7/15/09                                                                               40,000                 40,800
   8.125% 8/15/09                                                                              730,000                744,600
   10.50% 5/15/16                                                                              380,000                406,125
GTE Hawaiian Telephone 7.375% 9/1/06                                                         1,165,000              1,176,650
#Hanarotelecom 144A 7.00% 2/1/12                                                               950,000                936,399
Insight Midwest 10.50% 11/1/10                                                               1,390,000              1,471,663
Liberty Media
  o5.991% 9/17/06                                                                            1,233,000              1,240,928
   8.25% 2/1/30                                                                                690,000                687,328
   8.50% 7/15/29                                                                             1,300,000              1,310,872
MCI
   6.908% 5/1/07                                                                             1,520,000              1,539,000
   7.688% 5/1/09                                                                               670,000                692,613
News America 6.20% 12/15/34                                                                  2,475,000              2,424,319
Nextel Communications 6.875% 10/31/13                                                          995,000              1,044,068
SBC Communications 4.125% 9/15/09                                                            2,700,000              2,602,534
Sprint Capital 8.75% 3/15/32                                                                 1,695,000              2,223,242
Telecom Italia Capital
   4.00% 1/15/10                                                                             1,315,000              1,250,306
   6.00% 9/30/34                                                                             1,825,000              1,733,856
Telefonos de Mexico 4.50% 11/19/08                                                           1,825,000              1,788,735
Time Warner Entertainment 8.375% 3/15/23                                                     1,025,000              1,190,013
US Unwired 10.00% 6/15/12                                                                      480,000                546,000
Vodafone Group 5.375% 1/30/15                                                                1,325,000              1,317,630
                                                                                                       -----------------------
                                                                                                                   38,934,358
                                                                                                       -----------------------

Consumer Cyclical                                                   10.69%
ArvinMeritor 6.625% 6/15/07                                                                    765,000                755,438
Autonation 9.00% 8/1/08                                                                        915,000                987,056
Corrections Corporation of America 7.50% 5/1/11                                                950,000                984,438
oDaimlerChrysler Holdings 4.78% 10/31/08                                                     2,370,000              2,379,655
DR Horton 5.25% 2/15/15                                                                      2,630,000              2,467,240
Ford Motor 7.45% 7/16/31                                                                     4,115,000              3,055,388
Ford Motor Credit
   5.625% 10/1/08                                                                            1,075,000                977,911
   5.70% 1/15/10                                                                             1,725,000              1,527,075
   6.625% 6/16/08                                                                            1,410,000              1,327,497
Fortune Brands
   5.375% 1/15/16                                                                            1,160,000              1,141,544
   5.875% 1/15/36                                                                              900,000                874,051
#Galaxy Entertainment 144A 9.875% 12/15/12                                                   1,205,000              1,241,150
General Motors 8.375% 7/15/33                                                                1,660,000              1,236,700
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                             4,120,000              3,911,042
   6.875% 9/15/11                                                                            4,365,000              4,172,145
   8.00% 11/1/31                                                                             4,240,000              4,335,123
Hilton Hotels 7.625% 5/15/08                                                                 1,070,000              1,118,052
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                         515,000                508,380
Johnson Controls 5.00% 11/15/06                                                              1,208,000              1,205,485
Kohl's 7.25% 6/1/29                                                                            425,000                473,116
Lodgenet Entertainment 9.50% 6/15/13                                                           335,000                363,475
May Department Stores
   3.95% 7/15/07                                                                             1,625,000              1,596,051
   6.65% 7/15/24                                                                               715,000                747,227
#Neiman Marcus 144A 10.375% 10/15/15                                                         1,170,000              1,212,413
Office Depot 6.25% 8/15/13                                                                   1,055,000              1,073,643
Penney (J.C.) 7.65% 8/15/16                                                                  1,505,000              1,706,945
Time Warner 8.18% 8/15/07                                                                    2,740,000              2,859,469
Visteon
   7.00% 3/10/14                                                                             1,890,000              1,474,200
   8.25% 8/1/10                                                                              3,360,000              2,847,600
                                                                                                       -----------------------
                                                                                                                   48,559,509
                                                                                                       -----------------------

Consumer Non-Cyclical                                                7.54%
Altria Group 7.65% 7/1/08                                                                    1,200,000              1,266,764
#AmerisourceBergen 144A
   5.875% 9/15/15                                                                              125,000                127,188
   5.625% 9/15/12                                                                            1,410,000              1,420,575
Archer-Daniels-Midland 7.00% 2/1/31                                                            750,000                869,646
#Baxter FinCo 144A 4.75% 10/15/10                                                            2,100,000              2,064,403
Baxter International 5.196% 2/16/08                                                            720,000                720,848
Biovail 7.875% 4/1/10                                                                        1,650,000              1,713,938
Constellation Brands 8.125% 1/15/12                                                            632,000                665,180
Genentech 4.75% 7/15/15                                                                        545,000                526,659
HCA 5.50% 12/1/09                                                                              575,000                569,774
#Hertz 144A 10.50% 1/1/16                                                                    1,425,000              1,496,250
Kraft Foods
   4.125% 11/12/09                                                                           2,885,000              2,784,285
   5.25% 6/1/07                                                                                750,000                751,114
   6.50% 11/1/31                                                                               315,000                340,486
Medco Health Solutions 7.25% 8/15/13                                                         3,530,000              3,860,101
MedPartners 7.375% 10/1/06                                                                   1,950,000              1,979,250
Merck
   4.75% 3/1/15                                                                                265,000                252,592
   5.95% 12/1/28                                                                             1,260,000              1,270,880
#Miller Brewing 144A
   4.25% 8/15/08                                                                               725,000                710,197
   5.50% 8/15/13                                                                                     0                      0
Pilgrim's Pride 9.625% 9/15/11                                                                 850,000                905,250
Schering-Plough
   5.55% 12/1/13                                                                               370,000                373,851
   6.75% 12/1/33                                                                               565,000                633,465
Universal 6.50% 2/15/06                                                                        370,000                370,205
UST 6.625% 7/15/12                                                                             820,000                860,041
WellPoint
   4.25% 12/15/09                                                                            1,335,000              1,296,230
   5.85% 1/15/36                                                                             1,595,000              1,593,786
Wyeth 5.50% 2/1/14                                                                           4,205,000              4,241,495
                                                                                                       -----------------------
                                                                                                                   33,664,453
                                                                                                       -----------------------

Electric                                                             7.97%
Alabama Power 5.875% 12/1/22                                                                 1,520,000              1,571,587
oAVA Capital Trust III 6.50% 4/1/34                                                            835,000                839,927
Avista
   7.75% 1/1/07                                                                              1,380,000              1,408,318
   9.75% 6/1/08                                                                              1,510,000              1,647,550
BVPS II Funding 8.33% 12/1/07                                                                        0                      0
CenterPoint Energy Houston Electric 5.60% 7/1/23                                             1,850,000              1,807,496
Cleveland Electric Illuminating 7.88% 11/1/17                                                  200,000                238,758
Constellation Energy 7.60% 4/1/32                                                            1,175,000              1,407,125
Detroit Edison 4.80% 2/15/15                                                                 1,350,000              1,289,508
Dominion Resources 6.30% 3/15/33                                                             1,640,000              1,658,885
Duke Capital
   4.331% 11/16/06                                                                             690,000                686,511
   5.668% 8/15/14                                                                            1,930,000              1,938,523
Entergy Gulf States 5.12% 8/1/10                                                             1,250,000              1,215,355
FPL Group Capital 4.086% 2/16/07                                                             1,025,000              1,015,047
Monongahela Power 5.00% 10/1/06                                                                315,000                314,669
NRG Energy 7.375% 2/1/16                                                                     1,490,000              1,523,525
NRG Energy Bank 6.66% 2/2/13                                                                 1,000,000              1,010,625
PacifiCorp 7.00% 7/15/09                                                                             0                      0
Pacific Gas & Electric 6.05% 3/1/34                                                          4,425,000              4,520,778
Peco Energy 5.95% 11/1/11                                                                    2,050,000              2,126,449
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                325,633                325,633
   6.256% 2/1/10                                                                             1,734,000              1,757,036
#Power Receivables Finance 144A 6.29% 1/1/12                                                   203,844                206,888
oProgress Energy 5.03% 1/15/10                                                               1,080,000              1,080,599
PSEG Power 5.50% 12/1/15                                                                     2,640,000              2,609,437
oSCANA 4.56% 3/1/08                                                                          1,755,000              1,757,424
TECO Energy 7.20% 5/1/11                                                                     1,015,000              1,083,513
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                                   725,098                739,584
Westar Energy 6.00% 7/1/14                                                                   1,250,000              1,299,753
                                                                                                       -----------------------
                                                                                                                   37,080,503
                                                                                                       -----------------------

Energy                                                               4.94%
Amerada Hess 7.125% 3/15/33                                                                  1,845,000              2,108,887
#Canadian Oil Sands 144A 4.80% 8/10/09                                                         324,000                318,460
ConocoPhillips 5.90% 10/15/32                                                                1,150,000              1,214,714
EnCana 6.50% 8/15/34                                                                         2,000,000              2,202,753
Energy Transfer 5.95% 2/1/15                                                                 2,045,000              2,054,172
Naftogaz Ukrainy 8.125% 9/30/09                                                              1,700,000              1,720,230
Nexen 5.875% 3/10/35                                                                           975,000                952,878
#Ras Laffan LNG III 144A 5.838% 9/30/27                                                      1,430,000              1,410,533
SEACOR Holdings 7.20% 9/15/09                                                                  895,000                930,395
oSecunda International 12.60% 9/1/12                                                           700,000                745,500
SESI 8.875% 5/15/11                                                                            505,000                531,513
Siberian Oil 10.75% 1/15/09                                                                  1,775,000              2,013,383
Smith International 7.00% 9/15/07                                                            1,705,000              1,754,720
Talisman Energy 5.85% 2/1/37                                                                 1,570,000              1,549,862
Tyumen Oil 11.00% 11/6/07                                                                      930,000              1,014,816
USX 9.125% 1/15/13                                                                             600,000                729,587
Weatherford International 4.95% 10/15/13                                                        50,000                 48,578
                                                                                                       -----------------------
                                                                                                                   21,300,981
                                                                                                       -----------------------

Financials                                                           7.70%
American General Finance 4.875% 7/15/12                                                      1,725,000              1,675,146
oBerkshire Hathaway 4.61% 1/11/08                                                              830,000                831,296
Capital One Bank 5.75% 9/15/10                                                                 885,000                903,981
Capital One Financial 4.738% 5/17/07                                                         2,030,000              2,019,990
Household Finance 4.625% 9/15/10                                                             1,250,000              1,221,926
HSBC Finance 5.00% 6/30/15                                                                     750,000                723,478
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                               2,100,000              2,108,646
#Mantis Reef 144A 4.799% 11/3/09                                                             1,755,000              1,715,474
MBNA 5.00% 6/15/15                                                                             700,000                685,871
Nuveen Investments 5.00% 9/15/10                                                             1,655,000              1,623,366
Residential Capital
  o5.67% 11/21/08                                                                            1,635,000              1,650,954
   6.125% 11/21/08                                                                           2,355,000              2,380,531
   6.375% 6/30/10                                                                              668,000                685,399
   6.875% 6/30/15                                                                            4,075,000              4,387,398
o#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                             6,600,000              6,957,093
o#ZFS Finance USA Trust I 144A 6.15% 12/15/65                                                1,015,000              1,020,448
o#ZFS Finance USA Trust II 144A 6.45% 12/15/65                                               3,265,000              3,305,519
                                                                                                       -----------------------
                                                                                                                   33,896,516
                                                                                                       -----------------------

Industrial                                                           0.07%
Trimas 9.875% 6/15/12                                                                          410,000                352,600
                                                                                                       -----------------------
                                                                                                                      352,600
                                                                                                       -----------------------

Insurance                                                            9.09%
#American International Group 144A 5.05% 10/1/15                                             1,750,000              1,707,491
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                 1,897,000              1,980,191
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                625,000                630,792
   8.625% 5/1/24                                                                             3,670,000              4,402,135
#Liberty Mutual 144A
   5.75% 3/15/14                                                                             1,030,000              1,020,397
   7.00% 3/15/34                                                                               660,000                687,855
Marsh & McLennan
  o4.72% 7/13/07                                                                             1,270,000              1,268,495
   5.15% 9/15/10                                                                               720,000                713,771
   5.375% 3/15/07                                                                            2,145,000              2,144,590
   5.375% 7/15/14                                                                              230,000                224,809
   5.75% 9/15/15                                                                             1,172,000              1,174,060
   5.875% 8/1/33                                                                             1,910,000              1,812,898
MetLife 5.00% 6/15/15                                                                        1,360,000              1,331,566
Montpelier Re Holdings 6.125% 8/15/13                                                        2,170,000              2,108,888
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                              1,160,000              1,384,857
#Nippon Life Insurance 144A 4.875% 8/9/10                                                    2,515,000              2,473,623
oø#North Front Pass-Through Trust 144A 5.81% 12/15/24                                        3,850,000              3,838,096
o#Oil Insurance 144A 5.15% 8/15/33                                                           2,580,000              2,557,242
Phoenix 6.675% 2/16/08                                                                       1,150,000              1,158,509
Saint Paul Travelers 5.01% 8/16/07                                                           2,325,000              2,319,246
oø#Twin Reefs Pass-Through Trust 144A 5.42% 12/31/49                                         1,600,000              1,601,642
Willis Group
   5.125% 7/15/10                                                                            1,695,000              1,684,255
   5.625% 7/15/15                                                                            1,735,000              1,734,939
                                                                                                       -----------------------
                                                                                                                   39,960,347
                                                                                                       -----------------------

Natural Gas                                                          3.12%
Atmos Energy
   4.00% 10/15/09                                                                              660,000                631,215
  o4.975% 10/15/07                                                                           1,905,000              1,906,919
Enterprise Products Operating
   4.00% 10/15/07                                                                              590,000                577,792
   4.625% 10/15/09                                                                           1,290,000              1,256,834
#GulfSouth Pipeline 144A 5.05% 2/1/15                                                        1,570,000              1,530,703
KeySpan Gas East 6.90% 1/15/08                                                                 725,000                748,924
Northern Border Pipeline 6.25% 5/1/07                                                          700,000                707,600
ONEOK 5.51% 2/16/08                                                                          2,185,000              2,195,330
Sempra Energy
   4.621% 5/17/07                                                                              165,000                163,951
   4.75% 5/15/09                                                                               735,000                724,818
  o4.84% 5/21/08                                                                               835,000                837,273
Texas East Transmission 5.25% 7/15/07                                                          615,000                614,979
Valero Logistics Operations 6.05% 3/15/13                                                    1,680,000              1,733,190
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                           850,000                868,112
                                                                                                       -----------------------
                                                                                                                   14,497,640
                                                                                                       -----------------------

Real Estate                                                          0.85%
Brandywine Operating Partnetrship 5.625% 12/15/10                                            1,455,000              1,456,534
Developers Diversified Realty
   4.625% 8/1/10                                                                             2,055,000              1,988,224
   5.375% 10/15/12                                                                             530,000                522,709
                                                                                                       -----------------------
                                                                                                                    3,967,467
                                                                                                       -----------------------

Technology                                                           0.48%
#Oracle 144A 5.25% 1/15/16                                                                   2,160,000              2,131,147
                                                                                                       -----------------------
                                                                                                                    2,131,147
                                                                                                       -----------------------
Transportation                                                       2.11%
American Airlines 6.817% 5/23/11                                                             1,550,000              1,494,535
oBNSF Funding Trust I 6.613% 12/15/55                                                        1,745,000              1,806,953
Continental Airlines 6.503% 6/15/11                                                          1,590,000              1,555,905
oCSX 4.561% 8/3/06                                                                             294,000                294,462
#Erac Usa Finance 144A
   5.30% 11/15/08                                                                            1,955,000              1,957,717
   7.35% 6/15/08                                                                               905,000                946,438
United AirLines
    7.73% 7/1/10                                                                               884,323                875,816
   ø8.70% 10/7/08                                                                                    0                      0
                                                                                                       -----------------------
                                                                                                                    8,931,826
                                                                                                       -----------------------
Total Corporate Bonds                                                                                             355,632,778
                                                                                                       -----------------------

Foreign Agencies                                                     1.20%
Pemex Master Trust 6.125% 8/15/08                                                            1,370,000              1,398,770
#Pemex Master Trust 144A 6.625% 6/15/35                                                      3,515,000              3,522,909
                                                                                                       -----------------------
Total Foreign Agencies                                                                                              4,921,679
                                                                                                       -----------------------

Limited Partnership                                                  0.00%
#@=KBSI Partnership                                                                                  0                      0
                                                                                                       -----------------------
Total Limited Partnership                                                                                                   0
                                                                                                       -----------------------

Municipal Bonds                                                      2.59%
American Eagle Northwest Series A 4.97% 12/15/18                                               455,000                444,075
California State 5.00% 2/1/33                                                                  480,000                492,523
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                         1,125,000              1,177,076
Colorado Department of Transportation Revenue Series B 5.00%
   12/15/13 (FGIC)                                                                           1,390,000              1,505,259
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                               710,000                755,561
Illinois State Taxable Pension 5.10% 6/1/33                                                  1,840,000              1,786,530
New York State Sales Tax Asset Receivables Series A 5.25%
   10/15/27 (AMBAC)                                                                            640,000                689,747
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                             1,195,000              1,273,081
Oregon State Taxable Pension 5.892% 6/1/27                                                   1,255,000              1,340,315
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                         175,000                177,716
   6.07% 7/1/26                                                                                575,000                600,156
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                            475,000                498,076
                                                                                                       -----------------------
Municipal Bonds                                                                                                    10,740,115
                                                                                                       -----------------------

Non-Agency Asset Backed Securities                                   0.88%
#Countrywide Asset-Backed Certificates Series 2004-1 NIM 144A
   6.00% 5/25/34                                                                                 3,433                  3,428
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                   0                      0
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                   85,704                 85,490
Mid-State Trust Series 11 A1 4.864% 7/15/38                                                    126,743                120,181
Mid-State Trust Series 2004-1 A 6.005% 8/15/37                                                 218,371                223,086
Mid-State Trust Series 2005-1 A 5.745% 1/15/40                                                 384,231                382,790
oRenaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                         1,230,000              1,213,034
Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                          790,000                781,335
#Sharp NIM Trust
   Series 2004-IM1N N1 144A 6.85% 3/25/34                                                       31,927                 31,927
   Series 2003-HE1N N 144A 6.90% 11/25/33                                                        9,637                  9,620
   Series 2004-2N 144A 7.00% 1/25/34                                                            75,188                 75,188
#Sierra Receivables Funding Company Series 2003-1A A  144A
   3.09% 1/15/14                                                                               117,433                115,125
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                  514,834                475,472
                                                                                                       -----------------------
Total Non-Agency Asset Backed Securities                                                                            3,516,676
                                                                                                       -----------------------

Non-Agency Collateralized Mortgage Obligations                       2.63%
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2
   4.75% 8/25/35                                                                               531,516                519,308
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36                          1,110,000              1,112,220
oFirst Horizon Asset Securities Series 2004-AR7 1A1 4.473% 2/25/35                           2,343,114              2,348,346
oJP Morgan Mortgage Trust Series 2005-A2 2A1 4.731% 4/25/35                                    697,984                693,840
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                       1,396,636              1,401,545
oMASTR Adjustable Rate Mortgage Trust 2004-10 2A2 4.973% 10/25/34                              475,007                477,874
o#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                             769,303                760,303
oMLCC Mortgage Investors Series 2005-1 1A 4.739% 4/25/35                                       955,207                949,834
oStructured Adjustable Rate Mortgage Loan Trust Series 2005-18 6A1
   5.337% 9/25/35                                                                            1,876,692              1,865,904
oWashington Mutual Series 2005-AR3 A1 4.65% 3/25/35                                          2,022,659              1,989,265
                                                                                                       -----------------------
Total Non-Agency Collateralized Mortgage Obligations                                                               12,118,439
                                                                                                       -----------------------

Preferred Stock                                                      0.16%
Nexen 7.35%                                                                                     25,430                652,280
                                                                                                       -----------------------
Total Preferred Stock                                                                                                 652,280
                                                                                                       -----------------------

=@Private Placement Securites - Debt                                 0.54%
#Anglo Irish Bank Series A 144A 9.10% 9/30/06                                                        0                      0
¢Continental Auto Receivables Series A 12.00% 12/31/06                                               0                      0
Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12                                       0                      0
#Deloitte & Touche Series B 144A 7.41% 10/1/11                                                       0                      0
#New Boston Garden 144A 8.45% 9/22/15                                                                0                      0
‡Zelenka Evergreen 13.75% 5/4/07                                                                     0                      0
                                                                                                       -----------------------
Total Private Placement Securites - Debt                                                                                    0
                                                                                                       -----------------------

=@Private Placement Securities - Equity                              0.00%
CIC Acquisition (Conso International) PIk for Preferred Stock 12.00%                                 0                      0
†CIC Acquisition (Conso International) Warrants For Preferred Stock
   (Clawback Provision), exercise price $0.01, expiration date 3/1/10                                0                      0
†CIC Acquisition (Conso International) Warrants for Preferred Stock,
   exercise price $0.01, expiration date 3/1/10                                                      0                      0
                                                                                                       -----------------------
Total Private Placement Securities - Equity                                                                                 0
                                                                                                       -----------------------

Regional Agency                                                      0.43%
Australia                                                            0.43%
Queensland Treasury 6.00% 10/14/15                                            AUD            2,368,000              1,863,675
                                                                                                       -----------------------
                                                                                                                    1,863,675
                                                                                                       -----------------------
Total Regional Agency                                                                                               1,863,675
                                                                                                       -----------------------

Regional Authority                                                   0.39%
Canada                                                               0.39%
Ontario Province 4.50% 3/8/15                                                 CAD              724,000                638,723
Quebec Province 5.00% 12/1/15                                                 CAD            1,388,000              1,259,256
                                                                                                       -----------------------
                                                                                                                    1,897,979
                                                                                                       -----------------------
Total Regional Authority                                                                                            1,897,979
                                                                                                       -----------------------

«@Senior Secured Loans                                               1.57%
Dex Media West Loan Tranche B 6.28% 9/14/10                                   USD            1,054,103              1,065,303
Neiman Marcus Term Bank Loan 6.475% 4/6/13                                                   4,034,810              4,075,158
Qwest Communications Bank Loan Tranche A 8.53% 6/30/07                                         500,000                512,500
Qwest Communications Bank Loan Tranche B 6.95% 6/30/10                                       1,250,000              1,262,500
                                                                                                       -----------------------
Total Senior Secured Loans                                                                                          6,915,461
                                                                                                       -----------------------

Sovereign Debt                                                       2.98%
Brazil                                                               0.50%
Republic of Brazil 12.50% 1/5/16                                              BRL            4,652,000              2,155,651
                                                                                                       -----------------------
                                                                                                                    2,155,651
                                                                                                       -----------------------

El Salvador                                                          0.21%
Republic of El Salvador 7.65% 6/15/35                                         USD              795,000                854,625
                                                                                                       -----------------------
                                                                                                                      854,625
                                                                                                       -----------------------

Germany                                                              0.50%
Deutsche Bundesrepublik 5.00% 7/4/11                                          EUR            1,652,000              2,178,504
                                                                                                       -----------------------
                                                                                                                    2,178,504
                                                                                                       -----------------------

Poland                                                               0.10%
Poland Government 6.25% 10/24/15                                              PLN            1,230,000                427,651
                                                                                                       -----------------------
                                                                                                                      427,651
                                                                                                       -----------------------

Russia                                                               0.19%
@øRussian Paris Club Participation Note 1.975% 8/20/20                        JPY           88,846,412                757,203
                                                                                                       -----------------------
                                                                                                                      757,203
                                                                                                       -----------------------

Sweden                                                               0.59%
Swedish Government
   4.00% 12/1/09                                                              SEK           10,745,000              1,458,942
   4.50% 8/12/15                                                              SEK            4,510,000                643,980
   5.00% 12/1/20                                                              SEK            2,725,000                420,703
                                                                                                       -----------------------
                                                                                                                    2,523,625
                                                                                                       -----------------------

United Kingdom                                                       0.50%
U.K. Treasury 8.00% 9/27/13                                                   GBP              983,000              2,181,553
                                                                                                       -----------------------
                                                                                                                    2,181,553
                                                                                                       -----------------------

Uruguay                                                              0.15%
Republic of Uruguay 8.00% 11/18/22                                            USD              625,000                653,125
                                                                                                       -----------------------
                                                                                                                      653,125
                                                                                                       -----------------------

Venezuela                                                            0.25%
Venezuela Government 9.375% 1/13/34                                           USD              825,000              1,033,313
                                                                                                       -----------------------
                                                                                                                    1,033,313
                                                                                                       -----------------------
Total Soveriegn Debt                                                                                               12,765,250
                                                                                                       -----------------------

Supranational Banks                                                  0.01%
Inter-American Development Bank 1.90% 7/8/09                                  JPY            4,000,000                 35,608
                                                                                                       -----------------------
Total Supranational Banks                                                                                              35,608
                                                                                                       -----------------------

U.S. Treasury Obligations                                            2.06%
?U.S. Treasury Bond 5.375% 2/15/31                                            USD                    0                      0
U.S. Treasury Inflation Index Notes
   1.875% 7/15/15                                                                            1,478,498              1,464,464
   2.00% 1/15/16                                                                             1,294,592              1,296,160
   2.00% 1/15/26                                                                             1,448,947              1,446,785
U.S. Treasury Notes
   4.375% 1/31/08                                                                              615,000                613,415
   4.50% 11/15/15                                                                            2,810,000              2,804,402
  ?5.375% 2/15/31                                                                            2,120,000              2,334,485
                                                                                                       -----------------------
Total U.S. Treasury Obligations                                                                                     9,959,711
                                                                                                       -----------------------

Warrants                                                             0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                       615                      0
                                                                                                       -----------------------
Total Warrants                                                                                                              0
                                                                                                       -----------------------

Commercial Paper                                                     0.24%
UBS Finance 4.47% 2/1/06                                                                             0                      0
                                                                                                       -----------------------
Total Commercial Paper                                                                                                      0
                                                                                                       -----------------------

Repurchase Agreements                                                0.95%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be
  repurchased at $2,960,359, collateralized by $1,393,000
  U.S. Treasury Notes due 5/15/06, market value $1,389,026,
  $653,000 U.S. Treasury Notes 2.375%, due 8/15/06, market
  value $652,757 and $987,000 U.S. Treasury Notes 2.675%
  due 11/15/06, market value $978,304)                                                       2,960,000              2,960,000

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be
  repurchased at $2,089,253, collateralized by $162,000
  U.S. Treasury Bills due 6/22/06, market value $159,106,
  $955,000 U.S. Treasury Notes 3.50% due 11/15/06, market
  value $953,771 and $1,044000 U.S. Treasury Notes 3.625%
  due 7/15/09, market value $1,018,484)                                                      2,089,000              2,089,000
                                                                                                       -----------------------
Total Repurchase Agreements                                                                                         5,049,000
                                                                                                       -----------------------

Total Investments at Market                                        100.33%                                        441,670,317
                                                                                                       -----------------------

Total Investments at Cost                                                                                         443,853,997
                                                                                                       -----------------------

                                                                                           Lincoln National Income Fund, Inc.
                                                                                      Par/Shares(degree)    Market Value (US$)

Agency Collateralized Mortgage Obligations
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24                                      $35,944                     $38,017
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                                    0                           0
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                           0                           0
Freddie Mac Series 2890 PC 5.00% 7/15/30                                                 310,000                     302,779
GNMA Series 2003-5 B 4.486% 10/16/25                                                     290,000                     283,059
                                                                                                 ----------------------------
Total Agency Collateralized Mortgage Obligations                                                                     623,855
                                                                                                 ----------------------------

Agency Mortgage-Backed Securities
Fannie Mae S.F. 30 yr TBA 7.00% 2/15/36                                                  210,000                     218,269
                                                                                                 ----------------------------
Total Agency Mortgage-Backed Securities                                                                              218,269
                                                                                                 ----------------------------

=@Collateralized Bond Obligations
#Alliance Capital Funding CBO Series  ACF 1 A3 144A 5.84% 2/15/10                              0                           0
Golden Tree High Yield Opportunities Series 1 C1 9.404% 10/31/07                               0                           0
#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                        410,153                     413,998
#Magnetite Asset Investor CDO Series 3 C1 144A 8.786% 1/31/08                                  0                           0
#Putnam CBO II Limited 144A 6.875% 11/8/09                                                     0                           0
o#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                       0                           0
#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                 0                           0
                                                                                                 ----------------------------
Total Collateralized Bond Obligations                                                                                413,998
                                                                                                 ----------------------------

Commercial Mortgage-Backed Securities
Banc of America Commercial Mortgage Securities Series 2005-1 A3
   4.877% 11/10/42                                                                       130,000                     128,639
oBanc of America Commercial Mortgage Securities Series 2005-2 A5
   4.857% 7/10/43                                                                        105,000                     101,837
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E
   144A 5.064% 5/14/16                                                                   250,000                     249,785
oøCommercial Mortgage Pass Through Certificates Series 2005-C6
   A5A 5.116% 6/10/44                                                                    160,000                     158,183
General Electric Capital Commercial Mortgage Trust Series 2005-C2
   A2 4.706% 5/10/43                                                                     130,000                     127,778
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                    45,000                      43,727
Greenwich Capital Commercial Funding Series 2005-GG5 A2 5.117% 4/10/37                   400,000                     399,531
JPMorgan Chase Commercial Mortgage Securities Series 2002-C2
   A2 5.05% 12/12/34                                                                     180,000                     178,200
oJPMorgan Chase Commercial Mortgage Securities Series
   2005-CB11 A4 5.335% 8/12/37                                                           630,000                     630,978
LB-UBS Commercial Mortgage Trust Series 2006-C1A A2 5.084% 2/15/31                       100,000                      99,719
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34                      195,000                     188,801
Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38                           245,000                     242,780
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                             320,000                     308,658
                                                                                                 ----------------------------
Total Commercial Mortgage-Backed Securities                                                                        2,858,616
                                                                                                 ----------------------------

Corporate Bonds
Banking
o#Banco Santander 144A 4.81% 12/9/09                                                     295,000                     294,130
oBarclays Bank 6.278% 12/29/49                                                           320,000                     319,000
BB&T Capital Trust I 5.85% 8/18/35                                                       410,000                     405,383
o#BNP Paribas 144A 5.186% 6/29/49                                                        340,000                     327,297
Citigroup
   5.875% 2/22/33                                                                        130,000                     132,842
   6.625% 6/15/32                                                                              0                           0
#Corestates Capital I Trust I 144A 8.00% 12/15/26                                        125,000                     132,166
Deustche Bank 8.00% 9/29/06                                                            8,700,000                     138,320
Fifth Third Bank 4.75% 2/1/15                                                            450,000                     433,558
Frost National Bank 6.875% 8/1/11                                                              0                           0
o#HBOS 144A 5.92% 9/29/49                                                                300,000                     300,377
#ICICI Bank 144A 5.75% 11/16/10                                                          495,000                     497,331
#Mizuho Financial Group 144A 5.79% 4/15/14                                               430,000                     441,097
Popular North America 4.25% 4/1/08                                                       135,000                     132,299
Popular North America Capital Trust I 6.564% 9/15/34                                     380,000                     382,563
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                        460,000                     452,611
oRBS Capital Trust I 4.709% 12/29/49                                                     370,000                     349,693
o#Skandinaviska Enskilda 144A 8.125% 9/29/49                                             285,000                     290,388
#Sovereign Bancorp 144A 4.80% 9/1/10                                                     445,000                     434,825
o#Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                            420,000                     417,552
o#United Overseas Bank 144A 5.375% 9/3/19                                                370,000                     364,888
oWachovia Capital Trust III 5.80% 8/29/49                                                655,000                     657,046
Western Financial 9.625% 5/15/12                                                         230,000                     258,750
Wilmington Trust 4.875% 4/15/13                                                          365,000                     357,592
                                                                                                 ----------------------------
                                                                                                                   7,519,708
                                                                                                 ----------------------------

Basic Industry
Abitibi-Consolidated
   6.95% 12/15/06                                                                        116,000                     117,450
   7.875% 8/1/09                                                                          75,000                      73,500
Alcan 5.75% 6/1/35                                                                       175,000                     169,096
Barrick Gold 5.80% 11/15/34                                                                    0                           0
Bowater 9.00% 8/1/09                                                                     175,000                     180,906
Donohue Forest Products 7.625% 5/15/07                                                   520,000                     527,800
Georgia-Pacific 8.875% 5/15/31                                                           640,000                     662,400
Huntsman International 10.125% 7/1/09                                                          0                           0
IMC Global 7.375% 8/1/18                                                                       0                           0
Ispat Inland 9.75% 4/1/14                                                                395,000                     456,225
Lubrizol 4.625% 10/1/09                                                                  545,000                     533,721
Newmont Gold 8.91% 1/5/09                                                                194,382                     202,303
Newmont Mining 5.875% 4/1/35                                                             480,000                     469,055
Norske Skog 8.625% 6/15/11                                                               345,000                     332,925
Placer Dome 6.45% 10/15/35                                                               385,000                     402,196
Sherwin-Williams 6.85% 2/1/07                                                                  0                           0
Southern Peru 7.50% 7/27/35                                                              620,000                     622,563
Stone Container
   9.25% 2/1/08                                                                          190,000                     196,175
   9.75% 2/1/11                                                                          215,000                     218,225
Vale Overseas 6.25% 1/11/16                                                              120,000                     120,600
Witco 6.875% 2/1/26                                                                            0                           0
                                                                                                 ----------------------------
                                                                                                                   5,285,140
                                                                                                 ----------------------------

Brokerage
Amvescap 4.50% 12/15/09                                                                  440,000                     430,164
E Trade Financial 8.00% 6/15/11                                                           95,000                      99,275
#E Trade Financial 144A 8.00% 6/15/11                                                    255,000                     266,475
Goldman Sachs
   5.25% 10/15/13                                                                              0                           0
   6.125% 2/15/33                                                                              0                           0
   6.345% 2/15/34                                                                        670,000                     696,930
Jefferies Group 6.25% 1/15/36                                                            225,000                     221,855
LaBranche & Company 9.50% 5/15/09                                                        330,000                     353,100
Lehman Brothers Holdings 4.50% 7/26/10                                                   390,000                     380,876
o#Lehman Brothers Holdings E-Captial Trust I 144A 5.15% 8/19/65                                0                           0
Merrill Lynch 5.00% 1/15/15                                                              280,000                     273,580
Morgan Stanley
  o4.54% 11/24/06                                                                              0                           0
   4.75% 4/1/14                                                                          275,000                     262,118
   5.05% 1/21/11                                                                         285,000                     283,408
   5.375% 10/15/15                                                                       280,000                     278,449
                                                                                                 ----------------------------
                                                                                                                   3,546,230
                                                                                                 ----------------------------

Capital Goods
Allied Waste North America 9.25% 9/1/12                                                  207,000                     225,113
#Sealed Air 144A 5.375% 4/15/08                                                          430,000                     430,794
York International 6.625% 8/15/06                                                         60,000                      60,397
                                                                                                 ----------------------------
                                                                                                                     716,304
                                                                                                 ----------------------------

Communications
AT&T Wireless Services
   7.875% 3/1/11
   8.75% 3/1/31                                                                          705,000                     926,575
BellSouth 4.20% 9/15/09                                                                  770,000                     745,560
Citizens Communications
   7.625% 8/15/08                                                                        200,000                     209,500
   9.25% 5/15/11                                                                         235,000                     259,675
Comcast 6.50% 11/15/35                                                                   495,000                     497,475
Cox Communications 4.625% 1/15/10                                                        380,000                     367,302
CSC Holdings
   8.125% 7/15/09                                                                         80,000                      81,600
   8.125% 8/15/09                                                                        220,000                     224,400
   10.50% 5/15/16                                                                         95,000                     101,531
GTE Hawaiian Telephone 7.375% 9/1/06                                                     380,000                     383,800
#Hanarotelecom 144A 7.00% 2/1/12                                                         300,000                     295,705
Insight Midwest 10.50% 11/1/10                                                           300,000                     317,625
Liberty Media
  o5.991% 9/17/06                                                                              0                           0
   8.25% 2/1/30                                                                          155,000                     154,400
   8.50% 7/15/29                                                                         290,000                     292,425
MCI
   6.908% 5/1/07                                                                         235,000                     237,938
   7.688% 5/1/09                                                                         165,000                     170,569
News America 6.20% 12/15/34                                                                    0                           0
Nextel Communications 6.875% 10/31/13                                                    285,000                     299,055
SBC Communications 4.125% 9/15/09                                                        545,000                     525,327
Sprint Capital 8.75% 3/15/32                                                             355,000                     465,635
Telecom Italia Capital
   4.00% 1/15/10                                                                         235,000                     223,439
   6.00% 9/30/34                                                                               0                           0
Telefonos de Mexico 4.50% 11/19/08                                                             0                           0
Time Warner Entertainment 8.375% 3/15/23                                                 284,000                     329,721
US Unwired 10.00% 6/15/12                                                                100,000                     113,750
Vodafone Group 5.375% 1/30/15                                                            370,000                     367,942
                                                                                                 ----------------------------
                                                                                                                   7,590,949
                                                                                                 ----------------------------

Consumer Cyclical
ArvinMeritor 6.625% 6/15/07                                                              225,000                     222,188
Autonation 9.00% 8/1/08                                                                  195,000                     210,356
Corrections Corporation of America 7.50% 5/1/11                                          215,000                     222,794
oDaimlerChrysler Holdings 4.78% 10/31/08                                                 530,000                     532,159
DR Horton 5.25% 2/15/15                                                                        0                           0
Ford Motor 7.45% 7/16/31                                                                 895,000                     664,538
Ford Motor Credit
   5.625% 10/1/08                                                                        315,000                     286,551
   5.70% 1/15/10                                                                         530,000                     469,188
   6.625% 6/16/08                                                                        385,000                     362,472
Fortune Brands
   5.375% 1/15/16                                                                        245,000                     241,102
   5.875% 1/15/36                                                                        190,000                     184,522
#Galaxy Entertainment 144A 9.875% 12/15/12                                               230,000                     236,900
General Motors 8.375% 7/15/33                                                            340,000                     253,300
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                         710,000                     673,990
   6.875% 9/15/11                                                                        440,000                     420,560
   8.00% 11/1/31                                                                         875,000                     894,630
Hilton Hotels 7.625% 5/15/08                                                             370,000                     386,616
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                         0                           0
Johnson Controls 5.00% 11/15/06                                                                0                           0
Kohl's 7.25% 6/1/29                                                                            0                           0
Lodgenet Entertainment 9.50% 6/15/13                                                           0                           0
May Department Stores
   3.95% 7/15/07                                                                               0                           0
   6.65% 7/15/24                                                                         145,000                     151,536
#Neiman Marcus 144A 10.375% 10/15/15                                                     265,000                     274,606
Office Depot 6.25% 8/15/13                                                               240,000                     244,241
Penney (J.C.) 7.65% 8/15/16                                                              315,000                     357,268
Time Warner 8.18% 8/15/07                                                                215,000                     224,374
Visteon
   7.00% 3/10/14                                                                         425,000                     331,500
   8.25% 8/1/10                                                                          845,000                     716,138
                                                                                                 ----------------------------
                                                                                                                   8,561,529
                                                                                                 ----------------------------

Consumer Non-Cyclical
Altria Group 7.65% 7/1/08                                                                385,000                     406,420
#AmerisourceBergen 144A
   5.875% 9/15/15                                                                              0                           0
   5.625% 9/15/12                                                                        375,000                     377,813
Archer-Daniels-Midland 7.00% 2/1/31                                                            0                           0
#Baxter FinCo 144A 4.75% 10/15/10                                                        500,000                     491,525
Baxter International 5.196% 2/16/08                                                            0                           0
Biovail 7.875% 4/1/10                                                                    345,000                     358,369
Constellation Brands 8.125% 1/15/12                                                            0                           0
Genentech 4.75% 7/15/15                                                                        0                           0
HCA 5.50% 12/1/09                                                                        300,000                     297,274
#Hertz 144A 10.50% 1/1/16                                                                310,000                     325,500
Kraft Foods
   4.125% 11/12/09                                                                       790,000                     762,420
   5.25% 6/1/07
   6.50% 11/1/31                                                                          55,000                      59,450
Medco Health Solutions 7.25% 8/15/13
MedPartners 7.375% 10/1/06                                                               605,000                     614,075
Merck
   4.75% 3/1/15                                                                                0                           0
   5.95% 12/1/28                                                                         225,000                     226,943
#Miller Brewing 144A
   4.25% 8/15/08                                                                         440,000                     431,016
   5.50% 8/15/13                                                                         435,000                     438,323
Pilgrim's Pride 9.625% 9/15/11                                                           205,000                     218,325
Schering-Plough
   5.55% 12/1/13                                                                         225,000                     227,342
   6.75% 12/1/33                                                                               0                           0
Universal 6.50% 2/15/06                                                                        0                           0
UST 6.625% 7/15/12                                                                             0                           0
WellPoint
   4.25% 12/15/09                                                                        170,000                     165,063
   5.85% 1/15/36                                                                         335,000                     334,745
Wyeth 5.50% 2/1/14                                                                       890,000                     897,723
                                                                                                 ----------------------------
                                                                                                                   6,632,326
                                                                                                 ----------------------------

Electric
Alabama Power 5.875% 12/1/22                                                                   0                           0
oAVA Capital Trust III 6.50% 4/1/34                                                      170,000                     171,003
Avista
   7.75% 1/1/07                                                                                0                           0
   9.75% 6/1/08                                                                          300,000                     327,328
BVPS II Funding 8.33% 12/1/07                                                            549,000                     572,579
CenterPoint Energy Houston Electric 5.60% 7/1/23                                               0                           0
Cleveland Electric Illuminating 7.88% 11/1/17                                                  0                           0
Constellation Energy 7.60% 4/1/32                                                        255,000                     305,376
Detroit Edison 4.80% 2/15/15                                                                   0                           0
Dominion Resources 6.30% 3/15/33                                                         455,000                     460,239
Duke Capital
   4.331% 11/16/06                                                                             0                           0
   5.668% 8/15/14                                                                        460,000                     462,031
Entergy Gulf States 5.12% 8/1/10                                                         325,000                     315,992
FPL Group Capital 4.086% 2/16/07                                                         240,000                     237,670
Monongahela Power 5.00% 10/1/06                                                                0                           0
NRG Energy 7.375% 2/1/16                                                                 305,000                     311,863
NRG Energy Bank 6.66% 2/2/13                                                                   0                           0
PacifiCorp 7.00% 7/15/09                                                                 500,000                     529,494
Pacific Gas & Electric 6.05% 3/1/34                                                      500,000                     510,823
Peco Energy 5.95% 11/1/11                                                                      0                           0
#Power Contract Financing 144A
   5.20% 2/1/06                                                                          147,911                     147,911
   6.256% 2/1/10                                                                         385,000                     390,115
#Power Receivables Finance 144A 6.29% 1/1/12                                                   0                           0
oProgress Energy 5.03% 1/15/10                                                           225,000                     225,125
PSEG Power 5.50% 12/1/15                                                                       0                           0
oSCANA 4.56% 3/1/08                                                                            0                           0
TECO Energy 7.20% 5/1/11                                                                 285,000                     304,238
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                             198,993                     202,968
Westar Energy 6.00% 7/1/14                                                                     0                           0
                                                                                                 ----------------------------
                                                                                                                   5,474,755
                                                                                                 ----------------------------

Energy
Amerada Hess 7.125% 3/15/33                                                              390,000                     445,781
#Canadian Oil Sands 144A 4.80% 8/10/09                                                   165,000                     162,179
ConocoPhillips 5.90% 10/15/32                                                                  0                           0
EnCana 6.50% 8/15/34                                                                     240,000                     264,330
Energy Transfer 5.95% 2/1/15                                                             430,000                     431,929
Naftogaz Ukrainy 8.125% 9/30/09                                                          400,000                     404,760
Nexen 5.875% 3/10/35                                                                     295,000                     288,307
#Ras Laffan LNG III 144A 5.838% 9/30/27                                                  345,000                     340,304
SEACOR Holdings 7.20% 9/15/09                                                            400,000                     415,819
oSecunda International 12.60% 9/1/12                                                     360,000                     383,400
SESI 8.875% 5/15/11                                                                      125,000                     131,563
Siberian Oil 10.75% 1/15/09                                                              475,000                     538,792
Smith International 7.00% 9/15/07                                                        655,000                     674,099
Talisman Energy 5.85% 2/1/37                                                             325,000                     320,831
Tyumen Oil 11.00% 11/6/07                                                                270,000                     294,624
USX 9.125% 1/15/13                                                                             0                           0
Weatherford International 4.95% 10/15/13                                                       0                           0
                                                                                                 ----------------------------
                                                                                                                   5,096,718
                                                                                                 ----------------------------

Financials
American General Finance 4.875% 7/15/12                                                  460,000                     446,706
oBerkshire Hathaway 4.61% 1/11/08                                                              0                           0
Capital One Bank 5.75% 9/15/10                                                           365,000                     372,828
Capital One Financial 4.738% 5/17/07                                                     410,000                     407,978
Household Finance 4.625% 9/15/10                                                               0                           0
HSBC Finance 5.00% 6/30/15                                                                     0                           0
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                           500,000                     502,059
#Mantis Reef 144A 4.799% 11/3/09                                                         385,000                     376,329
MBNA 5.00% 6/15/15                                                                       335,000                     328,238
Nuveen Investments 5.00% 9/15/10                                                         340,000                     333,501
Residential Capital
  o5.67% 11/21/08                                                                        285,000                     287,781
   6.125% 11/21/08                                                                       520,000                     525,637
   6.375% 6/30/10                                                                        147,000                     150,829
   6.875% 6/30/15                                                                        895,000                     963,612
o#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                       1,430,000                   1,507,371
o#ZFS Finance USA Trust I 144A 6.15% 12/15/65                                            500,000                     502,684
o#ZFS Finance USA Trust II 144A 6.45% 12/15/65                                           500,000                     506,205
                                                                                                 ----------------------------
                                                                                                                   7,211,758
                                                                                                 ----------------------------

Industrial
Trimas 9.875% 6/15/12                                                                          0                           0
                                                                                                 ----------------------------
                                                                                                                           0
                                                                                                 ----------------------------

Insurance
#American International Group 144A 5.05% 10/1/15                                         380,000                     370,769
#Farmers Exchange Capital 144A 7.05% 7/15/28                                             365,000                     381,007
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                          260,000                     262,409
   8.625% 5/1/24                                                                         435,000                     521,779
#Liberty Mutual 144A
   5.75% 3/15/14                                                                         420,000                     416,084
   7.00% 3/15/34                                                                         145,000                     151,120
Marsh & McLennan
  o4.72% 7/13/07                                                                         475,000                     474,437
   5.15% 9/15/10                                                                         175,000                     173,486
   5.375% 3/15/07                                                                              0                           0
   5.375% 7/15/14                                                                         55,000                      53,759
   5.75% 9/15/15                                                                         266,000                     266,468
   5.875% 8/1/33                                                                         630,000                     597,971
MetLife 5.00% 6/15/15                                                                    370,000                     362,264
Montpelier Re Holdings 6.125% 8/15/13                                                    475,000                     461,623
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                          305,000                     364,122
#Nippon Life Insurance 144A 4.875% 8/9/10                                                615,000                     604,882
oø#North Front Pass-Through Trust 144A 5.81% 12/15/24                                  1,000,000                     996,909
o#Oil Insurance 144A 5.15% 8/15/33                                                       645,000                     639,310
Phoenix 6.675% 2/16/08                                                                   255,000                     256,887
Saint Paul Travelers 5.01% 8/16/07                                                             0                           0
oø#Twin Reefs Pass-Through Trust 144A 5.42% 12/31/49                                     400,000                     400,410
Willis Group
   5.125% 7/15/10                                                                        385,000                     382,559
   5.625% 7/15/15                                                                        435,000                     434,985
                                                                                                 ----------------------------
                                                                                                                   8,573,240
                                                                                                 ----------------------------

Natural Gas
Atmos Energy
   4.00% 10/15/09                                                                        360,000                     344,299
  o4.975% 10/15/07                                                                             0                           0
Enterprise Products Operating
   4.00% 10/15/07                                                                              0                           0
   4.625% 10/15/09                                                                       275,000                     267,930
#GulfSouth Pipeline 144A 5.05% 2/1/15                                                          0                           0
KeySpan Gas East 6.90% 1/15/08                                                                 0                           0
Northern Border Pipeline 6.25% 5/1/07                                                    335,000                     338,637
ONEOK 5.51% 2/16/08                                                                      480,000                     482,269
Sempra Energy
   4.621% 5/17/07                                                                              0                           0
   4.75% 5/15/09                                                                               0                           0
  o4.84% 5/21/08                                                                         245,000                     245,667
Texas East Transmission 5.25% 7/15/07                                                          0                           0
Valero Logistics Operations 6.05% 3/15/13                                                475,000                     490,039
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                           0                           0
                                                                                                 ----------------------------
                                                                                                                   2,168,841
                                                                                                 ----------------------------

Real Estate
Brandywine Operating Partnetrship 5.625% 12/15/10                                              0                           0
Developers Diversified Realty
   4.625% 8/1/10                                                                         610,000                     590,179
   5.375% 10/15/12                                                                             0                           0
                                                                                                 ----------------------------
                                                                                                                     590,179
                                                                                                 ----------------------------

Technology
#Oracle 144A 5.25% 1/15/16                                                               455,000                     448,922
                                                                                                 ----------------------------
                                                                                                                     448,922
                                                                                                 ----------------------------
Transportation
American Airlines 6.817% 5/23/11                                                         340,000                     327,834
oBNSF Funding Trust I 6.613% 12/15/55                                                    230,000                     238,166
Continental Airlines 6.503% 6/15/11                                                      490,000                     479,492
oCSX 4.561% 8/3/06                                                                             0                           0
#Erac Usa Finance 144A
   5.30% 11/15/08                                                                        205,000                     205,285
   7.35% 6/15/08                                                                         415,000                     434,002
United AirLines
    7.73% 7/1/10                                                                         214,836                     212,769
   ø8.70% 10/7/08                                                                        674,207                     468,256
                                                                                                 ----------------------------
                                                                                                                   2,365,804
                                                                                                 ----------------------------
Total Corporate Bonds                                                                                             71,782,403
                                                                                                 ----------------------------

Foreign Agencies
Pemex Master Trust 6.125% 8/15/08                                                        725,000                     740,225
#Pemex Master Trust 144A 6.625% 6/15/35                                                  770,000                     771,733
                                                                                                 ----------------------------
Total Foreign Agencies                                                                                             1,511,958
                                                                                                 ----------------------------

Limited Partnership
#@=KBSI Partnership                                                                            1                       8,505
                                                                                                 ----------------------------
Total Limited Partnership                                                                                              8,505
                                                                                                 ----------------------------

Municipal Bonds
American Eagle Northwest Series A 4.97% 12/15/18                                         130,000                     126,879
California State 5.00% 2/1/33                                                            410,000                     420,697
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                     335,000                     350,507
Colorado Department of Transportation Revenue Series B 5.00%
   12/15/13 (FGIC)                                                                       410,000                     443,997
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                         185,000                     196,871
Illinois State Taxable Pension 5.10% 6/1/33                                              300,000                     291,282
New York State Sales Tax Asset Receivables Series A 5.25%
   10/15/27 (AMBAC)                                                                      345,000                     371,817
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                         235,000                     250,355
Oregon State Taxable Pension 5.892% 6/1/27                                               345,000                     368,453
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                   115,000                     116,785
   6.07% 7/1/26                                                                          135,000                     140,906
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                            0                           0
                                                                                                 ----------------------------
Municipal Bonds                                                                                                    3,078,549
                                                                                                 ----------------------------

Non-Agency Asset Backed Securities
#Countrywide Asset-Backed Certificates Series 2004-1 NIM 144A
   6.00% 5/25/34                                                                               0                           0
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                       285,000                     267,339
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                             48,398                      48,277
Mid-State Trust Series 11 A1 4.864% 7/15/38                                              119,702                     113,504
Mid-State Trust Series 2004-1 A 6.005% 8/15/37                                            91,946                      93,931
Mid-State Trust Series 2005-1 A 5.745% 1/15/40                                                 0                           0
oRenaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                     340,000                     335,311
Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                          0                           0
#Sharp NIM Trust
   Series 2004-IM1N N1 144A 6.85% 3/25/34                                                 22,349                      22,349
   Series 2003-HE1N N 144A 6.90% 11/25/33                                                  7,067                       7,054
   Series 2004-2N 144A 7.00% 1/25/34                                                      48,872                      48,872
#Sierra Receivables Funding Company Series 2003-1A A  144A
   3.09% 1/15/14                                                                               0                           0
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                            260,099                     240,212
                                                                                                 ----------------------------
Total Non-Agency Asset Backed Securities                                                                           1,176,849
                                                                                                 ----------------------------

Non-Agency Collateralized Mortgage Obligations
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2
   4.75% 8/25/35                                                                               0                           0
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36                      230,000                     230,460
oFirst Horizon Asset Securities Series 2004-AR7 1A1 4.473% 2/25/35                             0                           0
oJP Morgan Mortgage Trust Series 2005-A2 2A1 4.731% 4/25/35                              155,974                     155,048
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                   307,651                     308,732
oMASTR Adjustable Rate Mortgage Trust 2004-10 2A2 4.973% 10/25/34                        244,011                     245,483
o#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                       208,756                     206,313
oMLCC Mortgage Investors Series 2005-1 1A 4.739% 4/25/35                                 202,620                     201,480
oStructured Adjustable Rate Mortgage Loan Trust Series 2005-18 6A1
   5.337% 9/25/35                                                                              0                           0
oWashington Mutual Series 2005-AR3 A1 4.65% 3/25/35                                      580,976                     571,385
                                                                                                 ----------------------------
Total Non-Agency Collateralized Mortgage Obligations                                                               1,918,901
                                                                                                 ----------------------------

Preferred Stock
Nexen 7.35%                                                                                7,065                     181,217
                                                                                                 ----------------------------
Total Preferred Stock                                                                                                181,217
                                                                                                 ----------------------------

=@Private Placement Securites - Debt
#Anglo Irish Bank Series A 144A 9.10% 9/30/06                                          1,000,000                   1,028,156
¢Continental Auto Receivables Series A 12.00% 12/31/06                                   500,000                      30,000
Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12                           500,000                     539,690
#Deloitte & Touche Series B 144A 7.41% 10/1/11                                           545,783                     556,098
#New Boston Garden 144A 8.45% 9/22/15                                                    686,392                     728,790
‡Zelenka Evergreen 13.75% 5/4/07                                                         582,184                           0
                                                                                                 ----------------------------
Total Private Placement Securites - Debt                                                                           2,882,734
                                                                                                 ----------------------------

=@Private Placement Securities - Equity
CIC Acquisition (Conso International) PIk for Preferred Stock 12.00%                         368                           0
†CIC Acquisition (Conso International) Warrants For Preferred Stock
   (Clawback Provision), exercise price $0.01, expiration date 3/1/10                        437                           0
†CIC Acquisition (Conso International) Warrants for Preferred Stock,
   exercise price $0.01, expiration date 3/1/10                                              347                           0
                                                                                                 ----------------------------
Total Private Placement Securities - Equity                                                                                0
                                                                                                 ----------------------------

Regional Agency
Australia
Queensland Treasury 6.00% 10/14/15                                                       584,000                     459,622
                                                                                                 ----------------------------
                                                                                                                     459,622
Total Regional Agency                                                                                                459,622
                                                                                                 ----------------------------

Regional Authority
Canada
Ontario Province 4.50% 3/8/15                                                            179,000                     157,916
Quebec Province 5.00% 12/1/15                                                             11,000                       9,980
                                                                                                 ----------------------------
                                                                                                                     167,896
                                                                                                 ----------------------------
Total Regional Authority                                                                                             167,896
                                                                                                 ----------------------------

«@Senior Secured Loans
Dex Media West Loan Tranche B 6.28% 9/14/10                                                    0                           0
Neiman Marcus Term Bank Loan 6.475% 4/6/13                                               949,367                     958,861
Qwest Communications Bank Loan Tranche A 8.53% 6/30/07                                   500,000                     512,500
Qwest Communications Bank Loan Tranche B 6.95% 6/30/10                                         0                           0
                                                                                                 ----------------------------
                                                                                                 ----------------------------
Total Senior Secured Loans                                                                                         1,471,361
                                                                                                 ----------------------------

Sovereign Debt
Brazil
Republic of Brazil 12.50% 1/5/16                                                       1,124,000                     520,841
                                                                                                 ----------------------------
                                                                                                                     520,841
                                                                                                 ----------------------------

El Salvador
Republic of El Salvador 7.65% 6/15/35                                                    240,000                     258,000
                                                                                                 ----------------------------
                                                                                                                     258,000
                                                                                                 ----------------------------

Germany
Deutsche Bundesrepublik 5.00% 7/4/11                                                     357,000                     470,778
                                                                                                 ----------------------------
                                                                                                                     470,778
                                                                                                 ----------------------------

Poland
Poland Government 6.25% 10/24/15                                                         299,000                     103,957
                                                                                                 ----------------------------
                                                                                                                     103,957
                                                                                                 ----------------------------

Russia
@øRussian Paris Club Participation Note 1.975% 8/20/20                                33,110,403                     282,187
                                                                                                 ----------------------------
                                                                                                                     282,187
                                                                                                 ----------------------------

Sweden
Swedish Government
   4.00% 12/1/09                                                                       2,250,000                     305,503
   4.50% 8/12/15                                                                       1,295,000                     184,912
   5.00% 12/1/20                                                                         810,000                     125,053
                                                                                                 ----------------------------
                                                                                                                     615,468
                                                                                                 ----------------------------

United Kingdom
U.K. Treasury 8.00% 9/27/13                                                              213,000                     472,707
                                                                                                 ----------------------------
                                                                                                                     472,707
                                                                                                 ----------------------------

Uruguay
Republic of Uruguay 8.00% 11/18/22                                                       130,000                     135,850
                                                                                                 ----------------------------
                                                                                                                     135,850
                                                                                                 ----------------------------

Venezuela
Venezuela Government 9.375% 1/13/34                                                      240,000                     300,600
                                                                                                 ----------------------------
                                                                                                                     300,600
                                                                                                 ----------------------------
Total Soveriegn Debt                                                                                               3,160,388
                                                                                                 ----------------------------

Supranational Banks
Inter-American Development Bank 1.90% 7/8/09                                                   0                           0
                                                                                                 ----------------------------
Total Supranational Banks                                                                                                  0
                                                                                                 ----------------------------

U.S. Treasury Obligations
?U.S. Treasury Bond 5.375% 2/15/31                                                        50,000                      55,059
U.S. Treasury Inflation Index Notes
   1.875% 7/15/15                                                                        340,410                     337,178
   2.00% 1/15/16                                                                         234,022                     234,306
   2.00% 1/15/26                                                                         194,189                     193,899
U.S. Treasury Notes
   4.375% 1/31/08                                                                        125,000                     124,678
   4.50% 11/15/15                                                                              0                           0
  ?5.375% 2/15/31                                                                        100,000                     110,117
                                                                                                 ----------------------------
Total U.S. Treasury Obligations                                                                                    1,055,237
                                                                                                 ----------------------------

Warrants
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                 975                           0
                                                                                                 ----------------------------
Total Warrants                                                                                                             0
                                                                                                 ----------------------------

Commercial Paper
UBS Finance 4.47% 2/1/06                                                               1,300,000                   1,300,000
                                                                                                 ----------------------------
Total Commercial Paper                                                                                             1,300,000
                                                                                                 ----------------------------

Repurchase Agreements
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be
  repurchased at $2,960,359, collateralized by $1,393,000
  U.S. Treasury Notes due 5/15/06, market value $1,389,026,
  $653,000 U.S. Treasury Notes 2.375%, due 8/15/06, market
  value $652,757 and $987,000 U.S. Treasury Notes 2.675%
  due 11/15/06, market value $978,304)                                                         0                           0

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be
  repurchased at $2,089,253, collateralized by $162,000
  U.S. Treasury Bills due 6/22/06, market value $159,106,
  $955,000 U.S. Treasury Notes 3.50% due 11/15/06, market
  value $953,771 and $1,044000 U.S. Treasury Notes 3.625%
  due 7/15/09, market value $1,018,484)                                                        0                           0
                                                                                                 ----------------------------
Total Repurchase Agreements                                                                                                0
                                                                                                 ----------------------------

Total Investments at Market                                                                                       94,270,358
                                                                                                 ----------------------------

Total Investments at Cost                                                                                         95,646,761
                                                                                                 ----------------------------

                                                                                       Delaware Corporate Bond Fund
                                                                                              Pro Forma Combined
                                                                                  Par/Shares(degree)    Market Value (US$)

Agency Collateralized Mortgage Obligations
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24                                    $35,944                     $38,017
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                            574,859                     562,922
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                   705,000                     701,178
Freddie Mac Series 2890 PC 5.00% 7/15/30                                             1,405,000                   1,372,272
GNMA Series 2003-5 B 4.486% 10/16/25                                                   540,000                     527,075
                                                                                               ----------------------------
Total Agency Collateralized Mortgage Obligations                                                                 3,201,464
                                                                                               ----------------------------

Agency Mortgage-Backed Securities
Fannie Mae S.F. 30 yr TBA 7.00% 2/15/36                                                210,000                     218,269
                                                                                               ----------------------------
Total Agency Mortgage-Backed Securities                                                                            218,269
                                                                                               ----------------------------

=@Collateralized Bond Obligations
#Alliance Capital Funding CBO Series  ACF 1 A3 144A 5.84% 2/15/10                      125,695                     125,695
Golden Tree High Yield Opportunities Series 1 C1 9.404% 10/31/07                       320,000                     322,971
#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                    1,215,984                   1,227,384
#Magnetite Asset Investor CDO Series 3 C1 144A 8.786% 1/31/08                          500,000                     506,541
#Putnam CBO II Limited 144A 6.875% 11/8/09                                             182,057                     183,877
o#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                               337,848                     338,534
#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                         500,000                     507,450
                                                                                               ----------------------------
Total Collateralized Bond Obligations                                                                            3,212,452
                                                                                               ----------------------------

Commercial Mortgage-Backed Securities
Banc of America Commercial Mortgage Securities Series 2005-1 A3
   4.877% 11/10/42                                                                     560,000                     554,138
oBanc of America Commercial Mortgage Securities Series 2005-2 A5
   4.857% 7/10/43                                                                      580,000                     562,529
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E
   144A 5.064% 5/14/16                                                               1,105,000                   1,104,051
oøCommercial Mortgage Pass Through Certificates Series 2005-C6
   A5A 5.116% 6/10/44                                                                  870,000                     860,121
General Electric Capital Commercial Mortgage Trust Series 2005-C2
   A2 4.706% 5/10/43                                                                   570,000                     560,256
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                 245,000                     238,067
Greenwich Capital Commercial Funding Series 2005-GG5 A2 5.117% 4/10/37               2,200,000                   2,197,420
JPMorgan Chase Commercial Mortgage Securities Series 2002-C2
   A2 5.05% 12/12/34                                                                   800,000                     792,000
oJPMorgan Chase Commercial Mortgage Securities Series
   2005-CB11 A4 5.335% 8/12/37                                                       3,400,000                   3,405,278
LB-UBS Commercial Mortgage Trust Series 2006-C1A A2 5.084% 2/15/31                     540,000                     538,482
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34                    325,000                     314,668
Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38                       1,065,000                   1,055,349
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                           935,000                     901,860
                                                                                               ----------------------------
Total Commercial Mortgage-Backed Securities                                                                     13,084,219
                                                                                               ----------------------------

Corporate Bonds
Banking
o#Banco Santander 144A 4.81% 12/9/09                                                 1,025,000                   1,021,977
oBarclays Bank 6.278% 12/29/49                                                       1,620,000                   1,614,938
BB&T Capital Trust I 5.85% 8/18/35                                                   2,065,000                   2,041,746
o#BNP Paribas 144A 5.186% 6/29/49                                                    1,580,000                   1,520,968
Citigroup                                                                                    0                           0
   5.875% 2/22/33                                                                      690,000                     705,084
   6.625% 6/15/32                                                                      330,000                     369,650
#Corestates Capital I Trust I 144A 8.00% 12/15/26                                      630,000                     666,115
Deustche Bank 8.00% 9/29/06                                                         49,000,000                     779,045
Fifth Third Bank 4.75% 2/1/15                                                        2,125,000                   2,047,357
Frost National Bank 6.875% 8/1/11                                                      225,000                     240,932
o#HBOS 144A 5.92% 9/29/49                                                            1,400,000                   1,401,759
#ICICI Bank 144A 5.75% 11/16/10                                                      2,750,000                   2,762,952
#Mizuho Financial Group 144A 5.79% 4/15/14                                           1,635,000                   1,677,193
Popular North America 4.25% 4/1/08                                                     785,000                     769,295
Popular North America Capital Trust I 6.564% 9/15/34                                 1,730,000                   1,741,669
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                    1,870,000                   1,839,964
oRBS Capital Trust I 4.709% 12/29/49                                                   895,000                     845,879
o#Skandinaviska Enskilda 144A 8.125% 9/29/49                                           835,000                     850,785
#Sovereign Bancorp 144A 4.80% 9/1/10                                                 2,435,000                   2,379,322
o#Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                        2,030,000                   2,018,169
o#United Overseas Bank 144A 5.375% 9/3/19                                            1,315,000                   1,296,832
oWachovia Capital Trust III 5.80% 8/29/49                                            3,935,000                   3,947,288
Western Financial 9.625% 5/15/12                                                     1,350,000                   1,518,750
Wilmington Trust 4.875% 4/15/13                                                        365,000                     357,592
                                                                                               ----------------------------
                                                                                                                34,415,261
                                                                                               ----------------------------

Basic Industry
Abitibi-Consolidated
   6.95% 12/15/06                                                                      583,000                     590,288
   7.875% 8/1/09                                                                     1,100,000                   1,078,000
Alcan 5.75% 6/1/35                                                                     800,000                     773,012
Barrick Gold 5.80% 11/15/34                                                          1,550,000                   1,493,017
Bowater 9.00% 8/1/09                                                                 1,490,000                   1,540,287
Donohue Forest Products 7.625% 5/15/07                                               2,650,000                   2,689,750
Georgia-Pacific 8.875% 5/15/31                                                       3,452,000                   3,572,819
Huntsman International 10.125% 7/1/09                                                1,085,000                   1,127,044
IMC Global 7.375% 8/1/18                                                               300,000                     310,125
Ispat Inland 9.75% 4/1/14                                                            1,755,000                   2,027,025
Lubrizol 4.625% 10/1/09                                                              2,590,000                   2,536,400
Newmont Gold 8.91% 1/5/09                                                              334,769                     348,410
Newmont Mining 5.875% 4/1/35                                                         2,125,000                   2,076,544
Norske Skog 8.625% 6/15/11                                                           1,713,000                   1,653,045
Placer Dome 6.45% 10/15/35                                                           1,660,000                   1,734,144
Sherwin-Williams 6.85% 2/1/07                                                          681,000                     694,024
Southern Peru 7.50% 7/27/35                                                          3,015,000                   3,027,464
Stone Container
   9.25% 2/1/08                                                                      1,015,000                   1,047,988
   9.75% 2/1/11                                                                      1,610,000                   1,634,150
Vale Overseas 6.25% 1/11/16                                                            690,000                     693,450
Witco 6.875% 2/1/26                                                                    325,000                     313,625
                                                                                               ----------------------------
                                                                                                                30,960,611
                                                                                               ----------------------------

Brokerage
Amvescap 4.50% 12/15/09                                                              2,870,000                   2,805,841
E Trade Financial 8.00% 6/15/11                                                        480,000                     501,600
#E Trade Financial 144A 8.00% 6/15/11                                                1,315,000                   1,374,175
Goldman Sachs
   5.25% 10/15/13                                                                    1,855,000                   1,838,468
   6.125% 2/15/33                                                                      745,000                     774,141
   6.345% 2/15/34                                                                    3,090,000                   3,214,203
Jefferies Group 6.25% 1/15/36                                                        1,315,000                   1,296,621
LaBranche & Company 9.50% 5/15/09                                                    1,930,000                   2,065,100
Lehman Brothers Holdings 4.50% 7/26/10                                               1,920,000                   1,875,082
o#Lehman Brothers Holdings E-Captial Trust I 144A 5.15% 8/19/65                        400,000                     401,548
Merrill Lynch 5.00% 1/15/15                                                            780,000                     762,115
Morgan Stanley
  o4.54% 11/24/06                                                                      350,000                     350,465
   4.75% 4/1/14                                                                      1,485,000                   1,415,439
   5.05% 1/21/11                                                                     1,540,000                   1,531,399
   5.375% 10/15/15                                                                   1,580,000                   1,571,246
                                                                                               ----------------------------
                                                                                                                21,777,443
                                                                                               ----------------------------

Capital Goods
Allied Waste North America 9.25% 9/1/12                                              1,114,000                   1,211,476
#Sealed Air 144A 5.375% 4/15/08                                                        830,000                     831,532
York International 6.625% 8/15/06                                                      225,000                     226,490
                                                                                               ----------------------------
                                                                                                                 2,269,498
                                                                                               ----------------------------

Communications
AT&T Wireless Services
   7.875% 3/1/11                                                                       725,000                     810,909
   8.75% 3/1/31                                                                      3,560,000                   4,678,878
BellSouth 4.20% 9/15/09                                                              2,910,000                   2,817,639
Citizens Communications
   7.625% 8/15/08                                                                    1,115,000                   1,167,963
   9.25% 5/15/11                                                                       890,000                     983,450
Comcast 6.50% 11/15/35                                                               2,660,000                   2,673,302
Cox Communications 4.625% 1/15/10                                                    2,525,000                   2,440,623
CSC Holdings
   8.125% 7/15/09                                                                      120,000                     122,400
   8.125% 8/15/09                                                                      950,000                     969,000
   10.50% 5/15/16                                                                      475,000                     507,656
GTE Hawaiian Telephone 7.375% 9/1/06                                                 1,545,000                   1,560,450
#Hanarotelecom 144A 7.00% 2/1/12                                                     1,250,000                   1,232,104
Insight Midwest 10.50% 11/1/10                                                       1,690,000                   1,789,288
Liberty Media
  o5.991% 9/17/06                                                                    1,233,000                   1,240,928
   8.25% 2/1/30                                                                        845,000                     841,728
   8.50% 7/15/29                                                                     1,590,000                   1,603,297
MCI
   6.908% 5/1/07                                                                     1,755,000                   1,776,938
   7.688% 5/1/09                                                                       835,000                     863,182
News America 6.20% 12/15/34                                                          2,475,000                   2,424,319
Nextel Communications 6.875% 10/31/13                                                1,280,000                   1,343,123
SBC Communications 4.125% 9/15/09                                                    3,245,000                   3,127,861
Sprint Capital 8.75% 3/15/32                                                         2,050,000                   2,688,877
Telecom Italia Capital
   4.00% 1/15/10                                                                     1,550,000                   1,473,745
   6.00% 9/30/34                                                                     1,825,000                   1,733,856
Telefonos de Mexico 4.50% 11/19/08                                                   1,825,000                   1,788,735
Time Warner Entertainment 8.375% 3/15/23                                             1,309,000                   1,519,734
US Unwired 10.00% 6/15/12                                                              580,000                     659,750
Vodafone Group 5.375% 1/30/15                                                        1,695,000                   1,685,572
                                                                                               ----------------------------
                                                                                                                46,525,307
                                                                                               ----------------------------

Consumer Cyclical
ArvinMeritor 6.625% 6/15/07                                                            990,000                     977,626
Autonation 9.00% 8/1/08                                                              1,110,000                   1,197,412
Corrections Corporation of America 7.50% 5/1/11                                      1,165,000                   1,207,232
oDaimlerChrysler Holdings 4.78% 10/31/08                                             2,900,000                   2,911,814
DR Horton 5.25% 2/15/15                                                              2,630,000                   2,467,240
Ford Motor 7.45% 7/16/31                                                             5,010,000                   3,719,926
Ford Motor Credit
   5.625% 10/1/08                                                                    1,390,000                   1,264,462
   5.70% 1/15/10                                                                     2,255,000                   1,996,263
   6.625% 6/16/08                                                                    1,795,000                   1,689,969
Fortune Brands
   5.375% 1/15/16                                                                    1,405,000                   1,382,646
   5.875% 1/15/36                                                                    1,090,000                   1,058,573
#Galaxy Entertainment 144A 9.875% 12/15/12                                           1,435,000                   1,478,050
General Motors 8.375% 7/15/33                                                        2,000,000                   1,490,000
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                     4,830,000                   4,585,032
   6.875% 9/15/11                                                                    4,805,000                   4,592,705
   8.00% 11/1/31                                                                     5,115,000                   5,229,753
Hilton Hotels 7.625% 5/15/08                                                         1,440,000                   1,504,668
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                 515,000                     508,380
Johnson Controls 5.00% 11/15/06                                                      1,208,000                   1,205,485
Kohl's 7.25% 6/1/29                                                                    425,000                     473,116
Lodgenet Entertainment 9.50% 6/15/13                                                   335,000                     363,475
May Department Stores
   3.95% 7/15/07                                                                     1,625,000                   1,596,051
   6.65% 7/15/24                                                                       860,000                     898,763
#Neiman Marcus 144A 10.375% 10/15/15                                                 1,435,000                   1,487,019
Office Depot 6.25% 8/15/13                                                           1,295,000                   1,317,884
Penney (J.C.) 7.65% 8/15/16                                                          1,820,000                   2,064,213
Time Warner 8.18% 8/15/07                                                            2,955,000                   3,083,843
Visteon
   7.00% 3/10/14                                                                     2,315,000                   1,805,700
   8.25% 8/1/10                                                                      4,205,000                   3,563,738
                                                                                               ----------------------------
                                                                                                                57,121,038
                                                                                               ----------------------------

Consumer Non-Cyclical
Altria Group 7.65% 7/1/08                                                            1,585,000                   1,673,184
#AmerisourceBergen 144A
   5.875% 9/15/15                                                                      125,000                     127,188
   5.625% 9/15/12                                                                    1,785,000                   1,798,388
Archer-Daniels-Midland 7.00% 2/1/31                                                    750,000                     869,646
#Baxter FinCo 144A 4.75% 10/15/10                                                    2,600,000                   2,555,928
Baxter International 5.196% 2/16/08                                                    720,000                     720,848
Biovail 7.875% 4/1/10                                                                1,995,000                   2,072,307
Constellation Brands 8.125% 1/15/12                                                    632,000                     665,180
Genentech 4.75% 7/15/15                                                                545,000                     526,659
HCA 5.50% 12/1/09                                                                      875,000                     867,048
#Hertz 144A 10.50% 1/1/16                                                            1,735,000                   1,821,750
Kraft Foods
   4.125% 11/12/09                                                                   3,675,000                   3,546,705
   5.25% 6/1/07                                                                        750,000                     751,114
   6.50% 11/1/31                                                                       370,000                     399,936
Medco Health Solutions 7.25% 8/15/13                                                 3,530,000                   3,860,101
MedPartners 7.375% 10/1/06                                                           2,555,000                   2,593,325
Merck
   4.75% 3/1/15                                                                        265,000                     252,592
   5.95% 12/1/28                                                                     1,485,000                   1,497,823
#Miller Brewing 144A
   4.25% 8/15/08                                                                     1,165,000                   1,141,213
   5.50% 8/15/13                                                                       435,000                     438,323
Pilgrim's Pride 9.625% 9/15/11                                                       1,055,000                   1,123,575
Schering-Plough
   5.55% 12/1/13                                                                       595,000                     601,193
   6.75% 12/1/33                                                                       565,000                     633,465
Universal 6.50% 2/15/06                                                                370,000                     370,205
UST 6.625% 7/15/12                                                                     820,000                     860,041
WellPoint
   4.25% 12/15/09                                                                    1,505,000                   1,461,293
   5.85% 1/15/36                                                                     1,930,000                   1,928,531
Wyeth 5.50% 2/1/14                                                                   5,095,000                   5,139,218
                                                                                               ----------------------------
                                                                                                                40,296,779
                                                                                               ----------------------------

Electric
Alabama Power 5.875% 12/1/22                                                         1,520,000                   1,571,587
oAVA Capital Trust III 6.50% 4/1/34                                                  1,005,000                   1,010,930
Avista
   7.75% 1/1/07                                                                      1,380,000                   1,408,318
   9.75% 6/1/08                                                                      1,810,000                   1,974,878
BVPS II Funding 8.33% 12/1/07                                                          549,000                     572,579
CenterPoint Energy Houston Electric 5.60% 7/1/23                                     1,850,000                   1,807,496
Cleveland Electric Illuminating 7.88% 11/1/17                                          200,000                     238,758
Constellation Energy 7.60% 4/1/32                                                    1,430,000                   1,712,501
Detroit Edison 4.80% 2/15/15                                                         1,350,000                   1,289,508
Dominion Resources 6.30% 3/15/33                                                     2,095,000                   2,119,124
Duke Capital
   4.331% 11/16/06                                                                     690,000                     686,511
   5.668% 8/15/14                                                                    2,390,000                   2,400,554
Entergy Gulf States 5.12% 8/1/10                                                     1,575,000                   1,531,347
FPL Group Capital 4.086% 2/16/07                                                     1,265,000                   1,252,717
Monongahela Power 5.00% 10/1/06                                                        315,000                     314,669
NRG Energy 7.375% 2/1/16                                                             1,795,000                   1,835,388
NRG Energy Bank 6.66% 2/2/13                                                         1,000,000                   1,010,625
PacifiCorp 7.00% 7/15/09                                                               500,000                     529,494
Pacific Gas & Electric 6.05% 3/1/34                                                  4,925,000                   5,031,601
Peco Energy 5.95% 11/1/11                                                            2,050,000                   2,126,449
#Power Contract Financing 144A
   5.20% 2/1/06                                                                        473,544                     473,544
   6.256% 2/1/10                                                                     2,119,000                   2,147,151
#Power Receivables Finance 144A 6.29% 1/1/12                                           203,844                     206,888
oProgress Energy 5.03% 1/15/10                                                       1,305,000                   1,305,724
PSEG Power 5.50% 12/1/15                                                             2,640,000                   2,609,437
oSCANA 4.56% 3/1/08                                                                  1,755,000                   1,757,424
TECO Energy 7.20% 5/1/11                                                             1,300,000                   1,387,751
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                           924,091                     942,552
Westar Energy 6.00% 7/1/14                                                           1,250,000                   1,299,753
                                                                                               ----------------------------
                                                                                                                42,555,258
                                                                                               ----------------------------

Energy
Amerada Hess 7.125% 3/15/33                                                          2,235,000                   2,554,668
#Canadian Oil Sands 144A 4.80% 8/10/09                                                 489,000                     480,639
ConocoPhillips 5.90% 10/15/32                                                        1,150,000                   1,214,714
EnCana 6.50% 8/15/34                                                                 2,240,000                   2,467,083
Energy Transfer 5.95% 2/1/15                                                         2,475,000                   2,486,101
Naftogaz Ukrainy 8.125% 9/30/09                                                      2,100,000                   2,124,990
Nexen 5.875% 3/10/35                                                                 1,270,000                   1,241,185
#Ras Laffan LNG III 144A 5.838% 9/30/27                                              1,775,000                   1,750,837
SEACOR Holdings 7.20% 9/15/09                                                        1,295,000                   1,346,214
oSecunda International 12.60% 9/1/12                                                 1,060,000                   1,128,900
SESI 8.875% 5/15/11                                                                    630,000                     663,076
Siberian Oil 10.75% 1/15/09                                                          2,250,000                   2,552,175
Smith International 7.00% 9/15/07                                                    2,360,000                   2,428,819
Talisman Energy 5.85% 2/1/37                                                         1,895,000                   1,870,693
Tyumen Oil 11.00% 11/6/07                                                            1,200,000                   1,309,440
USX 9.125% 1/15/13                                                                     600,000                     729,587
Weatherford International 4.95% 10/15/13                                                50,000                      48,578
                                                                                               ----------------------------
                                                                                                                26,397,699
                                                                                               ----------------------------

Financials
American General Finance 4.875% 7/15/12                                              2,185,000                   2,121,852
oBerkshire Hathaway 4.61% 1/11/08                                                      830,000                     831,296
Capital One Bank 5.75% 9/15/10                                                       1,250,000                   1,276,809
Capital One Financial 4.738% 5/17/07                                                 2,440,000                   2,427,968
Household Finance 4.625% 9/15/10                                                     1,250,000                   1,221,926
HSBC Finance 5.00% 6/30/15                                                             750,000                     723,478
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                       2,600,000                   2,610,705
#Mantis Reef 144A 4.799% 11/3/09                                                     2,140,000                   2,091,803
MBNA 5.00% 6/15/15                                                                   1,035,000                   1,014,109
Nuveen Investments 5.00% 9/15/10                                                     1,995,000                   1,956,867
Residential Capital
  o5.67% 11/21/08                                                                    1,920,000                   1,938,735
   6.125% 11/21/08                                                                   2,875,000                   2,906,168
   6.375% 6/30/10                                                                      815,000                     836,228
   6.875% 6/30/15                                                                    4,970,000                   5,351,010
o#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                     8,030,000                   8,464,464
o#ZFS Finance USA Trust I 144A 6.15% 12/15/65                                        1,515,000                   1,523,132
o#ZFS Finance USA Trust II 144A 6.45% 12/15/65                                       3,765,000                   3,811,724
                                                                                               ----------------------------
                                                                                                                41,108,274
                                                                                               ----------------------------

Industrial
Trimas 9.875% 6/15/12                                                                  410,000                     352,600
                                                                                               ----------------------------
                                                                                                                   352,600
                                                                                               ----------------------------

Insurance
#American International Group 144A 5.05% 10/1/15                                     2,130,000                   2,078,260
#Farmers Exchange Capital 144A 7.05% 7/15/28                                         2,262,000                   2,361,198
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                        885,000                     893,201
   8.625% 5/1/24                                                                     4,105,000                   4,923,914
#Liberty Mutual 144A
   5.75% 3/15/14                                                                     1,450,000                   1,436,481
   7.00% 3/15/34                                                                       805,000                     838,975
Marsh & McLennan
  o4.72% 7/13/07                                                                     1,745,000                   1,742,932
   5.15% 9/15/10                                                                       895,000                     887,257
   5.375% 3/15/07                                                                    2,145,000                   2,144,590
   5.375% 7/15/14                                                                      285,000                     278,568
   5.75% 9/15/15                                                                     1,438,000                   1,440,528
   5.875% 8/1/33                                                                     2,540,000                   2,410,869
MetLife 5.00% 6/15/15                                                                1,730,000                   1,693,830
Montpelier Re Holdings 6.125% 8/15/13                                                2,645,000                   2,570,511
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                      1,465,000                   1,748,979
#Nippon Life Insurance 144A 4.875% 8/9/10                                            3,130,000                   3,078,505
oø#North Front Pass-Through Trust 144A 5.81% 12/15/24                                4,850,000                   4,835,005
o#Oil Insurance 144A 5.15% 8/15/33                                                   3,225,000                   3,196,552
Phoenix 6.675% 2/16/08                                                               1,405,000                   1,415,396
Saint Paul Travelers 5.01% 8/16/07                                                   2,325,000                   2,319,246
oø#Twin Reefs Pass-Through Trust 144A 5.42% 12/31/49                                 2,000,000                   2,002,052
Willis Group
   5.125% 7/15/10                                                                    2,080,000                   2,066,814
   5.625% 7/15/15                                                                    2,170,000                   2,169,924
                                                                                               ----------------------------
                                                                                                                48,533,587
                                                                                               ----------------------------

Natural Gas
Atmos Energy
   4.00% 10/15/09                                                                    1,020,000                     975,514
  o4.975% 10/15/07                                                                   1,905,000                   1,906,919
Enterprise Products Operating
   4.00% 10/15/07                                                                      590,000                     577,792
   4.625% 10/15/09                                                                   1,565,000                   1,524,764
#GulfSouth Pipeline 144A 5.05% 2/1/15                                                1,570,000                   1,530,703
KeySpan Gas East 6.90% 1/15/08                                                         725,000                     748,924
Northern Border Pipeline 6.25% 5/1/07                                                1,035,000                   1,046,237
ONEOK 5.51% 2/16/08                                                                  2,665,000                   2,677,599
Sempra Energy
   4.621% 5/17/07                                                                      165,000                     163,951
   4.75% 5/15/09                                                                       735,000                     724,818
  o4.84% 5/21/08                                                                     1,080,000                   1,082,940
Texas East Transmission 5.25% 7/15/07                                                  615,000                     614,979
Valero Logistics Operations 6.05% 3/15/13                                            2,155,000                   2,223,229
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                   850,000                     868,112
                                                                                               ----------------------------
                                                                                                                16,666,481
                                                                                               ----------------------------

Real Estate
Brandywine Operating Partnetrship 5.625% 12/15/10                                    1,455,000                   1,456,534
Developers Diversified Realty
   4.625% 8/1/10                                                                     2,665,000                   2,578,403
   5.375% 10/15/12                                                                     530,000                     522,709
                                                                                               ----------------------------
                                                                                                                 4,557,646
                                                                                               ----------------------------

Technology
#Oracle 144A 5.25% 1/15/16                                                           2,615,000                   2,580,069
                                                                                               ----------------------------
                                                                                                                 2,580,069
                                                                                               ----------------------------
Transportation
American Airlines 6.817% 5/23/11                                                     1,890,000                   1,822,369
oBNSF Funding Trust I 6.613% 12/15/55                                                1,975,000                   2,045,119
Continental Airlines 6.503% 6/15/11                                                  2,080,000                   2,035,397
oCSX 4.561% 8/3/06                                                                     294,000                     294,462
#Erac Usa Finance 144A
   5.30% 11/15/08                                                                    2,160,000                   2,163,002
   7.35% 6/15/08                                                                     1,320,000                   1,380,440
United AirLines
    7.73% 7/1/10                                                                     1,099,159                   1,088,585
   ø8.70% 10/7/08                                                                      674,207                     468,256
                                                                                                                11,297,630
                                                                                               ----------------------------
Total Corporate Bonds                                                                                          427,415,181
                                                                                               ----------------------------

Foreign Agencies
Pemex Master Trust 6.125% 8/15/08                                                    2,095,000                   2,138,995
#Pemex Master Trust 144A 6.625% 6/15/35                                              8,570,000                   8,589,284
                                                                                               ----------------------------
Total Foreign Agencies                                                                                           6,433,637
                                                                                               ----------------------------

Limited Partnership
#@=KBSI Partnership                                                                          1                       8,505
                                                                                               ----------------------------
Total Limited Partnership                                                                                            8,505
                                                                                               ----------------------------

Municipal Bonds
American Eagle Northwest Series A 4.97% 12/15/18                                       585,000                     570,954
California State 5.00% 2/1/33                                                          890,000                     913,220
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                 1,460,000                   1,527,583
Colorado Department of Transportation Revenue Series B 5.00%
   12/15/13 (FGIC)                                                                   1,800,000                   1,949,256
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                       895,000                     952,432
Illinois State Taxable Pension 5.10% 6/1/33                                          2,140,000                   2,077,812
New York State Sales Tax Asset Receivables Series A 5.25%
   10/15/27 (AMBAC)                                                                    985,000                   1,061,564
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                     1,430,000                   1,523,436
Oregon State Taxable Pension 5.892% 6/1/27                                           1,600,000                   1,708,768
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                 290,000                     294,501
   6.07% 7/1/26                                                                        710,000                     741,062
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                    475,000                     498,076
                                                                                               ----------------------------
Municipal Bonds                                                                                                 13,818,664
                                                                                               ----------------------------

Non-Agency Asset Backed Securities
#Countrywide Asset-Backed Certificates Series 2004-1 NIM 144A
   6.00% 5/25/34                                                                         3,433                       3,428
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                     285,000                     267,339
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                          134,102                     133,767
Mid-State Trust Series 11 A1 4.864% 7/15/38                                            246,445                     233,685
Mid-State Trust Series 2004-1 A 6.005% 8/15/37                                         310,317                     317,017
Mid-State Trust Series 2005-1 A 5.745% 1/15/40                                         384,231                     382,790
oRenaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                 1,570,000                   1,548,345
Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                  790,000                     781,335
#Sharp NIM Trust
   Series 2004-IM1N N1 144A 6.85% 3/25/34                                               54,276                      54,276
   Series 2003-HE1N N 144A 6.90% 11/25/33                                               16,704                      16,674
   Series 2004-2N 144A 7.00% 1/25/34                                                   124,060                     124,060
#Sierra Receivables Funding Company Series 2003-1A A  144A
   3.09% 1/15/14                                                                       117,433                     115,125
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                          774,933                     715,684
                                                                                               ----------------------------
Total Non-Agency Asset Backed Securities                                                                         4,693,525
                                                                                               ----------------------------

Non-Agency Collateralized Mortgage Obligations
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2
   4.75% 8/25/35                                                                       531,516                     519,308
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36                  1,340,000                   1,342,680
oFirst Horizon Asset Securities Series 2004-AR7 1A1 4.473% 2/25/35                   2,343,114                   2,348,346
oJP Morgan Mortgage Trust Series 2005-A2 2A1 4.731% 4/25/35                            853,958                     848,888
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                               1,704,287                   1,710,277
oMASTR Adjustable Rate Mortgage Trust 2004-10 2A2 4.973% 10/25/34                      719,018                     723,357
o#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                     978,059                     966,616
oMLCC Mortgage Investors Series 2005-1 1A 4.739% 4/25/35                             1,157,827                   1,151,314
oStructured Adjustable Rate Mortgage Loan Trust Series 2005-18 6A1
   5.337% 9/25/35                                                                    1,876,692                   1,865,904
oWashington Mutual Series 2005-AR3 A1 4.65% 3/25/35                                  2,603,635                   2,560,650
                                                                                               ----------------------------
Total Non-Agency Collateralized Mortgage Obligations                                                            14,037,340
                                                                                               ----------------------------

Preferred Stock
Nexen 7.35%                                                                             32,495                     833,497
                                                                                               ----------------------------
Total Preferred Stock                                                                                              833,497
                                                                                               ----------------------------

=@Private Placement Securites - Debt
#Anglo Irish Bank Series A 144A 9.10% 9/30/06                                        1,000,000                   1,028,156
¢Continental Auto Receivables Series A 12.00% 12/31/06                                 500,000                      30,000
Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12                         500,000                     539,690
#Deloitte & Touche Series B 144A 7.41% 10/1/11                                         545,783                     556,098
#New Boston Garden 144A 8.45% 9/22/15                                                  686,392                     728,790
‡Zelenka Evergreen 13.75% 5/4/07                                                       582,184                           0
                                                                                               ----------------------------
Total Private Placement Securites - Debt                                                                         2,882,734
                                                                                               ----------------------------

=@Private Placement Securities - Equity
CIC Acquisition (Conso International) PIk for Preferred Stock 12.00%                       368                           0
†CIC Acquisition (Conso International) Warrants For Preferred Stock
   (Clawback Provision), exercise price $0.01, expiration date 3/1/10                      437                           0
†CIC Acquisition (Conso International) Warrants for Preferred Stock,
   exercise price $0.01, expiration date 3/1/10                                            347                           0
                                                                                               ----------------------------
Total Private Placement Securities - Equity                                                                              0
                                                                                               ----------------------------

Regional Agency
Australia
Queensland Treasury 6.00% 10/14/15                                                   2,952,000                   2,323,297
                                                                                               ----------------------------
                                                                                                                 2,323,297
                                                                                               ----------------------------
Total Regional Agency                                                                                            2,323,297
                                                                                               ----------------------------

Regional Authority
Canada
Ontario Province 4.50% 3/8/15                                                          903,000                     796,639
Quebec Province 5.00% 12/1/15                                                        1,399,000                   1,269,236
                                                                                               ----------------------------
                                                                                                                 2,065,875
                                                                                               ----------------------------
Total Regional Authority                                                                                         2,065,875
                                                                                               ----------------------------

«@Senior Secured Loans
Dex Media West Loan Tranche B 6.28% 9/14/10                                          1,054,103                   1,065,303
Neiman Marcus Term Bank Loan 6.475% 4/6/13                                           4,984,177                   5,034,019
Qwest Communications Bank Loan Tranche A 8.53% 6/30/07                               1,000,000                   1,025,000
Qwest Communications Bank Loan Tranche B 6.95% 6/30/10                               1,250,000                   1,262,500
                                                                                               ----------------------------
Total Senior Secured Loans                                                                                       8,386,822
                                                                                               ----------------------------

Sovereign Debt
Brazil
Republic of Brazil 12.50% 1/5/16                                                     5,776,000                   2,676,492
                                                                                               ----------------------------
                                                                                                                 2,676,492
                                                                                               ----------------------------

El Salvador
Republic of El Salvador 7.65% 6/15/35                                                1,035,000                   1,112,625
                                                                                               ----------------------------
                                                                                                                 1,112,625
                                                                                               ----------------------------

Germany
Deutsche Bundesrepublik 5.00% 7/4/11                                                 2,009,000                   2,649,282
                                                                                               ----------------------------
                                                                                                                 2,649,282
                                                                                               ----------------------------

Poland
Poland Government 6.25% 10/24/15                                                     1,529,000                     531,608
                                                                                               ----------------------------
                                                                                                                   531,608
                                                                                               ----------------------------

Russia
@øRussian Paris Club Participation Note 1.975% 8/20/20                             121,956,815                   1,039,390
                                                                                               ----------------------------
                                                                                                                 1,039,390
                                                                                               ----------------------------

Sweden
Swedish Government
   4.00% 12/1/09                                                                    12,995,000                   1,764,445
   4.50% 8/12/15                                                                     5,805,000                     828,892
   5.00% 12/1/20                                                                     3,535,000                     545,756
                                                                                               ----------------------------
                                                                                                                 3,139,093
                                                                                               ----------------------------

United Kingdom
U.K. Treasury 8.00% 9/27/13                                                          1,196,000                   2,654,260
                                                                                               ----------------------------
                                                                                                                 2,654,260
                                                                                               ----------------------------

Uruguay
Republic of Uruguay 8.00% 11/18/22                                                     755,000                     788,975
                                                                                               ----------------------------
                                                                                                                   788,975
                                                                                               ----------------------------

Venezuela
Venezuela Government 9.375% 1/13/34                                                  1,065,000                   1,333,913
                                                                                               ----------------------------
                                                                                                                 1,333,913
                                                                                               ----------------------------
Total Soveriegn Debt                                                                                            15,925,638
                                                                                               ----------------------------

Supranational Banks
Inter-American Development Bank 1.90% 7/8/09                                         4,000,000                      35,608
                                                                                               ----------------------------
Total Supranational Banks                                                                                           35,608
                                                                                               ----------------------------

U.S. Treasury Obligations
?U.S. Treasury Bond 5.375% 2/15/31                                                      50,000                      55,059
U.S. Treasury Inflation Index Notes
   1.875% 7/15/15                                                                    1,818,908                   1,801,642
   2.00% 1/15/16                                                                     1,528,614                   1,530,466
   2.00% 1/15/26                                                                     1,643,136                   1,640,684
U.S. Treasury Notes
   4.375% 1/31/08                                                                      740,000                     738,093
   4.50% 11/15/15                                                                    2,810,000                   2,804,402
  ?5.375% 2/15/31                                                                    2,220,000                   2,444,602
                                                                                               ----------------------------
Total U.S. Treasury Obligations                                                                                 11,014,948
                                                                                               ----------------------------

Warrants
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                             1,590                           0
                                                                                               ----------------------------
Total Warrants                                                                                                           0
                                                                                               ----------------------------

Commercial Paper
UBS Finance 4.47% 2/1/06                                                             1,300,000                   1,300,000
                                                                                               ----------------------------
Total Commercial Paper                                                                                           1,300,000
                                                                                               ----------------------------

Repurchase Agreements
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be
  repurchased at $2,960,359, collateralized by $1,393,000
  U.S. Treasury Notes due 5/15/06, market value $1,389,026,
  $653,000 U.S. Treasury Notes 2.375%, due 8/15/06, market
  value $652,757 and $987,000 U.S. Treasury Notes 2.675%
  due 11/15/06, market value $978,304)                                               2,960,000                   2,960,000

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be
  repurchased at $2,089,253, collateralized by $162,000
  U.S. Treasury Bills due 6/22/06, market value $159,106,
  $955,000 U.S. Treasury Notes 3.50% due 11/15/06, market
  value $953,771 and $1,044000 U.S. Treasury Notes 3.625%
  due 7/15/09, market value $1,018,484)                                              2,089,000                   2,089,000
                                                                                               ----------------------------
Total Repurchase Agreements                                                                                      5,049,000
                                                                                               ----------------------------

Total Investments at Market                                                                                    535,940,675
                                                                                               ----------------------------

Total Investments at Cost                                                                                      539,500,758
                                                                                               ----------------------------

--------------------------------------------------------------

(degree)Principal  amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

oVariable rate securities. The interest rate shown is the rate as of January 31,
2006.

†Non-income producing security for the period ended January 31, 2006.

#Security  exempt from  registration  under Rule 144A of the  Securities  Act of
1933.

?Fully or partially pledged as collateral for financial futures contracts.

=Security  is being fair valued in  accordance  with the Fund's  fair  valuation policy.

@Illiquid security.

øPass Through Agreement.  Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty  pursuant to various  agreements  related to the rescheduling of obligations and the exchange of certain notes.

«Senior Secured Loans in which the Fund invests generally pay interest at rates which are  periodically  redetermined by reference to a base lending rate plus a premium.  These base lending  rates are  generally (i) the prime rate offered by one or more United  States  banks,  (ii) the lending rate offered by one or more
European  banks such as the London  Inter-Bank  Offered Rate ('LIBOR') and (iii)
the  certificate  of  deposit  rate.  Senior  Secured  Loans may be  subject  to restrictions on resale.

¢Security  is  currently  in default.  The issue has missed the  maturity  date.
Bankruptcy  proceedings are in process to determine  distribution of assets. The date listed is the estimate of when proceedings will be finalized.

¿Pass Through Agreement.  Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty  pursuant to various  agreements  related to the rescheduling of obligations and the exchange of certain notes.

§Pre-Refunded  Bonds are  municipals  that are generally  backed or secured by
U.S. Treasury bonds. For Pre-Refunded  Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Step  coupon  bond.  Coupon  increases  periodically  based on a  predetermined schedule. Stated interest rate in effect at January 31, 2006.

‡Non-income producing security. Security is currently in default.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
PIK - Pay-in-kind
S.F. - Single Family
TBA - To be announced
yr - Year

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment adviser of any of the Funds  from  buying or  selling  securities  in the normal course of such Fund's business and operations.

The following  foreign currency  exchange  contracts and futures  contracts were outstanding at January 31, 2006:

Foreign Currency Exchange Contracts

                               Delaware Corporate
           % of Net               Bond Fund
           Assets       Par/Shares°      Market Value (US$)

settlement           Contracts to
date                 Receive (Deliver)    In Exchange For
----------           -----------------    ----------------
2/8/2006             AUD (2,481,880)      GBP 1,063,300
2/8/2006             GBP (760,530)        USD 1,306,207
2/8/2006             GBP (507,000)        EUR 736,298
2/8/2006             GBP 52,300           USD (92,933)
2/8/2006             GBP (1,063,300)      USD 1,844,567
2/8/2006             CAD (1,699,000)      USD 1,460,877
2/8/2006             EUR 1,207,000        SEK (11,604,702)
2/8/2006             EUR (1,145,000)      USD 1,344,585
2/8/2006             EUR 1,368,000        USD (1,670,082)
2/8/2006             EUR (884,000)        USD  1,035,668
2/8/2006             JPY (91,856,000)     USD  798,213
2/8/2006             PLN (1,664,430)      USD  578,011

                           Lincoln National
                           Income Fund, Inc.
                      Par/Shares°    Market Value (US$)

settlement           Contracts to
date                 Receive (Deliver)  In Exchange For
2/8/2006             AUD (610,748)      GBP 261,660
2/8/2006             GBP (267,000)      USD 463,405
2/8/2006             GBP (110,000)      EUR 159,749
2/8/2006
2/8/2006             GBP (164,660)      USD 282,900
2/8/2006             CAD (84,000)       USD 72,227
2/8/2006             EUR 253,000        SEK (2,432,469)
2/8/2006             EUR (260,000)      USD 305,321
2/8/2006             EUR 282,000        USD (344,271)
2/8/2006             EUR (174,000)      USD 208,278
2/8/2006             JPY (33,472,000)   USD 290,866
2/8/2006             PLN (404,880)      USD 124,817

                            Delaware Corporate
                                Bond Fund
                             ProForma Combined
                       Par/Shares°   Market Value (US$)

settlement           Contracts to
date                 Receive (Deliver)  In Exchange For
2/8/2006             AUD (3,092,628)    GBP 1,324,960
2/8/2006             GBP (1,027,530)    USD 1,769,612
2/8/2006             GBP (617,000)      EUR 896,047
2/8/2006             GBP 52,300         USD (92,933)
2/8/2006             GBP (1,227,960)    USD 2,127,467
2/8/2006             CAD (1,783,000)    USD 1,533,104
2/8/2006             EUR 1,460,000      SEK (14,037,171)
2/8/2006             EUR (1,405,000)    USD 1,649,906
2/8/2006             EUR 1,650,000      USD (2,014,353)
2/8/2006             EUR (1,058,000)    USD 1,243,946
2/8/2006             JPY (125,328,000)  USD 1,089,079
2/8/2006             PLN (2,069,310)    USD 702,828

Futures Contracts

                                            Delaware Corporate
                                                Bond Fund

                                          Number of
Futures descriptions                      contracts    Market Value
U.S. Treasury 10 year Notes,
  expires 3/31/06                           362        39,254,375
U.S. Treasury long Bond,
  expires 3/31/06                           (82)       (9,253,188)
U.S. 5 year Notes, expires
  3/31/06                                     0                 0

                                              Lincoln National
                                              Income Fund, Inc.

                                          Number of
Futures descriptions                      contracts    Market Value
U.S. Treasury 10 year Notes,
  expires 3/31/06                            68           7,373,750
U.S. Treasury long Bond,
  expires 3/31/06                            50             564,219
U.S. 5 year Notes, expires
  3/31/06                                    10             105,734

                                             Delaware Corporate
                                                 Bond Fund
                                              ProForma Combined

                                          Number of
Futures descriptions                      contracts   Market Value
U.S. Treasury 10 year Notes,
  expires 3/31/06                            430        46,628,125
U.S. Treasury long Bond,
  expires 3/31/06                            (32)       (8,688,969)
U.S. 5 year Notes, expires
  3/31/06                                     10           105,734

The use of  futures  contracts  involves  elements  of market  risk and risks in excess of the amount recognized in the financial statements.

See Pro Forma Notes to Financial Statements

Delaware Corporate Bond Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of January 31, 2006
(Unaudited)

                                                             Lincoln                                            Delaware
                                          Delaware           National                                Corporate Bond Fund
                                         Corporate           Income           Pro Forma                        Pro Forma
                                         Bond Fund           Fund, Inc.      Adjustments                        Combined
                                      ---------------   ----------------   ---------------     -------------------------
Assets

Investments, at market value            $ 441,670,317       $ 94,270,358               $ -                 $ 535,940,675
Cash                                        5,289,303            829,614          (183,776)(A)                 5,935,141
Receivable for fund shares sold             3,499,274                  -                 -                     3,499,274
Receivable for securities sold              2,087,033            250,646                 -                     2,337,679
Dividends receivable                           11,682              3,246                 -                        14,928
Interest receivable                         6,729,725          1,446,457                 -                     8,176,182
                                      ----------------   ----------------   ---------------     -------------------------
         Total Assets                     459,287,334         96,800,321          (183,776)                  555,903,879
                                      ----------------   ----------------   ---------------     -------------------------

Liabilities

Payable for fund shares repurchased           914,171                  -                 -                       914,171
Payable for securities purchased           16,693,122          2,851,234                 -                    19,544,356
Mark to market on currency
  contracts                                   245,949             51,140                 -                       297,089
Mark to market on futures                      32,344              2,297                 -                        34,641
Distributions payable                         554,281                  -                 -                       554,281
Transaction costs payable                           -                  -           136,666(A),(B)                136,666
Accrued expenses and other
  liabilities                                 369,081            183,776          (183,776)(A)                   369,081
                                      ----------------   ----------------   ---------------     -------------------------
         Total Liabilities                 18,808,948          3,088,447           (47,110)                   21,850,285
                                      ----------------   ----------------   ---------------     -------------------------
Net Assets                              $ 440,478,386       $ 93,711,874        $ (136,666)                $ 534,053,594
                                      ================   ================   ===============     =========================

Analysis of Net Assets

Accumulated paid in capital             $ 447,373,072       $ 95,261,822               $ -                  $ 542,634,894
Undistributed net investment
  income(C)                                   214,334            282,453          (136,666)(A),(B)                360,121
Accumulated net realized gain/
  (loss) on investments                    (4,409,438)          (570,086)                -                     (4,979,524)
Unrealized appreciation of
  investments                              (2,699,582)        (1,262,315)                -                     (3,961,897)
                                      ----------------   ----------------   ---------------     -------------------------
Net Assets                              $ 440,478,386       $ 93,711,874        $ (136,666)                 $ 534,053,594
                                      ================   ================   ===============     =========================

(A)Under the Plan,  Lincoln  National Income Fund, Inc. will deliver to Delaware
Corporate Bond Fund at the Closing all of its then existing  assets,  except for cash,  bank  deposits  or cash  equivalent  securities  in an  estimated  amount necessary  to: (i) pay the costs and  expenses of carrying  out the Plan,  which costs and expenses shall be established on its books as liability reserves; (ii)
discharge its paid  liabilities  on its books at the Closing Date; and (iii) pay such contingent  liabilities as its Board of Directors shall  reasonably deem to exist, if any, at the Closing Date, for which  contingent and other  appropriate liability reserves shall be established on its books.

(B)Adjustment reflects the costs of the Transaction to be incurred by the Funds.

(C)Undistributed  net investment  income includes net realized gains (losses) on foreign  currencies.  Net  realized  gains  (losses) on foreign  currencies  are treated as net investment  income in accordance  with provisions of the Internal
Revenue Code.

Outstanding Shares                         78,480,891          7,476,103         9,213,825                    95,170,819

Retail Class A Shares                      26,136,062          7,476,103         9,213,825                    42,825,990
Retail Class B Shares                       4,317,798                  -                                       4,317,798
Retail Class C Shares                       8,080,609                  -                                       8,080,609
Retail Class R Shares                         691,138                  -                                         691,138
Institutional Shares                       39,255,284                  -                                      39,255,284

Net Assets
Retail Class A Shares                     146,750,745         93,711,874           (45,532)                  240,417,087
Retail Class B Shares                      24,227,224                               (7,517)                   24,219,707
Retail Class C Shares                      45,366,763                              (14,076)                   45,352,687
Retail Class R Shares                       3,880,344                               (1,204)                    3,879,140
Institutional Shares                      220,253,310                              (68,337)                  220,184,973

Net asset value per share:

Retail Class A Shares                           $5.61             $12.53                                           $5.61
Retail Class B Shares                           $5.61                  -                                           $5.61
Retail Class C Shares                           $5.61                  -                                           $5.61
Retail Class R Shares                           $5.61                  -                                           $5.61
Institutional Shares                            $5.61                  -                                           $5.61

See Pro Forma Notes to Financial Statements

Delaware Corporate Bond Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended January 31, 2006
(Unaudited)

                                                                                                             Delaware
                                                                                                             Corporate
                                                                                                             Bond Fund
                                                  Delaware            Lincoln National          Pro Forma    Pro Forma
                                             Corporate Bond Fund      Income Fund, Inc.       Adjustments     Combined
                                           ----------------------     -------------------     -----------    ------------

Investment Income
  Dividend income (net of foreign tax
    withheld)                                           $ 46,728                $ 25,171             $ -        $ 71,899
  Interest income                                     21,707,288               5,878,826               -      27,586,114
                                           ----------------------     -------------------     -----------    ------------
  Total Investment Income                             21,754,016               5,903,997               -      27,658,013
                                           ----------------------     -------------------     -----------    ------------

Expenses
  Management fees                                      1,880,861                 829,997        (341,698)(A)   2,369,160
  Distribution expenses - Class A                        344,934                       -         292,980 (B)     637,914
  Distribution expenses - Class B                        237,511                       -                         237,511
  Distribution expenses - Class C                        342,423                       -                         342,423
  Distribution expenses - Class R                         16,559                       -                          16,559
  Dividend disbursing and transfer
    agent fees and expenses                              449,061                  36,358          89,675 (C)     575,094
  Accounting and administration
    expenses                                             142,289                       -          39,064 (C)     181,353
  Reports and statements to
    shareholders                                         112,115                  39,462         (94,922)(D)      56,655
  Registration fees                                       59,315                       -          10,000 (C)      69,315
  Professional fees                                       63,449                 109,423         (98,498)(D)      74,374
  NYSE fees                                                    -                  28,498         (28,498)(D)           -
  Trustees' fees                                          20,089                  85,660         (80,444)(E)      25,305
  Custodian fees                                          23,401                  37,993         (24,444)(D)      36,950
  Insurance fees                                          27,740                  64,399         (57,197)(D)      34,942
  Pricing fees                                             9,744                   9,729          (9,729)(D)       9,744
  Other                                                   15,811                  26,974         (25,164)(D)      17,621
                                           ----------------------     -------------------     -----------    ------------
                                                       3,745,302               1,268,493        (328,875)      4,684,920
  Less expenses waived                                  (666,184)                      -        (178,254)(C)    (844,438)
  Less waiver of distribution
    expenses- Class A                                    (57,489)                      -         (48,830)(C)    (106,319)
  Less expenses paid indirectly                           (1,517)                      -               -          (1,517)
                                           ----------------------     -------------------     -----------    ------------
  Total expense                                        3,020,112               1,268,493        (555,959)      3,732,646
                                           ----------------------     -----------------------------------    ------------

Net Investment Income                                 18,733,904               4,635,504         555,959      23,925,367
                                           ----------------------     -------------------     -----------    ------------

Net Realized and Unrealized Gain/
(Loss) on Investments:
   Net realized gain on:
   Investments                                         (3,267,507)               (144,134)              -     (3,411,641)
   Futures                                                133,334                 (64,704)              -         68,630
   Foreign currencies                                     367,952                 194,323               -        562,275
                                           ----------------------     -------------------     -----------    -----------
   Net realized gain                                   (2,899,555)                 50,189               -     (2,849,366)
   Change in unrealized appreciation/
     (depreciation) of investments                    (10,540,918)             (3,409,818)              -    (13,950,736)
                                           ----------------------     -------------------     -----------    -----------
Net Realized and Unrealized Gain on
Investments                                           (13,440,473)             (3,359,630)              -    (16,800,103)

                                           ----------------------     -------------------     -----------    -----------
Change in Net Assets Resulting from
Operations                                            $ 5,293,431             $ 1,275,874       $ 555,959    $ 7,125,264
                                           ======================     ===================     ===========    ===========

(A)  Decrease to reflect lower management fee for the surviving fund.
(B)  Increase to reflect fees incurred on assets of merging fund.
(C)  Increase to reflect appropriate expense levels by merging the funds.
(D)  Decrease to reflect appropriate expense levels by merging the funds.
(E)  Based on trustees' compensation plan for the surviving fund.

See Pro Forma Notes to Financial Statements

Delaware Corporate Bond Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of January 31, 2006
(Unaudited)

                                                                                                 Lincoln National
                                           Delaware Corporate Bond Fund                          Income Fund, Inc.
                            ------------------------------------------------------------     --------------------------
                                                                          Institutional
                             Class A     Class B     Class C    Class R       Class                   Common
                              Shares     Shares      Shares      Shares      Shares                   Shares
                            ------------------------------------------------------------     --------------------------

Management fees               0.50%       0.50%       0.50%      0.50%        0.50%                    0.85%

Distribution and service
   (12b-1) fees               0.30%       1.00%       1.00%      0.60%         N/A                      N/A

Other expenses                0.25%       0.25%       0.25%      0.25%        0.25%                    0.45%
                            ------------------------------------------------------------     --------------------------

Total fund operating
expenses                      1.05%       1.75%       1.75%      1.35%        0.75%                    1.30%
                            ------------------------------------------------------------     --------------------------

Fee waivers & payments(A)    -0.25%      -0.20%      -0.20%     -0.30%       -0.20%                     N/A

Net expenses                  0.80%       1.55%       1.55%      1.05%        0.55%                    1.30%
                            ============================================================     ==========================

                                         Delaware Corporate Bond Fund
                                               Pro Forma Combined
                            ----------------------------------------------------------------

                                                                            Institutional
                             Class A    Class B     Class C     Class R         Class
                              Shares     Shares     Shares      Shares         Shares
                            ----------------------------------------------------------------

Management fees               0.50%      0.50%       0.50%       0.50%          0.50%

Distribution and service
  (12b-1) fees                0.30%      1.00%       1.00%       0.60%           N/A

Other expenses                0.23%      0.23%       0.23%       0.23%          0.23%
                            ----------------------------------------------------------------

Total fund operating
expenses                      1.03%      1.73%       1.73%       1.33%          0.73%
                            ----------------------------------------------------------------

Fee waivers & payments(A)    -0.23%     -0.18%      -0.18%      -0.28%         -0.18%

Net expenses                  0.80%      1.55%       1.55%       1.05%          0.55%
                            ================================================================

(A) DDLP has contracted to waive  distribution and services fees for a period of at least one year  following  the Closing Date in order to prevent  distribution and service  fees of Class A shares from  exceeding  0.25% of average  daily net assets of Class A shares.

Delaware Corporate Bond Fund
Pro Forma Notes to Financial Statements
January 31, 2006 (Unaudited)

Delaware  Group Income Funds (the "Trust") is organized as a Delaware  statutory trust and offers four series:  Delaware Corporate Bond Fund, Delaware Delchester
Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities
Fund.  These financial  statements and the related notes pertain to the Delaware
Corporate Bond Fund. The Trust is an open-end  investment  company.  The Fund is considered diversified under the Investment Company Act of 1940, as amended. The
Fund offers Class A, Class B, Class C, Class R and  Institutional  Class shares.
Class A shares are sold with a front-end  sales  charge of up to 4.50%.  Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held.  Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase.  Class C shares are sold with a contingent  deferred sales charge of 1%, if redeemed during the first 12 months.  Class R and Institutional
Class  shares  are not  subject  to a sales  charge  and are  offered  for  sale exclusively to a limited group of investors.

The investment  objective of the Fund is to seek to provide investors with total return.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed  acquisition of the Lincoln  National  Income Fund,  Inc. by the
Delaware  Corporate Fund, as if such  acquisition had taken place as of February
1, 2005.

Under the terms of the Plan of  Acquisition,  the  combination  of the  Delaware
Corporate Fund and the Lincoln  National Income Fund, Inc. will be accounted for by a method of  accounting  for tax-free  mergers of investment  companies.  The acquisition  would be accomplished by an acquisition of substantially all of the assets of the Lincoln  National  Income Fund, Inc, in exchange for shares of the
Delaware  Corporate  Bond Fund at net asset value.  The  statement of assets and liabilities  and the related  statement of operations of the Delaware  Corporate
Bond Fund and the Lincoln  National  Income Fund,  Inc. have been combined as of and for the twelve months ended January 31, 2006.

The  accompanying pro forma financial  statements  should be read in conjunction with the financial  statements of the Delaware  Corporate Bond Fund  semi-annual report dated January 31, 2006 and the Lincoln  National Income Fund, Inc. annual report dated December 31, 2005.

The following notes refer to the accompanying pro forma financial  statements as if the above-mentioned  acquisition of the Lincoln National Income Fund, Inc. by the Delaware Corporate Bond Fund had taken place as of February 1, 2005.

2.  Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities,  except those traded on the Nasdaq Stock
Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the  regular  close of the New York Stock  Exchange  (NYSE) on the  valuation date.  Securities  traded on the Nasdaq are valued in accordance with the Nasdaq
Official  Closing  Price,  which  may  not  be the  last  sales  price.  If on a particular day an equity security does not trade,  then the mean between the bid and asked  prices  will be used.  Securities  listed on a foreign  exchange  are valued at the last quoted sales price before the Fund is valued. U.S. government and agency  securities  are valued at the mean between the bid and asked prices.
Other long-term debt securities are valued by an independent pricing service and such  prices  are  believed  to  reflect  the  fair  value  of such  securities.
Short-term  debt  securities  having less than 60 days to maturity are valued at amortized  cost,  which  approximates  market value.  Forward  foreign  currency exchange  contracts and forward  foreign cross currency  exchange  contracts are valued at the mean  between the bid and asked  prices of the  contracts  and are marked-to-market daily. Interpolated values are derived when the settlement date of the  contract  is an interim  date for which  quotations  are not  available.
Futures  contracts  are  valued at the daily  quoted  settlement  prices.  Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith  under the  direction  of the
Funds' Board of Trustees.  In determining  whether market quotations are readily available or fair  valuation  will be used,  various  factors will be taken into consideration,  such as market closures,  or with respect to foreign securities, aftermarket  trading or  significant  events after local market  trading  (e.g., government actions or  pronouncements,  trading volume or volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain(loss) on investments are  allocated  to the  various  classes  of the Fund on the  basis of daily net assets of each class.  Distribution  expenses  relating to a specific  class are charged directly to that class.

Repurchase  Agreements - The Fund may invest in a pooled cash account along with other  members of the  Delaware  Investments(R)Family  of Funds  pursuant  to an exemptive order issued by the Securities and Exchange Commission.  The aggregate daily  balance of the pooled cash account is invested in  repurchase  agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's  custodian  bank until the maturity of the  respective  repurchase agreements.  Each repurchase agreement is 102%  collateralized.  However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency  Transactions - Transactions  denominated in foreign currencies are recorded at the prevailing  exchange rates on the valuation  date. The value of all assets and  liabilities  denominated in foreign  currencies is translated into U.S.  dollars at the  exchange  rate of such  currencies  against  the U.S.
dollar daily.  Transaction  gains or losses  resulting  from changes in exchange rates during the reporting  period or upon  settlement  of the foreign  currency transaction are reported in operations for the current period. The Fund isolates that portion of realized  gains and losses on  investments  in debt  securities, which are due to changes in  foreign  exchange  rates from that which are due to changes in market prices of debt  securities.  The Fund reports  certain foreign currency  related  transactions  as  components of realized  gains  (losses) for financial  reporting  purposes,  where such  components  are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are purchased or sold (trade date) for financial  reporting  purposes.  Costs used in  calculating  realized  gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums are amortized to interest income over the lives of the respective  securities.  Realized gains (losses) on paydowns of  mortgage-and  asset-backed  securities  are  classified as interest income.  The Fund declares  dividends daily from net investment  income and pays such  dividends  monthly and declares and pays  distributions  from net realized gain on investments, if any, annually.

3. Investment Management,  Administration Agreements and Other Transactions with
Affiliates
In accordance with the terms of the investment  management  agreement,  the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business
Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund,
0.475% on the next $500  million,  0.45% on the next $1.5  billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees,  certain insurance costs and  extraordinary  expenses do not exceed  0.55% of  average  daily  net  assets  of the Fund for at least one year following the Closing Date.

Delaware Service Company,  Inc. (DSC), an affiliate of DMC, provides accounting, administration,  dividend disbursing and transfer agent services.  The Fund pays
DSC a monthly fee based on average net assets  subject to certain  minimums  for accounting and administration services. The Fund pays DSC a monthly fee based on the number of  shareholder  accounts for dividend  disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware Distributors,  L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class
B and C shares and 0.60% of the average  daily net assets of the Class R shares.
DDLP has contracted to waive the distribution and service fees of Class A shares for at least one year after  closing date in order to prevent  distribution  and service fees from exceeding 0.25% of average daily net assets.  Effective August
1, 2005,  DDLP has  contracted  to limit  distribution  and service fees through
November 30, 2006 in order to prevent  distribution  and service fees of Class R shares from  exceeding  0.50% of average daily net assets.  Institutional  Class shares pay no distribution and service expenses.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

4.  Line of Credit
The Fund, along with certain other funds in the Delaware  Investments  Family of
Funds (the  "Participants"),  participates  in a $183,100,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount outstanding as of January 31, 2006, or at any time during the period.

5.  Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange  contracts and forward foreign cross currency exchange  contracts as a way of managing foreign exchange rate risk. The Fund may enter into these  contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period  between the date the trade was entered into and the date the security is delivered  and paid for.
The Fund may  also  use  these  contracts  to  hedge  the U.S.  dollar  value of securities  it already  owns that are  denominated  in foreign  currencies.  The change in market  value is  recorded  as an  unrealized  gain or loss.  When the contract is closed,  a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency  exchange  contracts does not eliminate  fluctuations in the underlying prices of the  securities,  but does  establish a rate of  exchange  that can be achieved in the future.  Although  forward foreign currency  exchange  contracts limit the risk of loss due to a decline  in the  value of the  hedged  currency, they also limit any  potential  gain that might  result  should the value of the currency  increase.  In  addition,  the Fund  could be  exposed  to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. Futures Contracts
The Fund may  invest  in  financial  futures  contracts  to hedge  its  existing portfolio  securities  against  fluctuations  in  value  caused  by  changes  in prevailing  market interest rates.  Upon entering into a futures  contract,  the
Fund deposits cash or pledges U.S. government  securities to a broker,  equal to the minimum "initial margin"  requirements of the exchange on which the contract is traded.  (In some cases,  due to the form of the futures  agreement,  initial margin is held in a segregated  account with the Fund's  custodian,  rather than directly with the broker).  Subsequent  payments are received from the broker or paid to the broker (or added to the  segregated  account) each day, based on the daily  fluctuation  in the  market  value of the  contract.  These  receipts  or payments are known as "variation  margin" and are recorded  daily by the Fund as unrealized  gains or losses until the contracts  are closed.  When the contracts are closed,  the Fund  records a realized  gain or loss equal to the  difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risk of entering into futures  contracts  include potential
imperfect   correlation   between  the  futures  contracts  and  the  underlying
securities  and the  possibility  of an  illiquid  secondary  market  for  these instruments.  The  unrealized  gain  (loss) is included  in  liabilities  net of receivables and other assets.

9. Credit and Market Risk
The Fund may invest in high yield fixed income  securities,  which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's
Investor  Services,  Inc.  Investments in these higher  yielding  securities are generally  accompanied  by a greater  degree of credit  risk than  higher  rated securities.  Additionally,  lower rated  securities  may be more  susceptible to adverse  economic and competitive  industry  conditions  than  investment  grade securities.

The Fund  invests in fixed  income  securities  whose  value is derived  from an underlying pool of mortgages or consumer loans.  Investors receive principal and interest payments as the underlying  mortgages and consumer loans are paid back.
Some of these securities are collateralized  mortgage  obligations  (CMOs). CMOs are  debt  securities  issued  by  U.S.  government  agencies  or  by  financial institutions and other mortgage lenders,  which are  collateralized by a pool of mortgages  held under an  indenture.  Prepayment  of  mortgages  may shorten the stated  maturity of the obligation  and can result in a loss of premium,  if any has been paid.  Certain of these securities may be stripped  (securities,  which provide only the principal or interest feature of the underlying security).  The yield to maturity on an  interest-only  CMO is extremely  sensitive  not only to changes in prevailing interest rates, but also to the rate of principal payments
(including  prepayments) on the related underlying mortgage assets. A rapid rate of principal  payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments  of  principal,  the  Fund  may fail to  fully  recoup  its  initial investment in these  securities  even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid  securities  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely  manner and at a fair price when it is  necessary  or desirable to do so.
While  maintaining  oversight,  the Board of Trustees  has  delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's  limitation on investments in illiquid  assets.  Illiquid securities have been denoted on the Statement of Net Assets.

10.  Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.